UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Investments
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices)           (Zip code)
Marie Chandoha
Schwab Investments
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: August 31
Date of reporting period: February 28, 2013

Item 1: Report(s) to Shareholders.

Semiannual report dated February 28, 2013, enclosed.

Schwab Bond Funds

Schwab Short-Term
Bond Market Fundtm

Schwab Intermediate-Term Bond Fundtm
(formerly, Schwab® Premier Income Fund)

Schwab Total
Bond Market Fundtm

Schwab GNMA Fundtm

Schwab® Treasury Inflation
Protected Securities Fund

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This wrapper is not part of the shareholder report.

Schwab Bond Funds

Semiannual Report
February 28, 2013

Schwab Short-Term
Bond Market Fundtm

Schwab Intermediate-Term Bond Fundtm
(formerly, Schwab® Premier Income Fund)

Schwab Total
Bond Market Fundtm

Schwab GNMA Fundtm

Schwab® Treasury Inflation
Protected Securities Fund

This page is intentionally left blank.

Five smart, cost-effective ways for investors to use
bonds in an asset allocation strategy.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the 6 Months Ended February 28, 2013

Schwab Short-Term Bond Market Fundtm (Ticker Symbol: SWBDX)	0.31%

Barclays U.S. Government/Credit: 1-5 Years Index	0.56%
Fund Category: Morningstar Short-Term Bond	1.03%

Performance Details	page 6

Schwab Intermediate-Term Bond Fundtm (Ticker Symbol: SWIIX)	0.39%

Barclays U.S. Aggregate Intermediate Bond Index	0.44%
Fund Category: Morningstar Intermediate-Term Bond	1.49%

Performance Details	page 7

Schwab Total Bond Market Fundtm (Ticker Symbol: SWLBX)	-0.01%

Barclays U.S. Aggregate Bond Index	0.15%
Fund Category: Morningstar Intermediate-Term Bond	1.49%

Performance Details	page 8

Schwab GNMA Fundtm (Ticker Symbol: SWGSX)	-0.48%

Barclays GNMA Index	-0.48%
Fund Category: Morningstar Intermediate Government	-0.10%

Performance Details	page 9

Schwab® Treasury Inflation Protected Securities Fund (Ticker Symbol: SWRSX)	0.42%

Barclays U.S. TIPS Index	0.55%
Fund Category: Morningstar Inflation Protected Bond	0.61%

Performance Details	page 10

Minimum Initial Investment[1]	$100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

[1]	Please see prospectus for further detail and eligibility requirements.

2 Schwab Taxable Bond Funds

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report concerning the Schwab Bond Funds. These products are part of our core solutions for investing in fixed-income securities, and are designed to serve as an important component of a well-diversified portfolio.

For the six months ended February 28, 2013, the funds generated returns that reflected the low interest rate environment, and efforts by the Federal Reserve to stimulate the sluggish U.S. economy. The Fed kept short-term interest rates at 0% to 0.25% and maintained large-scale asset purchase programs intended to hold down long-term interest rates, while the U.S. economy showed some signs of improvement. Shareholders should keep in mind that further improvements, or a change in the Fed’s policies, could lead to higher interest rates and reduced bond returns that might negatively affect the funds’ performance.

During the report period, corporate bonds outperformed Treasuries as credit conditions generally improved. Efforts by European leaders to stabilize the euro zone’s debt markets helped ease concerns about the region’s debt crisis, representing a favorable backdrop for high-yielding securities in particular. In addition, intermediate-term bonds generally outperformed short- and long-term bonds. The Barclays U.S. Aggregate Bond Index—broadly reflecting the U.S. bond market—returned 0.2%, the Treasury sector of the index returned -0.7%, and the Corporate sector returned 1.6%.

For more information about the Schwab Bond Funds, please continue reading this report. For shareholders of the Schwab Intermediate-Term Bond Fund, please remember that the fund changed its name from the Schwab Premier Income Fund in December 2012, while also changing its investment objective

 Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and Ten-Year Treasuries

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth, waning investor interest in bonds, an increase in the issuance of bonds, or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.

Data source: Bloomberg L.P.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Schwab Taxable Bond Funds 3

From the President continued

For the six months ended February 28, 2013, the funds generated returns that reflected the low interest rate environment, and efforts by the Federal Reserve to stimulate the sluggish U.S. economy.

and principal investment strategies. Also, for shareholders of the Schwab Treasury Inflation Protected Securities Fund, please remember that the fund will change its name to the Schwab Treasury Inflation Protected Securities Index Fund in April 2013, while also changing its investment objective and principal investment strategies. You can find further details about all of the Schwab Bond Funds by visiting www.schwabfunds.com, or by contacting us at 1-800-435-4000.

Sincerely,

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

4 Schwab Taxable Bond Funds

Fund Management

Matthew Hastings, CFA, Managing Director and Head of Taxable Bond Strategies, leads the portfolio management team for Schwab’s taxable bond funds and the Schwab Fixed Income ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1999, Mr. Hastings was in fixed-income sales and trading at Lehman Brothers. He has worked in the fixed-income securities industry since 1996.

Steven Hung, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of each of the funds, except for the Schwab GNMA Fund and Schwab Treasury Inflation Protected Securities Fund. His primary focus is corporate bonds. Prior to joining CSIM in 1999, Mr. Hung was an associate in Schwab’s management training program for nine months. In that role, he worked as a clerk on the Options Trading Floor of the Pacific Coast Stock Exchange.

Alfonso Portillo, Jr., Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of each of the funds, except for the Schwab Short-Term Bond Market Fund and Schwab Treasury Inflation Protected Securities Fund. His primary focus is securitized products. Prior to joining CSIM in 2007, Mr. Portillo worked for ten years at Pacific Investment Management Company, most recently as a vice president and member of the mortgage- and asset-backed portfolio management team. He has worked in fixed-income asset management since 1996.

Steven Chan, CFA, Managing Director and Portfolio Manager, is responsible for the day-to-day co-management of the funds. His primary focus is government securities, including Treasury inflation-protected securities. Mr. Chan has been a portfolio manager with CSIM since 2007, and has held a number of positions at the firm since beginning his tenure in 1996. His previous roles include managing the Portfolio Operations and Analytics group, and working as a senior manager in Finance. Prior to joining CSIM, Mr. Chan was a manager of finance at GT Capital Management.

Brandon Matsui, CFA, Managing Director and Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2010, Mr. Matsui was an associate portfolio manager on the Beta Management team at BNY Mellon for 11 months. Prior to that, Mr. Matsui spent five years at BlackRock Solutions, where he served as an analyst in the portfolio analytics group, and also a risk analytics manager for their corporate, asset management, and pension clients.

Schwab Taxable Bond Funds 5

Schwab Short-Term Bond Market Fund™

Performance and Fund Facts as of 2/28/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Returns1,2,3

Fund and Inception Date	6 months	1 Year	5 Years	10 Years

Fund: Schwab Short-Term Bond Market Fundtm (11/5/91)	0.31%	1.46%	0.58%	2.00%
Barclays U.S. Government/Credit: 1-5 Years Index	0.56%	1.80%	3.27%	3.64%
Fund Category: Morningstar Short-Term Bond	1.03%	2.67%	3.05%	3.12%

Fund Expense Ratios4: Net 0.29%; Gross 0.62%

 Yields1

30-Day SEC Yield[3]	0.34%

30-Day SEC Yield-No Waiver[5]	0.03%

12-Month Distribution Yield[3]	0.91%

 Portfolio Composition % of investments

These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type[6]

U.S. Government and Government Agencies	71.0%
Corporate Bonds	21.4%
Foreign Securities	6.8%
Other Investment Companies	0.7%
Municipal Bonds	0.1%

By Credit Quality[7]

AAA	75.6%
AA	3.9%
A	8.5%
BBB	10.9%
BB	0.1%
Short-Term Ratings	0.7%
Unrated Securities	0.3%

Weighted Average Maturity[8]	2.8 Yrs
Weighted Average Duration[8]	2.7 Yrs

Portfolio holdings may have changed since the report date.

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[5]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[6]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.
[7]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[8]	See Glossary for definitions of maturity and duration.

6 Schwab Taxable Bond Funds

Schwab Intermediate-Term Bond Fund™

Performance and Fund Facts as of 2/28/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Returns1,2,3,4

Fund and Inception Date	6 months	1 Year	5 Years	Since Inception

Fund: Schwab Intermediate-Term Bond Fundtm (10/31/07)	0.39%	2.52%	5.18%	5.82%
Barclays U.S. Aggregate Intermediate Bond Index	0.44%	2.70%	4.99%	5.38%
Fund Category: Morningstar Intermediate-Term Bond	1.49%	5.13%	5.81%	6.04%

Fund Expense Ratios5: Net 0.45%; Gross 0.62%

 Yields1

30-Day SEC Yield[3]	1.34%

30-Day SEC Yield-No Waiver[6]	1.17%

12-Month Distribution Yield[3]	3.69%

 Portfolio Composition % of investments

These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type[7]

U.S. Government and Government Agencies	37.4%
Mortgage-Backed Securities[8]	36.0%
Corporate Bonds	20.5%
Foreign Securities	3.3%
Commercial Mortgage Backed Securities	2.1%
Other Investment Companies	0.5%
Asset-Backed Obligations	0.2%

By Credit Quality[9]

AAA	74.4%
AA	1.6%
A	6.4%
BBB	13.7%
BB	1.4%
B	0.5%
Short-Term Ratings	0.5%
Unrated Securities	1.5%

Weighted Average Maturity[10]	4.2 Yrs
Weighted Average Duration[10]	3.4 Yrs

Portfolio holdings may have changed since the report date.

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	On August 10, 2009, the Investor Share class, Select Share class and Institutional Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[6]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[7]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.
[8]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 8.7% of total investments on February 28, 2013.
[9]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[10]	See Glossary for definitions of maturity and duration.

Schwab Taxable Bond Funds 7

Schwab Total Bond Market Fund™

Performance and Fund Facts as of 2/28/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Returns1,2,3

Fund and Inception Date	6 months	1 Year	5 Years	10 Years

Fund: Schwab Total Bond Market Fundtm (3/5/93)	-0.01%	2.78%	3.11%	3.57%
Barclays U.S. Aggregate Bond Index	0.15%	3.12%	5.52%	5.01%
Fund Category: Morningstar Intermediate-Term Bond	1.49%	5.13%	5.81%	4.95%

Fund Expense Ratios4: Net 0.29%; Gross 0.56%

 Yields1

30-Day SEC Yield[3]	1.45%

30-Day SEC Yield-No Waiver[5]	1.19%

12-Month Distribution Yield[3]	2.55%

 Portfolio Composition % of investments

These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type[6]

U.S. Government and Government Agencies	43.6%
Mortgage-Backed Securities[7]	28.8%
Corporate Bonds	20.1%
Foreign Securities	4.2%
Commercial Mortgage Backed Securities	1.7%
Municipal Bonds	0.9%
Other Investment Companies	0.4%
Asset-Backed Obligations	0.3%

By Credit Quality[8]

AAA	75.7%
AA	3.0%
A	9.1%
BBB	11.2%
BB	0.3%
B	0.1%
Short-Term Ratings	0.4%
Unrated Securities	0.2%

Weighted Average Maturity[9]	6.4 Yrs
Weighted Average Duration[9]	4.7 Yrs

Portfolio holdings may have changed since the report date.

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[5]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[6]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.
[7]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 6.7% of total investments on February 28, 2013.
[8]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[9]	See Glossary for definitions of maturity and duration.

8 Schwab Taxable Bond Funds

Schwab GNMA Fund™

Performance and Fund Facts as of 2/28/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Returns1,2,3,4

Fund and Inception Date	6 months	1 Year	5 Years	10 Years

Fund: Schwab GNMA Fundtm (3/3/03)	-0.48%	1.75%	4.94%	4.58%
Barclays GNMA Index	-0.48%	1.76%	5.51%	5.09%
Fund Category: Morningstar Intermediate Government	-0.10%	2.29%	4.60%	4.07%

Fund Expense Ratios5: Net 0.55%; Gross 0.60%

 Yields1

30-Day SEC Yield[3]	1.76%

30-Day SEC Yield-No Waiver[6]	1.71%

12-Month Distribution Yield[3]	3.12%

 Portfolio Composition % of investments

These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type[7]

Mortgage-Backed Securities[8]	98.8%
Other Investment Companies	1.2%

By Credit Quality[9]

AAA	97.8%
Short-Term Ratings	1.2%
Unrated Securities	1.0%

Weighted Average Maturity[10]	5.0 Yrs
Weighted Average Duration[10]	2.7 Yrs

Portfolio holdings may have changed since the report date.

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	On August 10, 2009, the Investor Share class and Select Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[6]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[7]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.
[8]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 11.9% of total investments on February 28, 2013.
[9]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[10]	See Glossary for definitions of maturity and duration.

Schwab Taxable Bond Funds 9

Schwab® Treasury Inflation Protected Securities Fund

Performance and Fund Facts as of 2/28/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Returns1,2,3,4

Fund and Inception Date	6 months	1 Year	5 Years	Since Inception

Fund: Schwab® Treasury Inflation Protected Securities Fund (3/31/06)	0.42%	3.91%	5.20%	6.35%
Barclays U.S. TIPS Index	0.55%	4.25%	5.81%	7.05%
Fund Category: Morningstar Inflation Protected Bond	0.61%	3.68%	4.81%	6.03%

Fund Expense Ratios5: Net 0.29%; Gross 0.64%

 Yields1

30-Day SEC Yield[3]	-3.52%

30-Day SEC Yield-No Waiver[6]	-3.82%

12-Month Distribution Yield[3]	2.18%

 Portfolio Composition % of investments

These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type[7]

U.S. Government Securities	99.7%
Other Investment Companies	0.3%

By Credit Quality[8]

AAA	99.7%
Short-Term Ratings	0.3%

Weighted Average Maturity[9]	9.1 Yrs
Weighted Average Duration[9]	8.2 Yrs

Portfolio holdings may have changed since the report date.

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	On August 10, 2009, the Investor Share class and Select Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[5]	As stated in the prospectus in effect on February 28, 2013. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[6]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[7]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.
[8]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[9]	See Glossary for definitions of maturity and duration.

10 Schwab Taxable Bond Funds

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2012 and held through February 28, 2013.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 9/1/12	at 2/28/13	9/1/12–2/28/13

Schwab Short-Term Bond Market Fundtm
Actual Return	0.29%	$1,000	$1,003.10	$1.44
Hypothetical 5% Return	0.29%	$1,000	$1,023.36	$1.45

Schwab Intermediate-Term Bond Fundtm
Actual Return	0.55%	$1,000	$1,003.90	$2.73
Hypothetical 5% Return	0.55%	$1,000	$1,022.07	$2.76

Schwab Total Bond Market Fundtm
Actual Return	0.30%	$1,000	$999.90	$1.49
Hypothetical 5% Return	0.30%	$1,000	$1,023.31	$1.51

Schwab GNMA Fundtm
Actual Return	0.56%	$1,000	$995.20	$2.77
Hypothetical 5% Return	0.56%	$1,000	$1,022.02	$2.81

Schwab® Treasury Inflation Protected Securities Fund
Actual Return	0.36%	$1,000	$1,004.20	$1.79
Hypothetical 5% Return	0.36%	$1,000	$1,023.01	$1.81

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

Schwab Taxable Bond Funds 11

Schwab Short-Term Bond Market Fund™

Financial Statements

Financial Highlights

	9/1/12–		9/1/11–	9/1/10–	9/1/09–	9/1/08–	9/1/07–
	2/28/13*		8/31/12	8/31/11	8/31/10	8/31/09	8/31/08

Per-Share Data ($)

Net asset value at beginning of period	9.33		9.27	9.19	8.93	9.30	9.84

Income (loss) from investment operations:
Net investment income (loss)	0.04		0.10	0.12	0.18	0.29	0.44
Net realized and unrealized gains (losses)	(0.01)		0.06	0.08	0.26	(0.37)	(0.54)

Total from investment operations	0.03		0.16	0.20	0.44	(0.08)	(0.10)
Less distributions:
Distributions from net investment income	(0.04)		(0.10)	(0.12)	(0.18)	(0.29)	(0.44)

Net asset value at end of period	9.32		9.33	9.27	9.19	8.93	9.30

Total return (%)	0.31	[1]	1.74	2.23	4.92	(0.85)	(1.11)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.29	[2]	0.29	0.49 [3]	0.55	0.55	0.55
Gross operating expenses	0.60	[2]	0.62	0.62	0.62	0.62	0.59
Net investment income (loss)	0.84	[2]	1.07	1.34	1.95	3.23	4.62
Portfolio turnover rate[4]	43	[1]	92	94	173	231	351
Net assets, end of period ($ x 1,000,000)	445		443	267	258	261	346

* Unaudited.
1 Not annualized.
2 Annualized.
3 Effective June 16, 2011, the net operating expense limitation was lowered. The ratio presented for period ended 8/31/11 is a blended ratio.
4 Includes to-be-announced (TBA) transactions (if any). See financial note 2.

12 See financial notes

 Schwab Short-Term Bond Market Fund

Portfolio Holdings as of February 28, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

70.9%	U.S. Government and Government Agencies	312,778,060	315,560,237
6.8%	Foreign Securities	29,639,020	30,214,044
21.4%	Corporate Bonds	93,342,215	95,198,082
0.1%	Municipal Bonds	698,119	713,119
0.7%	Other Investment Company	2,944,769	2,944,769

99.9%	Total Investments	439,402,183	444,630,251
0.0%	Collateral Invested for Securities on Loan	154,070	154,070
0.1%	Other Assets and Liabilities, Net		496,951

100.0%	Net Assets		445,281,272

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

U.S. Government and Government Agencies 70.9% of net assets

U.S. Government Agency Securities 9.6%
Fannie Mae
0.75%, 12/19/14	1,750,000	1,765,024
0.38%, 03/16/15	4,500,000	4,507,614
0.40%, 07/30/15 (b)	2,000,000	1,998,308
0.50%, 09/28/15	500,000	501,519
2.38%, 04/11/16	3,250,000	3,446,927
1.25%, 09/28/16	1,000,000	1,024,818
1.30%, 05/10/17 (b)	1,000,000	1,002,415
1.20%, 07/17/17 (b)	1,500,000	1,505,067
0.88%, 08/28/17	1,000,000	1,004,234
0.88%, 10/26/17	1,500,000	1,507,231
Federal Farm Credit Bank
0.37%, 06/11/14 (b)	750,000	750,482
0.55%, 08/17/15	1,000,000	1,001,502
4.88%, 12/16/15	150,000	168,309
Federal Home Loan Bank
5.50%, 08/13/14	2,000,000	2,155,186
0.33%, 08/15/14 (b)	1,000,000	1,000,643
0.25%, 02/20/15	1,500,000	1,498,491
4.88%, 05/17/17	1,500,000	1,758,738
1.00%, 06/21/17	1,000,000	1,011,423
Freddie Mac
3.00%, 07/28/14	1,500,000	1,557,568
1.00%, 07/30/14	2,000,000	2,022,628
0.50%, 04/17/15	1,000,000	1,004,485
1.75%, 09/10/15	500,000	517,367
0.45%, 01/15/16 (b)	1,000,000	1,000,180
2.50%, 05/27/16	2,000,000	2,129,156
2.00%, 08/25/16	2,000,000	2,101,202
1.00%, 03/08/17	1,000,000	1,013,055
1.00%, 06/29/17	1,750,000	1,772,001
2.00%, 08/14/17 (b)	2,000,000	2,017,456

		42,743,029

U.S. Treasury Obligations 61.3%
U.S. Treasury Bond
10.63%, 08/15/15	2,000,000	2,505,470
U.S. Treasury Notes
1.25%, 03/15/14	5,750,000	5,814,015
0.25%, 03/31/14	6,500,000	6,505,336
1.25%, 04/15/14	2,000,000	2,023,984
0.25%, 04/30/14	4,500,000	4,503,514
1.88%, 04/30/14	1,000,000	1,019,649
1.00%, 05/15/14	700,000	706,836
2.25%, 05/31/14	5,000,000	5,127,930
0.25%, 06/30/14	2,500,000	2,501,855
2.63%, 06/30/14	1,250,000	1,290,333
0.63%, 07/15/14	1,000,000	1,005,821
0.13%, 07/31/14	10,000,000	9,989,850
2.63%, 07/31/14	1,000,000	1,034,336
0.25%, 08/31/14	1,750,000	1,751,162
2.38%, 08/31/14	2,475,000	2,555,341
0.25%, 09/15/14	14,000,000	14,009,296
0.25%, 09/30/14	3,000,000	3,001,875
2.38%, 09/30/14	1,600,000	1,654,875
2.38%, 10/31/14	1,000,000	1,035,860
4.25%, 11/15/14	3,000,000	3,205,899
0.25%, 11/30/14	2,000,000	2,001,172
2.13%, 11/30/14	2,000,000	2,066,642
0.25%, 12/15/14	3,500,000	3,501,915
0.13%, 12/31/14	4,000,000	3,993,124
2.63%, 12/31/14	2,500,000	2,609,668
2.25%, 01/31/15	5,000,000	5,192,970
0.25%, 02/15/15	9,000,000	9,001,404
0.38%, 03/15/15	2,400,000	2,406,187
0.38%, 04/15/15	4,600,000	4,611,500
2.50%, 04/30/15	2,500,000	2,620,703
0.25%, 05/15/15	6,000,000	5,998,596
2.13%, 05/31/15	2,500,000	2,604,103
0.38%, 06/15/15	1,250,000	1,252,930
1.88%, 06/30/15	2,350,000	2,437,758
0.25%, 07/15/15	10,000,000	9,992,190
1.75%, 07/31/15	750,000	776,367
0.25%, 08/15/15	2,000,000	1,997,970
1.25%, 08/31/15	4,000,000	4,095,312
0.25%, 09/15/15	4,500,000	4,494,726
1.25%, 09/30/15	1,000,000	1,024,531
0.25%, 10/15/15	2,000,000	1,997,188
1.25%, 10/31/15	3,000,000	3,074,766
1.38%, 11/30/15	4,000,000	4,114,688
0.25%, 12/15/15	10,000,000	9,979,690
2.13%, 12/31/15	1,750,000	1,838,457
0.38%, 01/15/16	4,000,000	4,004,688
2.00%, 01/31/16	335,000	351,070
0.38%, 02/15/16	3,000,000	3,002,814
2.13%, 02/29/16	1,000,000	1,052,813
2.63%, 02/29/16	750,000	800,742
2.25%, 03/31/16	1,000,000	1,057,656
2.38%, 03/31/16	1,500,000	1,591,992
2.00%, 04/30/16	2,000,000	2,101,406
1.75%, 05/31/16	4,000,000	4,174,376
3.25%, 05/31/16	1,000,000	1,091,953
1.50%, 06/30/16	3,500,000	3,625,234

See financial notes 13

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
1.50%, 07/31/16	1,100,000	1,139,789
1.00%, 08/31/16	4,500,000	4,585,432
3.00%, 08/31/16	1,000,000	1,088,360
1.00%, 09/30/16	2,000,000	2,037,970
3.13%, 10/31/16	4,500,000	4,931,014
4.63%, 11/15/16	3,500,000	4,030,744
2.75%, 11/30/16	2,500,000	2,708,203
3.25%, 12/31/16	7,500,000	8,276,370
1.00%, 03/31/17	5,000,000	5,086,720
0.88%, 04/30/17	4,500,000	4,553,086
3.13%, 04/30/17	600,000	662,719
0.63%, 05/31/17	9,000,000	9,008,442
0.75%, 06/30/17	2,000,000	2,010,782
0.50%, 07/31/17	5,000,000	4,969,530
2.38%, 07/31/17	1,000,000	1,075,703
0.63%, 08/31/17	7,000,000	6,991,796
0.63%, 09/30/17	3,500,000	3,491,796
0.75%, 10/31/17	2,000,000	2,005,156
0.63%, 11/30/17	3,500,000	3,486,602
2.25%, 11/30/17	1,500,000	1,608,399
0.75%, 12/31/17	6,500,000	6,507,111
0.88%, 01/31/18	4,750,000	4,778,946

		272,817,208

Total U.S. Government and Government Agencies
(Cost $312,778,060)		315,560,237

Foreign Securities 6.8% of net assets

Foreign Agencies 2.2%

Austria 0.1%
Oesterreichische Kontrollbank AG
1.13%, 07/06/15	200,000	203,117
1.75%, 10/05/15	300,000	309,406

		512,523

Canada 0.1%
Export Development Canada
3.13%, 04/24/14	200,000	206,478

Cayman Islands 0.1%
Petrobras International Finance Co.
7.75%, 09/15/14	100,000	110,100
2.88%, 02/06/15	300,000	306,246
3.88%, 01/27/16	200,000	210,066

		626,412

Germany 1.2%
Kreditanstalt Fuer Wiederaufbau
2.63%, 03/03/15 (d)	1,750,000	1,828,417
2.63%, 02/16/16 (d)	725,000	770,354
2.00%, 06/01/16 (d)	950,000	993,341
4.88%, 01/17/17 (d)	1,550,000	1,793,561

		5,385,673

Japan 0.2%
Japan Finance Corp.
2.88%, 02/02/15	300,000	314,179
2.25%, 07/13/16	400,000	421,303
Japan Finance Organization for Municipalities
5.00%, 05/16/17	200,000	232,526

		968,008

Mexico 0.1%
Petroleos Mexicanos
4.88%, 03/15/15	250,000	270,000

Norway 0.0%
Statoilhydro A.S.A.
3.88%, 04/15/14	150,000	155,668

Republic of Korea 0.3%
Export-Import Bank of Korea
5.88%, 01/14/15	400,000	436,625
4.00%, 01/11/17	600,000	660,034
The Korea Development Bank
3.50%, 08/22/17	200,000	216,789

		1,313,448

Sweden 0.1%
Svensk Exportkredit AB
3.25%, 09/16/14	200,000	208,868
1.75%, 05/30/17	150,000	154,718

		363,586

		9,801,796

Foreign Local Government 0.7%

Canada 0.7%
Hydro Quebec
2.00%, 06/30/16	300,000	312,611
Province of British Columbia
2.85%, 06/15/15	300,000	316,585
Province of Manitoba
1.38%, 04/28/14	150,000	151,933
Province of Nova Scotia
5.13%, 01/26/17	250,000	290,861
Province of Ontario
4.10%, 06/16/14	600,000	629,175
1.88%, 09/15/15	550,000	570,205
2.30%, 05/10/16	300,000	315,393
Province of Ontario Canada
3.15%, 12/15/17	350,000	384,218

		2,970,981

Sovereign 0.7%

Brazil 0.1%
Federative Republic of Brazil
7.88%, 03/07/15	300,000	340,500

Canada 0.1%
Canada Government International Bond
0.88%, 02/14/17	300,000	302,663

Colombia 0.1%
Republic of Colombia
7.38%, 01/27/17	300,000	368,700

Italy 0.1%
Republic of Italy
3.13%, 01/26/15	800,000	815,654
4.75%, 01/25/16	100,000	105,441
5.38%, 06/12/17	300,000	326,142

		1,247,237

Mexico 0.1%
United Mexican States
6.63%, 03/03/15	450,000	500,625

14 See financial notes

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Panama 0.1%
Republic of Panama
7.25%, 03/15/15	250,000	279,375

Republic of Korea 0.1%
Republic of Korea
5.13%, 12/07/16	250,000	289,284

		3,328,384

Supranational 3.2%
African Development Bank
6.88%, 10/15/15	250,000	284,448
Asian Development Bank
2.75%, 05/21/14	750,000	772,582
2.63%, 02/09/15	500,000	521,847
Corp. Andina de Fomento S.A.
5.75%, 01/12/17	100,000	114,482
Council of Europe Development Bank
1.50%, 02/22/17	400,000	410,515
European Bank for Reconstruction & Development
5.00%, 05/19/14	300,000	316,968
1.63%, 09/03/15	200,000	205,962
1.00%, 02/16/17	250,000	253,546
European Investment Bank
3.13%, 06/04/14	1,400,000	1,448,817
1.63%, 09/01/15	300,000	308,529
4.88%, 02/16/16	600,000	676,130
2.25%, 03/15/16	500,000	525,886
2.50%, 05/16/16	350,000	369,465
5.13%, 09/13/16	350,000	404,126
4.88%, 01/17/17	900,000	1,039,531
1.75%, 03/15/17	1,500,000	1,557,448
Inter-American Development Bank
3.00%, 04/22/14	1,200,000	1,237,364
International Bank for Reconstruction & Development
0.50%, 03/26/14 (b)	250,000	250,826
2.13%, 03/15/16	500,000	525,766
0.88%, 04/17/17	1,200,000	1,210,850
International Finance Corp.
3.00%, 04/22/14	450,000	464,049
2.25%, 04/11/16	200,000	211,114
2.13%, 11/17/17	550,000	582,870
Nordic Investment Bank
2.50%, 07/15/15	400,000	419,762

		14,112,883

Total Foreign Securities
(Cost $29,639,020)		30,214,044

Corporate Bonds 21.4% of net assets

Finance 9.7%

Banking 7.2%
American Express Centurion Bank
6.00%, 09/13/17	250,000	299,288
American Express Co.
6.80%, 09/01/66 (a)(b)	200,000	215,250
American Express Credit Corp.
5.13%, 08/25/14	500,000	532,860
2.38%, 03/24/17	300,000	313,817
Bank of America Corp.
7.38%, 05/15/14	500,000	538,098
1.50%, 10/09/15	750,000	752,798
6.50%, 08/01/16	125,000	144,351
3.88%, 03/22/17	250,000	269,581
6.00%, 09/01/17	1,000,000	1,162,647
2.00%, 01/11/18	250,000	250,147
Bank of Montreal
1.75%, 04/29/14	200,000	203,157
Bank of Nova Scotia
3.40%, 01/22/15	275,000	289,466
2.05%, 10/07/15	300,000	310,662
Bank One Corp.
4.90%, 04/30/15	300,000	323,429
Barclays Bank PLC
5.20%, 07/10/14	700,000	741,543
BB&T Corp.
5.20%, 12/23/15	175,000	195,175
4.90%, 06/30/17	250,000	281,098
BNP Paribas
3.60%, 02/23/16	500,000	532,260
Canadian Imperial Bank of Commerce
2.35%, 12/11/15	200,000	208,784
Capital One Financial Corp.
2.15%, 03/23/15	350,000	357,981
6.75%, 09/15/17	200,000	242,987
Citigroup, Inc.
5.13%, 05/05/14	9,000	9,424
6.38%, 08/12/14	650,000	699,269
5.00%, 09/15/14	650,000	683,999
4.70%, 05/29/15	200,000	214,628
1.25%, 01/15/16	100,000	99,795
4.45%, 01/10/17	750,000	828,930
6.00%, 08/15/17	500,000	586,106
Credit Suisse USA, Inc.
5.50%, 05/01/14	200,000	211,619
5.13%, 08/15/15	500,000	550,792
Deutsche Bank AG
3.45%, 03/30/15	250,000	263,432
3.25%, 01/11/16	300,000	318,542
Fifth Third Bancorp
3.63%, 01/25/16	300,000	321,807
HSBC Bank USA
4.63%, 04/01/14	450,000	468,669
JPMorgan Chase & Co
1.80%, 01/25/18	350,000	352,339
JPMorgan Chase & Co.
4.88%, 03/15/14	650,000	677,858
3.45%, 03/01/16	100,000	106,973
3.15%, 07/05/16	300,000	317,812
2.00%, 08/15/17	1,000,000	1,021,980
6.00%, 01/15/18	400,000	478,530
KeyCorp
3.75%, 08/13/15	250,000	267,381
Lloyds TSB Bank PLC
4.20%, 03/28/17	300,000	330,788
Merrill Lynch & Co., Inc.
5.45%, 07/15/14	400,000	422,524
6.05%, 05/16/16	850,000	948,988
Morgan Stanley
4.75%, 04/01/14	150,000	155,208
5.38%, 10/15/15	750,000	819,223
1.75%, 02/25/16	1,000,000	1,005,118
6.25%, 08/28/17	800,000	929,100
National Australia Bank Ltd.
1.60%, 08/07/15	250,000	254,951
PNC Funding Corp.
4.25%, 09/21/15	500,000	544,380

See financial notes 15

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Rabobank Nederland
3.38%, 01/19/17	150,000	161,674
Royal Bank of Canada
1.15%, 03/13/15	250,000	252,947
2.63%, 12/15/15	300,000	315,407
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	500,000	514,997
State Street Corp.
2.88%, 03/07/16	200,000	213,452
The Bank of New York Mellon Corp.
1.97%, 06/20/17 (a)	750,000	773,509
The Bear Stearns Cos. LLC
5.55%, 01/22/17	500,000	570,426
The Goldman Sachs Group, Inc.
6.00%, 05/01/14	550,000	582,409
5.13%, 01/15/15	500,000	535,880
3.30%, 05/03/15	400,000	418,449
5.35%, 01/15/16	300,000	332,909
3.63%, 02/07/16	250,000	265,996
6.25%, 09/01/17	400,000	472,129
5.95%, 01/18/18	250,000	292,719
Toronto-Dominion Bank
2.50%, 07/14/16	250,000	262,751
UBS AG
5.88%, 12/20/17	175,000	209,756
Union Bank NA
3.00%, 06/06/16	250,000	264,122
US Bancorp
2.20%, 11/15/16 (b)	250,000	261,304
1.65%, 05/15/17 (b)	300,000	305,678
Wells Fargo & Co.
5.00%, 11/15/14	150,000	160,151
4.75%, 02/09/15	600,000	643,890
5.13%, 09/15/16	750,000	846,856
5.63%, 12/11/17	650,000	772,652
Westpac Banking Corp.
4.20%, 02/27/15	500,000	535,408

		32,021,015

Brokerage 0.2%
BlackRock, Inc.
3.50%, 12/10/14	200,000	210,548
Jefferies Group, Inc.
5.88%, 06/08/14	200,000	211,500
5.50%, 03/15/16	65,000	70,850
Nomura Holdings, Inc.
5.00%, 03/04/15	200,000	213,057
TD Ameritrade Holding Co.
4.15%, 12/01/14	150,000	159,108

		865,063

Finance Company 0.8%
GATX Corp.
4.75%, 05/15/15	150,000	159,656
General Electric Capital Corp.
2.15%, 01/09/15	1,000,000	1,027,957
2.30%, 04/27/17	1,400,000	1,451,870
HSBC Finance Corp.
5.00%, 06/30/15	300,000	325,758
5.50%, 01/19/16	150,000	167,319
SLM Corp.
4.63%, 09/25/17	400,000	410,603

		3,543,163

Insurance 1.1%
ACE INA Holdings, Inc.
5.70%, 02/15/17	350,000	409,656
American International Group, Inc.
3.00%, 03/20/15	100,000	104,026
2.38%, 08/24/15	100,000	102,670
5.05%, 10/01/15	100,000	109,988
4.88%, 09/15/16	200,000	223,672
5.85%, 01/16/18	150,000	176,849
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	500,000	540,501
Cigna Corp.
2.75%, 11/15/16	250,000	263,746
5.38%, 03/15/17	100,000	114,596
CNA Financial Corp.
6.50%, 08/15/16	150,000	173,045
Hartford Financial Services Group, Inc.
5.38%, 03/15/17	500,000	570,463
ING US, Inc.
2.90%, 02/15/18	500,000	503,969
MetLife, Inc.
1.76%, 12/15/17	500,000	506,423
The Chubb Corp.
6.38%, 03/29/67 (a)(b)	100,000	109,625
The Travelers Co., Inc.
5.50%, 12/01/15	400,000	450,674
UnitedHealth Group, Inc.
1.40%, 10/15/17	350,000	351,920
WellPoint, Inc.
5.25%, 01/15/16	100,000	111,437

		4,823,260

Other Financial 0.0%
ORIX Corp.
4.71%, 04/27/15	150,000	160,738

Real Estate Investment Trust 0.4%
Health Care REIT, Inc.
3.63%, 03/15/16	475,000	503,708
ProLogis LP
7.63%, 08/15/14	500,000	542,665
Simon Property Group LP
5.10%, 06/15/15	350,000	383,873
5.25%, 12/01/16 (b)	300,000	343,054
2.15%, 09/15/17 (b)	150,000	155,436

		1,928,736

		43,341,975

Industrial 10.3%

Basic Industry 0.8%
Airgas, Inc.
1.65%, 02/15/18 (b)	250,000	250,153
Alcoa, Inc.
5.55%, 02/01/17	150,000	165,290
Barrick Gold Corp.
1.75%, 05/30/14	200,000	202,721
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	400,000	404,206
1.63%, 02/24/17	100,000	102,124
Domtar Corp.
10.75%, 06/01/17	150,000	195,050
EI Du Pont de Nemours & Co.
1.75%, 03/25/14	150,000	152,270
5.25%, 12/15/16	250,000	290,168

16 See financial notes

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Freeport-McMoRan Copper & Gold, Inc.
1.40%, 02/13/15	100,000	100,837
International Paper Co.
5.30%, 04/01/15	150,000	162,185
Monsanto Co.
2.75%, 04/15/16	200,000	212,258
Rio Tinto Finance USA Ltd.
1.88%, 11/02/15	150,000	153,790
Rio Tinto Finance USA PLC
1.13%, 03/20/15	250,000	252,033
The Dow Chemical Co.
5.90%, 02/15/15	500,000	549,068
Vale Overseas Ltd.
6.25%, 01/23/17	300,000	344,648

		3,536,801

Capital Goods 1.0%
3M Co.
1.38%, 09/29/16	150,000	153,758
Bemis Co., Inc.
5.65%, 08/01/14	50,000	53,278
Boeing Capital Corp.
2.13%, 08/15/16 (b)	300,000	312,313
Caterpillar Financial Services Corp.
1.25%, 11/06/17	750,000	752,477
CRH America, Inc.
6.00%, 09/30/16	75,000	85,498
Eaton Corp.
0.95%, 11/02/15	200,000	201,035
1.50%, 11/02/17	150,000	150,491
Emerson Electric Co.
5.00%, 12/15/14	200,000	215,562
General Dynamics Corp.
2.25%, 07/15/16	100,000	104,653
General Electric Co.
0.85%, 10/09/15	100,000	100,377
5.25%, 12/06/17	400,000	469,617
Ingersoll-Rand Global Holding Co., Ltd.
9.50%, 04/15/14	100,000	109,470
John Deere Capital Corp.
5.50%, 04/13/17	150,000	176,177
2.80%, 09/18/17	500,000	535,512
Lockheed Martin Corp.
2.13%, 09/15/16	100,000	104,056
Northrop Grumman Corp.
3.70%, 08/01/14	225,000	234,608
United Technologies Corp.
1.80%, 06/01/17	300,000	309,467
Waste Management, Inc.
5.00%, 03/15/14	50,000	52,223
6.38%, 03/11/15	100,000	110,953

		4,231,525

Communications 1.6%
America Movil, S.A.B. de CV
3.63%, 03/30/15	150,000	158,800
2.38%, 09/08/16	250,000	260,106
AT&T, Inc.
2.50%, 08/15/15	400,000	416,794
0.90%, 02/12/16	500,000	500,680
1.40%, 12/01/17	400,000	399,505
British Telecommunications PLC
2.00%, 06/22/15	100,000	102,580
Comcast Corp.
6.50%, 01/15/17	100,000	120,117
6.30%, 11/15/17	200,000	244,096
COX Communications, Inc.
5.50%, 10/01/15	150,000	167,941
Deutsche Telekom International Finance BV
4.88%, 07/08/14	200,000	211,066
DIRECTV Holdings LLC
4.75%, 10/01/14	100,000	106,040
3.13%, 02/15/16	300,000	314,671
France Telecom S.A.
4.38%, 07/08/14	200,000	209,402
NBCUniversal Media LLC
2.10%, 04/01/14	175,000	177,871
3.65%, 04/30/15	350,000	371,532
News America, Inc.
5.30%, 12/15/14	100,000	108,125
Omnicom Group, Inc.
5.90%, 04/15/16	200,000	226,693
Qwest Corp.
7.50%, 10/01/14	200,000	218,367
Telecom Italia Capital S.A.
6.18%, 06/18/14	150,000	156,729
Telefonica Emisiones S.A.U.
4.95%, 01/15/15	500,000	526,250
3.73%, 04/27/15	150,000	154,552
3.99%, 02/16/16	275,000	284,517
Time Warner Cable, Inc.
7.50%, 04/01/14	100,000	107,202
3.50%, 02/01/15	100,000	104,720
5.85%, 05/01/17	150,000	174,627
Verizon Communications, Inc.
0.70%, 11/02/15	250,000	250,243
2.00%, 11/01/16	200,000	207,504
5.50%, 04/01/17	200,000	233,409
Vodafone Group PLC
4.15%, 06/10/14	175,000	182,621
2.88%, 03/16/16	225,000	238,096
5.63%, 02/27/17	250,000	291,498

		7,226,354

Consumer Cyclical 1.5%
CVS Caremark Corp.
4.88%, 09/15/14	100,000	106,709
5.75%, 06/01/17	175,000	207,434
Daimler Finance North America LLC
2.30%, 01/09/15	100,000	102,253
eBay, Inc.
1.63%, 10/15/15	125,000	128,469
1.35%, 07/15/17	150,000	151,547
Ford Motor Credit Co. LLC
8.00%, 06/01/14	500,000	539,900
3.88%, 01/15/15	250,000	260,323
3.00%, 06/12/17	250,000	256,590
6.63%, 08/15/17	700,000	818,261
Lowe’s Cos., Inc.
5.00%, 10/15/15	100,000	111,678
Macy’s Retail Holdings, Inc.
5.75%, 07/15/14	425,000	452,559
Marriott International, Inc.
6.20%, 06/15/16	150,000	172,500
McDonald’s Corp.
5.30%, 03/15/17	100,000	116,688
Nordstrom, Inc.
6.75%, 06/01/14	200,000	215,149
Target Corp.
5.88%, 07/15/16	150,000	175,614

See financial notes 17

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
The Home Depot, Inc.
5.40%, 03/01/16	300,000	340,935
The Walt Disney Co.
0.88%, 12/01/14	150,000	151,487
1.35%, 08/16/16	150,000	153,196
Time Warner, Inc.
3.15%, 07/15/15	350,000	369,088
Toyota Motor Credit Corp.
0.88%, 07/17/15	200,000	201,559
2.80%, 01/11/16	500,000	529,107
Viacom, Inc.
1.25%, 02/27/15	100,000	100,895
2.50%, 12/15/16	150,000	156,879
Wal-Mart Stores, Inc.
3.20%, 05/15/14	350,000	362,079
2.80%, 04/15/16	100,000	106,537
5.38%, 04/05/17	200,000	236,446

		6,523,882

Consumer Non-Cyclical 2.8%
AbbVie, Inc.
1.75%, 11/06/17 (c)	400,000	405,451
Actavis, Inc.
1.88%, 10/01/17	500,000	504,778
Altria Group, Inc.
4.13%, 09/11/15	100,000	108,234
Amgen, Inc.
4.85%, 11/18/14	200,000	213,941
2.50%, 11/15/16	200,000	210,160
2.13%, 05/15/17	150,000	155,053
Anheuser-Busch InBev Worldwide, Inc.
4.13%, 01/15/15	150,000	159,877
1.38%, 07/15/17	700,000	706,469
Baxter International, Inc.
4.63%, 03/15/15	100,000	107,840
Boston Scientific Corp.
4.50%, 01/15/15	250,000	265,169
Bottling Group LLC
5.50%, 04/01/16	150,000	171,239
Bunge Ltd Finance Corp.
3.20%, 06/15/17	250,000	260,075
Coca-Cola Enterprises, Inc.
2.13%, 09/15/15	150,000	154,712
Colgate-Palmolive Co.
1.25%, 05/01/14	125,000	126,335
2.63%, 05/01/17	250,000	267,264
ConAgra Foods, Inc.
1.30%, 01/25/16	250,000	251,823
Express Scripts Holding Co.
2.10%, 02/12/15 (c)	250,000	255,682
2.65%, 02/15/17 (c)	850,000	889,063
Genentech, Inc.
4.75%, 07/15/15	150,000	163,630
General Mills, Inc.
5.70%, 02/15/17	350,000	409,362
Gilead Sciences Inc
3.05%, 12/01/16	150,000	161,124
GlaxoSmithKline Capital PLC
0.75%, 05/08/15	200,000	201,024
1.50%, 05/08/17	150,000	152,398
Johnson & Johnson
1.20%, 05/15/14	150,000	151,639
2.15%, 05/15/16	50,000	52,525
Kellogg Co.
4.45%, 05/30/16	100,000	110,543
Lorillard Tobacco Co.
2.30%, 08/21/17	100,000	101,372
Mattel, Inc.
2.50%, 11/01/16	100,000	104,368
McKesson Corp.
3.25%, 03/01/16	250,000	268,646
5.70%, 03/01/17	150,000	176,041
Medtronic, Inc.
2.63%, 03/15/16	200,000	210,325
Mondelez International, Inc.
4.13%, 02/09/16	300,000	327,227
6.50%, 08/11/17	300,000	363,426
Novartis Capital Corp.
2.90%, 04/24/15	150,000	157,596
PepsiCo, Inc.
2.50%, 05/10/16	200,000	210,830
1.25%, 08/13/17	300,000	301,333
Pfizer, Inc.
5.35%, 03/15/15	200,000	219,063
Philip Morris International, Inc.
1.13%, 08/21/17	250,000	249,436
Procter & Gamble Co.
4.95%, 08/15/14	200,000	213,535
1.80%, 11/15/15	250,000	258,169
Reynolds American, Inc.
1.05%, 10/30/15	100,000	99,966
7.63%, 06/01/16	43,000	51,260
Safeway, Inc.
3.40%, 12/01/16	250,000	262,331
6.35%, 08/15/17	150,000	171,586
Sanofi
2.63%, 03/29/16	250,000	263,536
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14	200,000	202,428
Teva Pharmaceutical Finance III LLC
3.00%, 06/15/15	250,000	262,893
The Coca Cola Co.
1.15%, 04/01/18	500,000	498,920
Thermo Fisher Scientific, Inc.
2.25%, 08/15/16	250,000	258,462
Unilever Capital Corp.
0.45%, 07/30/15	150,000	149,810
0.85%, 08/02/17	100,000	99,539
Zoetis, Inc.
1.15%, 02/01/16	250,000	250,906

		12,348,414

Energy 1.2%
Anadarko Petroleum Corp.
7.63%, 03/15/14	250,000	267,125
5.95%, 09/15/16	200,000	230,148
Apache Corp.
1.75%, 04/15/17	200,000	203,938
BP Capital Markets PLC
3.13%, 10/01/15	400,000	424,019
3.20%, 03/11/16	100,000	106,821
1.85%, 05/05/17	300,000	307,519
Canadian Natural Resources Ltd.
1.45%, 11/14/14	200,000	202,745
Ensco PLC
3.25%, 03/15/16	150,000	159,518
Marathon Oil Corp.
0.90%, 11/01/15	250,000	249,588
Marathon Petroleum Corp.
3.50%, 03/01/16	400,000	427,382

18 See financial notes

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Petrohawk Energy Corp.
7.88%, 06/01/15 (b)	250,000	259,796
7.25%, 08/15/18 (b)	100,000	112,183
Shell International Finance BV
4.00%, 03/21/14	250,000	259,202
3.10%, 06/28/15	300,000	317,803
5.20%, 03/22/17	150,000	174,946
Total Capital S.A.
3.00%, 06/24/15	100,000	105,347
2.30%, 03/15/16	100,000	104,256
1.50%, 02/17/17	350,000	356,255
Transocean, Inc.
4.95%, 11/15/15	450,000	489,802
Valero Energy Corp.
6.13%, 06/15/17	500,000	596,441

		5,354,834

Technology 1.2%
Agilent Technologies, Inc.
5.50%, 09/14/15	250,000	277,232
6.50%, 11/01/17	250,000	300,666
Arrow Electronics, Inc.
3.00%, 03/01/18	350,000	352,145
Cisco Systems, Inc.
2.90%, 11/17/14	100,000	104,174
5.50%, 02/22/16	400,000	455,930
Fiserv, Inc.
6.80%, 11/20/17	400,000	482,311
Google, Inc.
1.25%, 05/19/14	250,000	252,998
Hewlett-Packard Co.
2.63%, 12/09/14	200,000	204,727
2.35%, 03/15/15	400,000	407,869
2.60%, 09/15/17	150,000	150,337
International Business Machines Corp.
1.25%, 02/06/17	900,000	909,771
Microsoft Corp.
2.95%, 06/01/14	150,000	154,982
1.63%, 09/25/15	250,000	257,372
NetApp, Inc.
2.00%, 12/15/17	250,000	250,144
Oracle Corp.
5.25%, 01/15/16	250,000	282,445
1.20%, 10/15/17	150,000	150,154
Texas Instruments, Inc.
2.38%, 05/16/16	150,000	157,330
Xerox Corp.
4.25%, 02/15/15	150,000	157,925
2.95%, 03/15/17	150,000	153,980

		5,462,492

Transportation 0.2%
CSX Corp.
6.25%, 04/01/15	250,000	278,037
5.60%, 05/01/17	100,000	116,249
Ryder System, Inc.
3.15%, 03/02/15	300,000	311,943
Southwest Airlines Co.
5.25%, 10/01/14	150,000	159,401
5.13%, 03/01/17	200,000	220,397

		1,086,027

		45,770,329

Utilities 1.4%

Electric 0.9%
Dominion Resources, Inc.
5.15%, 07/15/15	500,000	549,739
Duke Energy Corp.
1.63%, 08/15/17	700,000	705,946
Edison International
3.75%, 09/15/17	300,000	326,322
Exelon Corp.
4.90%, 06/15/15	400,000	433,970
Firstenergy Corp.
2.75%, 03/15/18 (b)	500,000	499,950
National Rural Utilities Cooperative Finance Corp.
3.05%, 03/01/16	150,000	159,384
5.45%, 04/10/17	100,000	117,042
NextEra Energy Capital Holdings, Inc.
7.88%, 12/15/15	150,000	177,469
Pacific Gas & Electric Co.
5.63%, 11/30/17	200,000	239,837
PPL Energy Supply LLC
6.20%, 05/15/16	150,000	171,789
PSEG Power LLC
5.50%, 12/01/15	200,000	222,738
The Southern Co.
2.38%, 09/15/15	350,000	363,650

		3,967,836

Natural Gas 0.5%
Energy Transfer Partners LP
5.95%, 02/01/15	200,000	217,949
Enterprise Products Operating LLC
5.60%, 10/15/14	150,000	161,418
5.00%, 03/01/15	400,000	432,727
Kinder Morgan Energy Partners LP
3.50%, 03/01/16	300,000	321,269
Plains All American Pipeline LP
3.95%, 09/15/15	150,000	161,553
Sempra Energy
6.50%, 06/01/16	200,000	233,897
TransCanada PipeLines Ltd.
3.40%, 06/01/15	100,000	106,049
Williams Partners LP
7.25%, 02/01/17	400,000	483,080

		2,117,942

		6,085,778

Total Corporate Bonds
(Cost $93,342,215)		95,198,082

Municipal Bonds 0.1% of net assets

Fixed-Rate Obligations 0.1%
California
GO Bonds
3.95%, 11/01/15	350,000	380,261
Illinois
GO Bonds
4.42%, 01/01/15	50,000	52,801

See financial notes 19

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
GO Bonds Series 2011
5.37%, 03/01/17	250,000	280,057

Total Municipal Bonds
(Cost $698,119)		713,119

	Number	Value
Security	of Shares	($)

Other Investment Company 0.7% of net assets

Money Market Fund 0.7%
State Street Institutional U.S. Government Money Market Fund	2,944,769	2,944,769

Total Other Investment Company
(Cost $2,944,769)		2,944,769

End of Investments.

Collateral Invested for Securities on Loan 0.0% of net assets

State Street Institutional U.S. Government Money Market Fund	154,070	154,070

Total Collateral Invested for Securities on Loan
(Cost $154,070)		154,070

End of Collateral Invested for Securities on Loan

At 02/28/13, the tax basis cost of the fund’s investments was $439,541,690, and the unrealized appreciation and depreciation were $5,159,576 and ($71,015), respectively, with a net unrealized appreciation of $5,088,561.

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,550,196 or 0.3% of net assets.
(d)	Guaranteed by the Republic of Germany.

GO —	General obligation
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

U.S. Government and Government Agencies[1]	$—	$315,560,237	$—	$315,560,237
Foreign Securities[1]	—	30,214,044	—	30,214,044
Corporate Bonds[1]	—	95,198,082	—	95,198,082
Municipal Bonds[1]	—	713,119	—	713,119
Other Investment Company[1]	2,944,769	—	—	2,944,769

Total	$2,944,769	$441,685,482	$—	$444,630,251

Other Financial Instruments
Collateral Invested for Securities on Loan	$154,070	$—	$—	$154,070

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2013.

20 See financial notes

 Schwab Short-Term Bond Market Fund

Statement of
Assets and Liabilities
As of February 28, 2013; unaudited

Assets

Investments, at value (cost $439,402,183)		$444,630,251
Collateral invested for securities on loan		154,070
Receivables:
Investments sold		17,087,176
Fund shares sold		3,686,445
Interest		1,876,278
Due from investment adviser		347
Income from securities on loan		120
Prepaid expenses	+	2,103

Total assets		467,436,790

Liabilities

Collateral held for securities on loan		154,070
Payables:
Investments bought		21,308,577
Shareholder services fees		9,101
Fund shares redeemed		550,866
Distributions to shareholders		101,402
Accrued expenses	+	31,502

Total liabilities		22,155,518

Net Assets

Total assets		467,436,790
Total liabilities	−	22,155,518

Net assets		$445,281,272

Net Assets by Source
Capital received from investors		495,408,156
Net investment income not yet distributed		14
Net realized capital losses		(55,354,966)
Net unrealized capital gains		5,228,068

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$445,281,272		47,774,882		$9.32

See financial notes 21

 Schwab Short-Term Bond Market Fund

Statement of
Operations
For September 1, 2012 through February 28, 2013; unaudited

Investment Income

Interest		$2,492,338
Securities on loan	+	852

Total investment income		2,493,190

Expenses

Investment adviser and administrator fees		663,229
Shareholder service fees		546,429
Portfolio accounting fees		45,207
Professional fees		20,727
Shareholder reports		17,752
Transfer agent fees		13,096
Registration fees		12,988
Custodian fees		6,601
Trustees’ fees		5,330
Interest expense		5
Other expenses	+	4,843

Total expenses		1,336,207
Expense reduction by CSIM and its affiliates	−	695,081
Custody credits	−	49

Net expenses	−	641,077

Net investment income		1,852,113

Realized and Unrealized Gains (Losses)

Net realized gains on investments		1,436,921
Net unrealized losses on investments	+	(1,691,833)

Net realized and unrealized losses		(254,912)

Increase in net assets resulting from operations		$1,597,201

22 See financial notes

 Schwab Short-Term Bond Market Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/12-2/28/13			9/1/11-8/31/12
Net investment income		$1,852,113	$3,792,808
Net realized gains		1,436,921	2,219,456
Net unrealized gains (losses)	+	(1,691,833)	566,978

Increase in net assets from operations		1,597,201	6,579,242

Distributions to shareholders

Distributions from net investment income		($1,852,099)	($3,792,808)

Transactions in Fund Shares

		9/1/12-2/28/13		9/1/11-8/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		15,686,075	$146,156,700	33,758,282	$312,699,544
Shares reinvested		142,885	1,331,781	293,130	2,717,795
Shares redeemed	+	(15,543,217)	(144,853,172)	(15,334,372)	(142,138,406)

Net transactions in fund shares		285,743	$2,635,309	18,717,040	$173,278,933

Shares Outstanding and Net Assets

		9/1/12-2/28/13		9/1/11-8/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		47,489,139	$442,900,861	28,772,099	$266,835,494
Total increase	+	285,743	2,380,411	18,717,040	176,065,367

End of period		47,774,882	$445,281,272	47,489,139	$442,900,861

Net investment income not yet distributed			$14		$—

See financial notes 23

Schwab Intermediate-Term Bond Fund™

Financial Statements

Financial Highlights

	9/1/12–		9/1/11–	9/1/10–	9/1/09–	9/1/08–	10/31/07[2]–
	2/28/13*		8/31/12	8/31/11	8/31/10	8/31/09[1]	8/31/08

Per-Share Data ($)

Net asset value at beginning of period	10.61		10.54	10.43	9.89	9.95	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.08		0.17	0.32	0.50	0.71	0.44
Net realized and unrealized gains (losses)	(0.04)		0.22	0.16	0.58	(0.07)	(0.03)

Total from investment operations	0.04		0.39	0.48	1.08	0.64	0.41
Less distributions:
Distributions from net investment income	(0.10)		(0.21)	(0.36)	(0.54)	(0.70)	(0.46)
Distributions from net realized gains	(0.18)		(0.11)	(0.01)	—	—	—

Total distributions	(0.28)		(0.32)	(0.37)	(0.54)	(0.70)	(0.46)

Net asset value at end of period	10.37		10.61	10.54	10.43	9.89	9.95

Total return (%)	0.39	[3]	3.80	4.75	11.16	7.03	4.13	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.55	[4,5]	0.61	0.61	0.62	0.63	0.54	[4]
Gross operating expenses	0.63	[4]	0.62	0.61	0.63	0.75	0.74	[4]
Net investment income (loss)	1.49	[4]	1.67	3.13	4.71	7.90	5.53	[4]
Portfolio turnover rate[6]	153	[3,7]	304	294	173	496	374	[3]
Net assets, end of period ($ x 1,000,000)	392		418	431	459	261	47

* Unaudited.
1 Effective on August 10, 2009, all outstanding Investor Shares and Select Shares were converted into Institutional Shares. The figures in Financial Highlights reflect only the remaining share class.
2 Commencement of operations.
3 Not annualized.
4 Annualized.
5 Effective December 15, 2012, the net operating expense limitation was lowered. The ratio presented for period ended 2/28/13 is a blended ratio. Please see financial note 4 for additional information.
6 Includes to-be-announced (TBA) transactions (if any). See financial note 2.
7 Revised methodology adopted as of 2/28/13. For comparison purposes, portfolio turnover rate would have been 192% using previous methodology.

24 See financial notes

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings as of February 28, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

22.5%		Corporate Bonds	85,971,964	88,222,647
0.2%		Asset-Backed Obligations	1,007,421	1,007,162
39.5%		Mortgage-Backed Securities	151,103,892	154,848,343
2.3%		Commercial Mortgage Backed Securities	8,207,570	8,902,065
41.0%		U.S. Government and Government Agencies	158,117,554	160,784,780
3.6%		Foreign Securities	13,667,727	14,184,061
0.6%		Other Investment Company	2,300,728	2,300,728

109.7%		Total Investments	420,376,856	430,249,786
(2	.0)%	TBA Sale Commitments	(7,651,875)	(7,678,947)
(7	.7)%	Other Assets and Liabilities, Net		(30,373,709)

100.0%		Net Assets		392,197,130

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Corporate Bonds 22.5% of net assets

Finance 8.8%

Banking 5.6%
American Express Co.
5.50%, 09/12/16 (e)	500,000	571,771
Bank of America Corp.
7.38%, 05/15/14 (e)	500,000	538,098
5.63%, 10/14/16 (e)	500,000	565,337
7.63%, 06/01/19 (e)	500,000	638,606
5.00%, 05/13/21	1,000,000	1,130,031
BB&T Corp.
3.95%, 03/22/22 (b)	250,000	268,283
BNP Paribas
5.00%, 01/15/21	300,000	342,564
3.25%, 03/03/23 (d)	750,000	741,601
Capital One Financial Corp.
1.00%, 11/06/15	500,000	498,517
Citigroup, Inc.
5.00%, 09/15/14 (e)	1,250,000	1,315,382
1.25%, 01/15/16	600,000	598,771
4.05%, 07/30/22	750,000	780,172
Deutsche Bank Financial LLC
5.38%, 03/02/15 (e)	500,000	533,154
Fifth Third Bancorp
3.63%, 01/25/16 (e)	600,000	643,614
JPMorgan Chase & Co.
3.70%, 01/20/15 (e)	700,000	737,524
6.00%, 01/15/18	1,250,000	1,495,406
Manufacturers & Traders Trust Co.
5.63%, 12/01/21 (a)(b)	500,000	512,500
Merrill Lynch & Co., Inc.
6.88%, 04/25/18	500,000	606,821
Morgan Stanley
4.75%, 04/01/14 (e)	1,000,000	1,034,723
1.75%, 02/25/16	500,000	502,559
3.75%, 02/25/23	1,000,000	1,012,215
Rabobank Nederland
2.13%, 10/13/15 (e)	300,000	309,890
3.95%, 11/09/22	500,000	509,132
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	1,000,000	1,029,994
Santander Holdings USA, Inc.
4.63%, 04/19/16	100,000	107,267
Societe Generale SA
2.75%, 10/12/17	1,000,000	1,032,946
Sumitomo Mitsui Banking Corp.
1.95%, 01/14/14 (c)	500,000	504,378
The Goldman Sachs Group, Inc.
3.30%, 05/03/15	250,000	261,531
5.35%, 01/15/16	500,000	554,849
3.63%, 02/07/16 (e)	500,000	531,992
5.63%, 01/15/17	1,000,000	1,125,416
6.15%, 04/01/18 (e)	250,000	295,735
Wells Fargo & Co.
3.45%, 02/13/23	500,000	507,450

		21,838,229

Brokerage 0.1%
Nomura Holdings, Inc.
5.00%, 03/04/15	300,000	319,586

Finance Company 1.0%
General Electric Capital Corp.
0.44%, 06/20/13 (a)	1,300,000	1,300,075
5.63%, 05/01/18 (e)	500,000	593,558
HSBC Finance Corp.
5.50%, 01/19/16	300,000	334,638
SLM Corp.
4.63%, 09/25/17	600,000	615,905
8.00%, 03/25/20	1,000,000	1,161,250

		4,005,426

Insurance 1.4%
American International Group, Inc.
4.25%, 05/15/13 (e)	503,000	507,209
2.38%, 08/24/15	600,000	616,022
Berkshire Hathaway Finance Corp.
5.40%, 05/15/18	500,000	600,215
Cigna Corp.
5.13%, 06/15/20	500,000	577,357
CNA Financial Corp.
5.88%, 08/15/20	250,000	297,208
Genworth Financial, Inc.
6.15%, 11/15/66 (a)(b)	1,250,000	1,101,562

See financial notes 25

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
ING US, Inc.
2.90%, 02/15/18	1,000,000	1,007,938
Nationwide Financial Services, Inc.
5.63%, 02/13/15	350,000	375,649
The Chubb Corp.
6.38%, 03/29/67 (a)(b)	100,000	109,625
UnitedHealth Group, Inc.
2.75%, 02/15/23 (b)	250,000	247,568

		5,440,353

Real Estate Investment Trust 0.7%
Kilroy Realty LP
6.63%, 06/01/20	500,000	607,932
ProLogis LP
4.50%, 08/15/17	750,000	824,419
Simon Property Group LP
2.80%, 01/30/17 (b)	300,000	316,808
Ventas Realty LP
3.13%, 11/30/15	500,000	528,420
3.25%, 08/15/22 (b)	100,000	99,505
WEA Finance LLC / WT Finance Aust Pty Ltd.
3.38%, 10/03/22 (b)	500,000	508,692

		2,885,776

		34,489,370

Industrial 11.9%

Basic Industry 1.5%
Airgas, Inc.
1.65%, 02/15/18 (b)	250,000	250,153
Carpenter Technology Corp.
4.45%, 03/01/23	500,000	511,404
Domtar Corp.
10.75%, 06/01/17	1,000,000	1,300,336
International Paper Co.
7.95%, 06/15/18	500,000	644,022
Rio Tinto Finance USA PLC
2.00%, 03/22/17 (b)	1,000,000	1,025,236
The Dow Chemical Co.
7.60%, 05/15/14 (e)	214,000	231,495
4.25%, 11/15/20 (b)	800,000	881,631
Valspar Corp.
4.20%, 01/15/22 (b)	100,000	109,182
Xstrata Finance Canada Ltd.
2.85%, 11/10/14 (c)	100,000	102,647
1.80%, 10/23/15	1,000,000	1,011,429

		6,067,535

Capital Goods 0.9%
Caterpillar Financial Services Corp.
0.70%, 11/06/15	500,000	500,224
Eaton Corp.
0.95%, 11/02/15	100,000	100,517
2.75%, 11/02/22	750,000	737,896
General Electric Co.
0.85%, 10/09/15	500,000	501,886
5.25%, 12/06/17 (e)	500,000	587,021
John Deere Capital Corp.
2.95%, 03/09/15 (e)	350,000	366,612
L-3 Communications Corp.
5.20%, 10/15/19	250,000	285,862
The Boeing Co.
4.88%, 02/15/20	250,000	295,723

		3,375,741

Communications 2.2%
America Movil, S.A.B. de CV
2.38%, 09/08/16 (e)	750,000	780,318
AT&T, Inc.
0.88%, 02/13/15 (e)	750,000	752,623
0.68%, 02/12/16 (a)	1,000,000	1,005,195
British Telecommunications PLC
2.00%, 06/22/15	100,000	102,580
Comcast Corp.
5.88%, 02/15/18	750,000	905,521
DIRECTV Holdings LLC
3.55%, 03/15/15	250,000	261,976
NBCUniversal Media LLC
4.38%, 04/01/21 (e)	750,000	846,184
Rogers Communications, Inc.
3.00%, 03/15/23 (b)(d)	350,000	349,458
Telefonica Chile S.A.
3.88%, 10/12/22 (c)	500,000	494,486
Telefonica Emisiones S.A.U.
4.95%, 01/15/15	500,000	526,250
5.88%, 07/15/19	500,000	546,089
Verizon Communications, Inc.
0.70%, 11/02/15	500,000	500,486
2.45%, 11/01/22 (b)	100,000	96,126
Vodafone Group PLC
0.67%, 02/19/16 (a)	1,500,000	1,502,218

		8,669,510

Consumer Cyclical 1.8%
Darden Restaurants, Inc.
3.35%, 11/01/22 (b)	250,000	238,760
Delphi Corp.
5.00%, 02/15/23 (b)	1,000,000	1,046,250
Ford Motor Credit Co. LLC
6.63%, 08/15/17	265,000	309,770
4.25%, 09/20/22	250,000	258,262
Hyundai Capital America
1.63%, 10/02/15	1,000,000	1,007,871
International Game Technology
5.50%, 06/15/20	100,000	107,728
Macy’s Retail Holdings, Inc.
5.90%, 12/01/16	213,000	248,869
QVC, Inc.
5.13%, 07/02/22	500,000	529,689
Royal Caribbean Cruises Ltd.
7.00%, 06/15/13	1,050,000	1,067,063
Target Corp.
6.00%, 01/15/18	500,000	611,481
The Gap, Inc.
5.95%, 04/12/21 (b)	1,000,000	1,132,816
Time Warner, Inc.
3.15%, 07/15/15	250,000	263,634
Viacom, Inc.
3.88%, 12/15/21	150,000	161,101

		6,983,294

Consumer Non-Cyclical 2.6%
Actavis, Inc.
1.88%, 10/01/17	1,000,000	1,009,556
3.25%, 10/01/22 (b)	500,000	505,106
AmerisourceBergen Corp.
4.88%, 11/15/19	500,000	581,905
Anheuser-Busch InBev Worldwide, Inc.
1.38%, 07/15/17	700,000	706,469
Boston Scientific Corp.
5.13%, 01/12/17	250,000	279,051

26 See financial notes

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
6.00%, 01/15/20	150,000	175,551
Express Scripts Holding Co.
2.10%, 02/12/15	250,000	255,682
Fresenius Medical Care US Finance II, Inc.
5.63%, 07/31/19	500,000	543,750
Kraft Foods Group, Inc.
5.38%, 02/10/20	523,000	625,366
Lorillard Tobacco Co.
2.30%, 08/21/17	350,000	354,803
Mondelez International, Inc.
5.38%, 02/10/20	477,000	569,688
Mylan, Inc.
7.88%, 07/15/20 (b)(c)	1,000,000	1,167,091
PepsiCo, Inc.
7.90%, 11/01/18	107,000	143,260
Reynolds American, Inc.
1.05%, 10/30/15	350,000	349,880
Safeway, Inc.
6.35%, 08/15/17	1,000,000	1,143,904
3.95%, 08/15/20	925,000	942,145
Thermo Fisher Scientific, Inc.
2.25%, 08/15/16	500,000	516,923
Zoetis, Inc.
3.25%, 02/01/23 (b)(c)	250,000	252,005

		10,122,135

Energy 1.7%
Anadarko Petroleum Corp.
6.38%, 09/15/17	500,000	597,662
Marathon Petroleum Corp.
3.50%, 03/01/16	250,000	267,114
Petrohawk Energy Corp.
7.88%, 06/01/15 (b)	1,000,000	1,039,185
7.25%, 08/15/18 (b)	1,000,000	1,121,833
Plains Exploration & Production Co.
6.50%, 11/15/20 (b)	1,000,000	1,122,500
Transocean, Inc.
5.05%, 12/15/16	1,000,000	1,114,935
6.38%, 12/15/21	100,000	118,053
Valero Energy Corp.
9.38%, 03/15/19	1,000,000	1,375,924

		6,757,206

Technology 1.0%
Agilent Technologies, Inc.
6.50%, 11/01/17	1,000,000	1,202,663
Arrow Electronics, Inc.
3.00%, 03/01/18	300,000	301,838
4.50%, 03/01/23 (b)	300,000	300,397
Hewlett-Packard Co.
3.30%, 12/09/16 (e)	500,000	519,316
Motorola Solutions, Inc.
3.50%, 03/01/23	500,000	493,229
Oracle Corp.
1.20%, 10/15/17	500,000	500,514
Seagate Technology International
10.00%, 05/01/14 (b)(c)	483,000	515,602

		3,833,559

Transportation 0.2%
Burlington Northern Santa Fe Corp.
7.00%, 02/01/14 (e)	100,000	105,739
3.60%, 09/01/20 (b)(e)	250,000	268,799
CSX Corp.
7.38%, 02/01/19	300,000	385,011
Union Pacific Corp.
5.75%, 11/15/17	200,000	238,918

		998,467

		46,807,447

Utilities 1.8%

Electric 0.8%
Ameren Illinois Co.
2.70%, 09/01/22	100,000	99,892
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (b)	100,000	97,890
Dominion Resources, Inc.
6.40%, 06/15/18 (e)	500,000	617,932
Duke Energy Corp.
5.05%, 09/15/19 (e)	500,000	588,301
Pacific Gas & Electric Co.
3.50%, 10/01/20 (b)(e)	500,000	543,903
PPL Electric Utilities Corp.
2.50%, 09/01/22 (b)	100,000	100,143
The Detroit Edison Co.
2.65%, 06/15/22 (b)	250,000	254,060
The Southern Co.
2.38%, 09/15/15	200,000	207,800
TransAlta Corp.
4.50%, 11/15/22 (b)	500,000	508,502

		3,018,423

Natural Gas 1.0%
CenterPoint Energy Resources Corp.
6.00%, 05/15/18 (e)	250,000	301,054
Copano Energy LLC
7.13%, 04/01/21 (b)	1,000,000	1,148,750
Energy Transfer Partners LP
8.50%, 04/15/14	401,000	432,910
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (b)	200,000	203,590
3.50%, 09/01/23 (b)	850,000	862,982
Southwest Gas Corp.
3.88%, 04/01/22 (b)	300,000	325,963
Williams Partners LP
7.25%, 02/01/17	300,000	362,310
4.13%, 11/15/20 (b)	250,000	269,848

		3,907,407

		6,925,830

Total Corporate Bonds
(Cost $85,971,964)		88,222,647

Asset-Backed Obligations 0.2% of net assets

Chase Issuance Trust
Series 2012-A3 Class A3
0.79%, 06/15/17 (b)	1,000,000	1,007,162

Total Asset-Backed Obligations
(Cost $1,007,421)		1,007,162

See financial notes 27

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Mortgage-Backed Securities 39.5% of net assets

Collateralized Mortgage Obligations 1.1%
ABN Amro Mortgage Corp.
Series 2003-9 Class A1
4.50%, 08/25/18 (b)(e)	43,621	44,481
Chase Mortgage Finance Corp.
Series 2003-S13 Class A16
5.00%, 11/25/33 (b)(e)	714,404	750,546
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-23 Class 7A1
5.00%, 09/25/18 (b)(e)	1,539,939	1,580,578
MASTR Asset Securitization Trust
Series 2003-10 Class 3A1
5.50%, 11/25/33 (b)(e)	372,949	394,160
Residential Accredit Loans, Inc.
Series 2002-QS18 Class A1
5.50%, 12/25/17 (b)(e)	56,779	58,771
Sequoia Mortgage Trust
Series 2011-1 Class A1
4.13%, 02/25/41 (b)(e)	889,609	905,166
Series 2012-2 Class A2
3.50%, 04/25/42 (b)(e)	655,432	673,748

		4,407,450

U.S. Government Agency Mortgages 38.4%
Fannie Mae
6.00%, 02/01/15 to 11/01/34 (b)	2,713,568	3,015,826
6.00%, 03/01/16 to 07/01/37 (b)(e)	4,265,312	4,672,228
7.00%, 11/15/16 to 01/01/35 (b)	521,862	618,027
4.50%, 09/01/18 to 06/01/30 (b)	1,768,509	1,902,898
6.50%, 12/01/19 to 08/01/26 (b)	356,405	386,309
6.50%, 07/01/21 (b)(e)	30,182	33,473
5.50%, 10/01/22 (b)(e)	556,534	606,610
5.50%, 04/01/23 to 05/01/27 (b)	2,266,779	2,480,445
5.00%, 08/01/23 to 07/01/35 (b)(e)	3,458,415	3,752,564
5.00%, 09/01/23 to 02/01/31 (b)	1,648,166	1,794,984
3.00%, 01/01/26 to 12/01/42 (b)	5,643,725	5,955,941
3.50%, 02/01/32 to 12/01/42 (b)	9,261,656	9,821,493
4.00%, 09/01/40 (b)(e)	5,792,003	6,277,600
4.00%, 02/01/42 (b)	59,516	64,134
Fannie Mae REMICS
4.50%, 07/25/19 (b)	183,440	186,162
5.50%, 10/25/32 (b)	28,169	28,197
Fannie Mae TBA
4.00%, 03/01/28 to 03/01/43 (b)	3,500,000	3,739,219
4.50%, 03/01/28 to 03/01/43 (b)	11,000,000	11,839,179
2.50%, 05/01/28 to 05/01/43 (b)	3,200,000	3,290,914
3.50%, 05/01/28 to 05/01/43 (b)	3,500,000	3,696,094
6.00%, 03/01/43 (b)	2,000,000	2,191,875
3.00%, 05/01/43 (b)	3,000,000	3,090,469
Freddie Mac
4.50%, 07/01/13 to 09/01/15 (b)(e)	3,349	3,542
6.50%, 10/01/13 to 04/01/26 (b)	206,593	229,725
6.50%, 03/01/16 to 02/01/21 (b)(e)	368,083	403,335
6.00%, 06/01/16 to 08/01/22 (b)	398,935	443,847
4.50%, 06/01/19 to 12/01/39 (b)	3,686,848	3,942,140
4.00%, 12/01/20 to 10/01/41 (b)	5,603,763	5,994,621
5.50%, 02/01/23 to 05/01/23 (b)	604,996	659,106
5.00%, 01/01/24 (b)	696,175	749,134
3.00%, 03/01/27 (b)	397,029	420,044
5.50%, 07/01/32 to 10/01/33 (b)(e)	7,010,071	7,657,205
Freddie Mac REMICS
4.50%, 03/15/19 (b)	461,014	466,515
4.00%, 11/15/23 (b)	1,127,202	1,155,177
5.00%, 02/15/32 to 08/15/32 (b)	711,120	718,630
6.00%, 07/15/33 (b)	140,168	140,407
Freddie Mac TBA
3.00%, 03/01/28 to 05/01/43 (b)	3,000,000	3,087,500
2.50%, 05/01/28 (b)	1,500,000	1,547,344
3.50%, 05/01/28 (b)	2,000,000	2,107,266
Ginnie Mae
4.00%, 12/15/24 to 08/20/41 (b)	6,323,585	6,897,484
7.63%, 08/15/28 (b)	167,974	189,425
7.38%, 09/15/28 to 02/15/30 (b)	393,181	449,484
7.13%, 02/15/29 to 03/15/29 (b)	243,203	282,335
7.00%, 04/15/29 to 05/15/29 (b)	242,144	285,384
5.50%, 02/15/33 to 06/15/34 (b)(e)	4,019,687	4,435,881
5.00%, 02/20/33 to 11/15/34 (b)	13,395,378	14,814,443
5.50%, 10/15/33 to 08/20/34 (b)	5,107,886	5,679,775
4.50%, 09/20/41 to 11/20/41 (b)	8,607,494	9,431,525
3.50%, 10/20/42 to 02/20/43 (b)	4,774,808	5,125,085
3.00%, 11/20/42 to 12/20/42 (b)	993,962	1,042,861
Ginnie Mae TBA
3.00%, 05/01/43 (b)	1,500,000	1,564,219
3.50%, 05/01/43 (b)	1,000,000	1,072,813

		150,440,893

Total Mortgage-Backed Securities
(Cost $151,103,892)		154,848,343

Commercial Mortgage Backed Securities 2.3% of net assets

Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 Class A4
5.41%, 12/11/40 (b)(e)	3,000,000	3,318,135
Series 2006-T24 Class A4
5.54%, 10/12/41 (b)	1,000,000	1,143,676
Series 2007-T28 Class A4
5.74%, 09/11/42 (a)(b)	365,000	429,797
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7 Class A4
5.86%, 07/10/38 (a)(b)	665,000	754,717
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)(e)	1,000,000	1,144,719
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5 Class A2
5.20%, 12/15/44 (b)(e)	944,412	950,312
Series 2006-LDP9 Class A2S
5.30%, 05/15/47 (b)	72,955	74,165
Series 2007-LD12-A Class A2
5.83%, 02/15/51 (b)(e)	226,231	232,079
LB-UBS Commercial Mortgage Trust
Series 2004-C4 Class A4
5.54%, 06/15/29 (a)(b)	100,000	105,443
Series 2006-C3 Class A3
5.69%, 03/15/32 (a)(b)(e)	748,026	749,022

Total Commercial Mortgage Backed Securities
(Cost $8,207,570)		8,902,065

28 See financial notes

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

U.S. Government and Government Agencies 41.0% of net assets

U.S. Government Agency Securities 13.0%
Fannie Mae
1.63%, 10/26/15 (e)	7,000,000	7,228,396
2.38%, 04/11/16	2,000,000	2,121,186
0.88%, 10/26/17	8,000,000	8,038,568
Federal Home Loan Bank
0.00%, 03/13/13 (g)	9,100,000	9,099,909
0.00%, 03/22/13 (g)	6,000,000	5,999,898
Freddie Mac
0.00%, 03/25/13 (g)	10,000,000	9,999,800
2.50%, 05/27/16	7,500,000	7,984,335
1.25%, 08/01/19	600,000	600,071

		51,072,163

U.S. Treasury Obligations 28.0%
U.S. Treasury Notes
0.25%, 06/30/14	2,500,000	2,501,855
0.63%, 07/15/14	4,300,000	4,325,030
0.13%, 07/31/14	1,000,000	998,985
2.63%, 07/31/14 (e)	1,600,000	1,654,938
2.38%, 09/30/14 (e)	1,850,000	1,913,449
2.38%, 10/31/14 (e)	3,400,000	3,521,924
4.25%, 11/15/14 (e)	5,000,000	5,343,165
2.63%, 12/31/14 (e)	3,000,000	3,131,601
0.25%, 01/15/15	5,000,000	5,001,955
0.25%, 02/15/15	1,000,000	1,000,156
0.25%, 05/15/15	7,500,000	7,498,245
0.25%, 07/15/15	1,500,000	1,498,829
0.25%, 08/15/15	2,000,000	1,997,970
0.25%, 09/15/15	3,000,000	2,996,484
1.25%, 10/31/15 (e)	1,250,000	1,281,153
2.00%, 04/30/16 (e)	5,000,000	5,253,515
1.75%, 05/31/16 (e)	4,600,000	4,800,532
1.50%, 07/31/16	2,550,000	2,642,239
0.88%, 02/28/17	2,000,000	2,025,782
3.13%, 04/30/17 (e)	1,500,000	1,656,797
1.88%, 10/31/17 (e)	3,000,000	3,162,657
0.88%, 01/31/18	1,000,000	1,006,094
2.88%, 03/31/18 (e)	2,000,000	2,209,062
2.38%, 05/31/18 (e)	1,000,000	1,079,922
1.75%, 10/31/18	2,000,000	2,091,562
3.75%, 11/15/18 (e)	5,000,000	5,790,235
1.38%, 12/31/18	4,500,000	4,605,120
1.25%, 04/30/19	2,250,000	2,277,598
1.00%, 06/30/19	1,250,000	1,243,066
0.88%, 07/31/19	5,000,000	4,926,175
1.00%, 09/30/19	5,000,000	4,952,345
1.00%, 11/30/19	2,500,000	2,469,337
1.38%, 01/31/20	2,500,000	2,523,827
1.63%, 08/15/22	10,500,000	10,331,013

		109,712,617

Total U.S. Government and Government Agencies
(Cost $158,117,554)		160,784,780

Foreign Securities 3.6% of net assets

Foreign Agencies 1.5%

Cayman Islands 0.5%
Petrobras International Finance Co.
2.88%, 02/06/15	600,000	612,493
5.88%, 03/01/18 (e)	1,000,000	1,124,894

		1,737,387

Germany 0.5%
Kreditanstalt Fuer Wiederaufbau
3.50%, 03/10/14 (e)(f)	750,000	774,644
4.00%, 01/27/20 (f)	1,000,000	1,159,972

		1,934,616

Mexico 0.3%
Petroleos Mexicanos
4.88%, 03/15/15 (e)	500,000	540,000
5.50%, 01/21/21 (e)	500,000	574,000

		1,114,000

Norway 0.1%
Statoil ASA
3.13%, 08/17/17	500,000	542,558

Republic of Korea 0.1%
Export-Import Bank of Korea
4.00%, 01/11/17 (e)	500,000	550,028

		5,878,589

Sovereign 1.4%

Brazil 0.2%
Federative Republic of Brazil
6.00%, 01/17/17 (e)	500,000	585,000
4.88%, 01/22/21 (e)	250,000	293,125

		878,125

Chile 0.3%
Republic of Chile
2.25%, 10/30/22	1,000,000	966,500

Italy 0.5%
Republic of Italy
3.13%, 01/26/15	1,000,000	1,019,567
5.38%, 06/12/17	1,000,000	1,087,141

		2,106,708

Mexico 0.2%
United Mexican States
5.13%, 01/15/20	500,000	590,500
3.63%, 03/15/22	250,000	267,125

		857,625

Republic of Korea 0.2%
Republic of Korea
5.13%, 12/07/16 (e)	750,000	867,852

		5,676,810

Supranational 0.7%
European Investment Bank
3.13%, 06/04/14 (e)	500,000	517,434

See financial notes 29

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
2.50%, 05/16/16 (e)	2,000,000	2,111,228

		2,628,662

Total Foreign Securities
(Cost $13,667,727)		14,184,061

	Number	Value
Security	of Shares	($)

Other Investment Company 0.6% of net assets

Money Market Fund 0.6%
State Street Institutional U.S. Government Money Market Fund	2,300,728	2,300,728

Total Other Investment Company
(Cost $2,300,728)		2,300,728

End of Investments.

At 02/28/13, the tax basis cost of the fund’s investments was $420,391,160 and the unrealized appreciation and depreciation were $10,236,886 and ($378,260), respectively, with a net unrealized appreciation of $9,858,626.

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

TBA Sale Commitment 2.0% of net assets

U.S. Government Agency Mortgage 2.0%
Ginnie Mae TBA
5.50%, 03/01/43 (b)	7,000,000	7,678,947

Total TBA Sale Commitments
(Proceeds $7,651,875)		7,678,947

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,036,209 or 0.8% of net assets.
(d)	Delayed-delivery security.
(e)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(f)	Guaranteed by the Republic of Germany.
(g)	Zero Coupon Bond.

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2013 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate Bonds[1]	$—	$88,222,647	$—	$88,222,647
Asset-Backed Obligations	—	1,007,162	—	1,007,162
Mortgage-Backed Securities[1]	—	154,848,343	—	154,848,343
Commercial Mortgage Backed Securities	—	8,902,065	—	8,902,065
U.S. Government and Government Agencies[1]	—	160,784,780	—	160,784,780
Foreign Securities[1]	—	14,184,061	—	14,184,061
Other Investment Company[1]	2,300,728	—	—	2,300,728

Total	$2,300,728	$427,949,058	$—	$430,249,786

Liabilities Valuation Input

Other Financial Instruments
TBA Sale Commitment	$—	($7,678,947)	$—	($7,678,947)

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2013.

30 See financial notes

 Schwab Intermediate-Term Bond Fund

Statement of
Assets and Liabilities
As of February 28, 2013; unaudited

Assets

Investments, at value (cost $420,376,856)		$430,249,786
Receivables:
Investments sold		18,402,888
Interest		2,035,131
Fund shares sold		136,328
TBA sale commitment		7,651,875
Prepaid expenses	+	3,207

Total assets		458,479,215

Liabilities

TBA sale commitments, at value (proceeds $7,651,875)		7,678,947
Payables:
Investments bought		57,842,217
Investment adviser and administrator fees		4,323
Shareholder services fees		8,549
Distributions to shareholders		383,162
Fund shares redeemed		310,473
Interest for TBA sale commitments		19,250
Accrued expenses	+	35,164

Total liabilities		66,282,085

Net Assets

Total assets		458,479,215
Total liabilities	−	66,282,085

Net assets		$392,197,130

Net Assets by Source
Capital received from investors		381,216,411
Distributions in excess of net investment income		(924,985)
Net realized capital gains		2,059,846
Net unrealized capital gains		9,845,858

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$392,197,130		37,831,511		$10.37

See financial notes 31

 Schwab Intermediate-Term Bond Fund

Statement of
Operations
For September 1, 2012 through February 28, 2013; unaudited

Investment Income

Interest		$4,107,613

Expenses

Investment adviser and administrator fees		604,330
Shareholder service fees		499,691
Portfolio accounting fees		40,460
Professional fees		35,319
Interest expense		20,793
Shareholder reports		17,258
Custodian fees		13,219
Registration fees		10,558
Transfer agent fees		8,004
Trustees’ fees		5,301
Other expenses	+	4,886

Total expenses		1,259,819
Expense reduction by CSIM and its affiliates	−	144,187
Custody credits	−	55

Net expenses	−	1,115,577

Net investment income		2,992,036

Realized and Unrealized Gains (Losses)

Net realized gains on investments		3,640,773
Net realized gains on TBA sale commitments	+	219,570

Net realized gains		3,860,343
Net unrealized losses on investments		(5,261,025)
Net unrealized losses on TBA sale commitments	+	(25,196)

Net unrealized losses	+	(5,286,221)

Net realized and unrealized losses		(1,425,878)

Increase in net assets resulting from operations		$1,566,158

32 See financial notes

 Schwab Intermediate-Term Bond Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/12-2/28/13			9/1/11-8/31/12
Net investment income		$2,992,036	$7,158,141
Net realized gains		3,860,343	6,509,865
Net unrealized gains (losses)	+	(5,286,221)	2,000,167

Increase in net assets from operations		1,566,158	15,668,173

Distributions to shareholders

Distributions from net investment income		(3,904,926)	(8,508,673)
Distributions from net realized gains	+	(6,888,288)	(4,641,034)

Total distributions		($10,793,214)	($13,149,707)

Transactions in Fund Shares

		9/1/12-2/28/13		9/1/11-8/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,403,602	$46,103,996	9,977,417	$104,763,125
Shares reinvested		463,299	4,829,712	583,649	6,118,630
Shares redeemed	+	(6,467,960)	(67,769,218)	(11,985,888)	(125,912,276)

Net transactions in fund shares		(1,601,059)	($16,835,510)	(1,424,822)	($15,030,521)

Shares Outstanding and Net Assets

		9/1/12-2/28/13		9/1/11-8/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		39,432,570	$418,259,696	40,857,392	$430,771,751
Total decrease	+	(1,601,059)	(26,062,566)	(1,424,822)	(12,512,055)

End of period		37,831,511	$392,197,130	39,432,570	$418,259,696

Distributions in excess of net investment income			($924,985)		($12,095)

See financial notes 33

Schwab Total Bond Market Fund™

Financial Statements

Financial Highlights

	9/1/12–		9/1/11–	9/1/10–		9/1/09–	9/1/08–	9/1/07–
	2/28/13*		8/31/12	8/31/11		8/31/10	8/31/09	8/31/08

Per-Share Data ($)

Net asset value at beginning of period	9.76		9.51	9.42		8.96	9.16	9.72

Income (loss) from investment operations:
Net investment income (loss)	0.11		0.25	0.26		0.29	0.37	0.48
Net realized and unrealized gains (losses)	(0.11)		0.26	0.10		0.48	(0.20)	(0.56)

Total from investment operations	(0.00)[1]		0.51	0.36		0.77	0.17	(0.08)
Less distributions:
Distributions from net investment income	(0.12)		(0.26)	(0.27)		(0.31)	(0.37)	(0.48)

Net asset value at end of period	9.64		9.76	9.51		9.42	8.96	9.16

Total return (%)	(0.01)[2]		5.46	3.93		8.76	2.04	(0.91)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.30	[3,4]	0.29	0.49	[5]	0.55	0.55	0.52
Gross operating expenses	0.56	[3]	0.56	0.59	[6]	0.58 [6]	0.63	0.52
Net investment income (loss)	2.20	[3]	2.58	2.78		3.21	4.18	5.03
Portfolio turnover rate[7]	91	[2,8]	160	166		155	472	433
Net assets, end of period ($ x 1,000,000)	880		957	936		929	912	1,260

* Unaudited.
1 Amount less than $0.01.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.29%, if interest expense had not been incurred.
5 Effective June 16, 2011, the net operating expense limitation was lowered. The ratio presented for period ended 8/31/11 is a blended ratio.
6 The ratio of gross operating expenses would have been 0.55%, if certain non-routine expenses (litigation fees) had not been incurred.
7 Includes to-be-announced (TBA) transactions (if any). See financial note 2.
8 Revised methodology adopted as of 2/28/13. For comparison purposes, portfolio turnover rate would have been 115% using previous methodology.

34 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings as of February 28, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

30.8%		Mortgage-Backed Securities	264,150,490	271,292,173
21.5%		Corporate Bonds	176,658,869	189,622,691
46.6%		U.S. Government and Government Agencies	391,354,842	409,897,081
1.8%		Commercial Mortgage Backed Securities	14,076,429	15,984,835
0.4%		Asset-Backed Obligations	3,153,966	3,141,195
4.5%		Foreign Securities	37,400,387	39,317,393
1.0%		Municipal Bonds	7,538,737	8,795,488
0.4%		Other Investment Company	3,262,840	3,262,840

107.0%		Total Investments	897,596,560	941,313,696
(7	.0)%	Other Assets and Liabilities, Net		(61,599,037)

100.0%		Net Assets		879,714,659

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Mortgage-Backed Securities 30.8% of net assets

U.S. Government Agency Mortgages 30.8%
Fannie Mae
5.50%, 12/01/13 to 03/01/35 (b)(g)	8,951,555	9,985,962
5.00%, 12/01/17 to 12/01/39 (b)	10,468,655	11,419,115
4.00%, 07/01/18 (b)(g)	564,229	605,312
4.00%, 06/01/19 to 04/01/42 (b)	7,804,277	8,368,996
4.50%, 07/01/19 to 07/01/42 (b)	15,641,785	16,912,483
5.50%, 05/01/23 to 07/01/40 (b)	6,366,715	6,998,608
5.00%, 07/01/23 to 06/01/36 (b)(g)	4,008,544	4,368,818
6.00%, 09/01/24 to 12/01/37 (b)	7,483,912	8,318,265
3.50%, 03/01/26 to 11/01/42 (b)	13,697,134	14,530,398
6.50%, 08/01/26 to 10/01/39 (b)	2,379,579	2,669,003
3.00%, 01/01/27 to 12/01/42 (b)	7,840,238	8,200,081
2.50%, 10/01/27 to 11/01/27 (b)	1,739,234	1,809,658
6.50%, 03/01/32 to 11/01/37 (b)(g)	1,252,510	1,420,890
2.20%, 03/01/34 (a)(b)	1,164,334	1,235,708
2.33%, 03/01/35 (a)(b)	483,686	507,770
2.84%, 08/01/35 (a)(b)(g)	1,766,542	1,876,003
7.00%, 04/01/37 (b)	1,016,083	1,168,409
3.64%, 03/01/40 (a)(b)	507,273	537,812
Fannie Mae TBA
2.00%, 03/01/28 (b)	500,000	507,461
2.50%, 03/01/28 to 03/01/43 (b)	3,500,000	3,601,367
3.00%, 03/01/28 to 03/01/43 (b)	6,000,000	6,192,265
3.50%, 03/01/28 (b)	5,700,000	6,017,906
4.00%, 03/01/28 to 03/01/43 (b)	11,500,000	12,266,719
4.50%, 03/01/43 (b)	2,000,000	2,152,656
5.00%, 03/01/43 (b)	500,000	541,406
Federal Home Loan Bank
0.00%, 03/20/13 (f)	15,000,000	14,999,760
Freddie Mac
6.00%, 04/01/15 to 12/01/32 (b)(g)	1,184,750	1,308,235
4.50%, 06/01/19 to 02/01/40 (b)	9,123,241	9,766,812
4.00%, 12/01/20 to 10/01/41 (b)	8,100,804	8,663,465
5.00%, 06/01/23 to 04/01/40 (b)	6,172,352	6,766,075
3.50%, 07/01/26 to 09/01/42 (b)	6,931,878	7,323,453
3.00%, 10/01/26 to 04/01/27 (b)	1,701,961	1,799,393
6.00%, 05/01/32 to 10/01/38 (b)	1,601,993	1,777,601
2.60%, 05/01/37 (a)(b)	924,304	977,445
5.50%, 10/01/39 to 02/01/40 (b)	798,111	869,141
3.00%, 05/01/41 (a)(b)	595,521	624,759
Freddie Mac TBA
2.50%, 03/01/28 (b)	3,000,000	3,094,688
3.00%, 03/01/28 to 03/01/43 (b)	7,500,000	7,760,859
3.50%, 03/01/28 to 03/01/43 (b)	2,300,000	2,416,195
4.00%, 03/01/28 to 03/01/43 (b)	1,500,000	1,594,063
4.50%, 03/01/43 (b)	4,000,000	4,277,344
5.00%, 03/01/43 (b)	500,000	537,891
Ginnie Mae
5.00%, 10/20/21 to 08/20/40 (b)	7,090,523	7,879,868
4.50%, 05/15/24 to 11/20/41 (b)	13,274,591	14,580,856
3.50%, 02/15/26 to 02/20/43 (b)	9,579,757	10,282,596
4.00%, 06/15/26 to 06/20/42 (b)	6,875,541	7,471,424
3.00%, 02/20/27 to 12/20/42 (b)	3,436,732	3,613,584
6.00%, 05/15/32 to 08/15/38 (b)	2,152,736	2,467,946
5.50%, 04/15/33 to 03/15/40 (b)	3,799,822	4,190,814
7.00%, 06/15/33 (b)(g)	315,083	372,457
6.50%, 10/20/37 (b)	552,077	626,903
3.00%, 10/20/40 to 01/20/41 (a)(b)	838,133	889,882
Ginnie Mae TBA
3.00%, 03/01/43 (b)	2,500,000	2,607,031
3.50%, 03/01/43 (b)	2,800,000	3,003,875
4.00%, 03/01/43 (b)	3,500,000	3,805,156
4.50%, 03/01/43 (b)	500,000	546,406
5.00%, 03/01/43 (b)	2,000,000	2,183,125

Total Mortgage-Backed Securities
(Cost $264,150,490)		271,292,173

Corporate Bonds 21.5% of net assets

Finance 7.2%

Banking 4.6%
American Express Bank
7.00%, 03/19/18 (g)	300,000	376,023
American Express Co.
6.80%, 09/01/66 (a)(b)(g)	500,000	538,125
American Express Credit Corp.
2.38%, 03/24/17 (g)	300,000	313,817
Bank of America Corp.
1.50%, 10/09/15	650,000	652,425
6.50%, 08/01/16	250,000	288,702

See financial notes 35

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
5.63%, 10/14/16 (g)	500,000	565,337
5.65%, 05/01/18 (g)	400,000	464,845
5.00%, 05/13/21 (g)	1,500,000	1,695,047
3.30%, 01/11/23	300,000	299,666
6.00%, 10/15/36 (g)	1,000,000	1,217,875
Bank of Nova Scotia
3.40%, 01/22/15 (g)	100,000	105,261
4.38%, 01/13/21	500,000	571,728
Barclays Bank PLC
5.00%, 09/22/16 (g)	450,000	507,150
6.75%, 05/22/19	300,000	373,394
BB&T Corp.
3.95%, 03/22/22 (b)(g)	200,000	214,626
BNP Paribas
3.60%, 02/23/16	300,000	319,356
5.00%, 01/15/21 (g)	250,000	285,470
3.25%, 03/03/23 (e)	250,000	247,200
Capital One Financial Corp.
2.15%, 03/23/15	100,000	102,280
6.15%, 09/01/16	650,000	750,134
Citigroup, Inc.
6.38%, 08/12/14 (g)	750,000	806,849
1.25%, 01/15/16	150,000	149,693
4.45%, 01/10/17	650,000	718,406
6.00%, 08/15/17	12,000	14,067
6.13%, 11/21/17	750,000	888,148
4.50%, 01/14/22	800,000	891,858
4.05%, 07/30/22	500,000	520,115
6.13%, 08/25/36	250,000	283,977
5.88%, 01/30/42	250,000	305,595
Credit Suisse USA, Inc.
5.50%, 05/01/14 (g)	1,050,000	1,111,001
Deutsche Bank AG
6.00%, 09/01/17	450,000	537,654
Fifth Third Bancorp
8.25%, 03/01/38	200,000	280,028
Goldman Sachs Capital l
6.35%, 02/15/34	200,000	210,044
HSBC Bank USA
5.88%, 11/01/34 (g)	500,000	589,613
HSBC Holdings PLC
4.00%, 03/30/22	850,000	916,830
7.63%, 05/17/32	150,000	200,630
JPMorgan Chase & Co.
3.70%, 01/20/15	350,000	368,762
6.00%, 01/15/18	1,000,000	1,196,325
4.25%, 10/15/20 (g)	1,500,000	1,661,898
5.50%, 10/15/40	100,000	119,409
JPMorgan Chase Bank NA
6.00%, 10/01/17	1,000,000	1,185,130
Key Bank NA
5.80%, 07/01/14	350,000	373,578
Manufacturers & Traders Trust Co.
5.63%, 12/01/21 (a)(b)	250,000	256,250
Merrill Lynch & Co., Inc.
6.88%, 04/25/18	450,000	546,139
Morgan Stanley
1.75%, 02/25/16	1,000,000	1,005,118
5.45%, 01/09/17	1,500,000	1,680,665
6.63%, 04/01/18	200,000	238,259
7.30%, 05/13/19	250,000	310,501
6.25%, 08/09/26	250,000	297,549
6.38%, 07/24/42	400,000	490,413
National City Corp.
6.88%, 05/15/19	100,000	125,107
PNC Funding Corp.
4.25%, 09/21/15	600,000	653,256
Rabobank Nederland
2.13%, 10/13/15	200,000	206,593
3.38%, 01/19/17	350,000	377,239
3.95%, 11/09/22	100,000	101,826
Royal Bank of Canada
2.63%, 12/15/15	500,000	525,679
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	650,000	669,496
State Street Corp.
2.88%, 03/07/16	350,000	373,541
The Bank of New York Mellon Corp.
1.97%, 06/20/17 (a)	500,000	515,673
The Goldman Sachs Group, Inc.
3.30%, 05/03/15	300,000	313,837
3.63%, 02/07/16 (g)	850,000	904,387
5.63%, 01/15/17	750,000	844,062
5.95%, 01/18/18	600,000	702,525
5.95%, 01/15/27	450,000	501,287
6.75%, 10/01/37	800,000	909,938
UBS AG
3.88%, 01/15/15	552,000	587,391
5.88%, 12/20/17	50,000	59,930
US Bancorp
2.20%, 11/15/16 (b)	750,000	783,911
Wachovia Bank NA
4.88%, 02/01/15	1,000,000	1,074,865
Wells Fargo & Co.
5.63%, 12/11/17 (g)	700,000	832,087
3.45%, 02/13/23	750,000	761,174
Westpac Banking Corp.
4.20%, 02/27/15	550,000	588,949

		40,455,718

Brokerage 0.2%
BlackRock, Inc.
3.50%, 12/10/14 (g)	200,000	210,548
5.00%, 12/10/19 (g)	300,000	357,144
Jefferies Group, Inc.
5.50%, 03/15/16	125,000	136,250
6.45%, 06/08/27	75,000	81,375
Nomura Holdings, Inc.
5.00%, 03/04/15	150,000	159,793
6.70%, 03/04/20	200,000	237,581
TD Ameritrade Holding Co.
4.15%, 12/01/14	200,000	212,144

		1,394,835

Finance Company 0.6%
GATX Corp.
4.75%, 05/15/15	100,000	106,437
GE Capital Trust I
6.38%, 11/15/67 (a)(b)	100,000	105,625
General Electric Capital Corp.
2.15%, 01/09/15	250,000	256,989
5.00%, 01/08/16	550,000	612,906
2.30%, 04/27/17	500,000	518,525
5.63%, 09/15/17	200,000	235,819
5.63%, 05/01/18	650,000	771,626
4.38%, 09/16/20	300,000	336,356
5.30%, 02/11/21	150,000	172,900
6.75%, 03/15/32	300,000	385,088
5.88%, 01/14/38	500,000	589,426
6.88%, 01/10/39	150,000	198,429

36 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
HSBC Finance Capital Trust IX
5.91%, 11/30/35 (a)(b)	400,000	405,000
HSBC Finance Corp.
5.00%, 06/30/15	82,000	89,040
5.50%, 01/19/16	100,000	111,546
SLM Corp.
4.63%, 09/25/17	750,000	769,881

		5,665,593

Insurance 1.3%
Aetna, Inc.
3.95%, 09/01/20 (g)	250,000	273,491
American International Group, Inc.
2.38%, 08/24/15	200,000	205,341
5.60%, 10/18/16 (g)	925,000	1,055,589
6.40%, 12/15/20 (g)	150,000	186,869
Berkshire Hathaway, Inc.
3.20%, 02/11/15 (g)	600,000	631,928
4.25%, 01/15/21 (g)	500,000	562,730
Chubb Corp.
5.75%, 05/15/18	400,000	489,188
6.00%, 05/11/37	100,000	129,278
Cigna Corp.
2.75%, 11/15/16 (g)	300,000	316,495
5.38%, 02/15/42 (b)	150,000	170,333
CNA Financial Corp.
7.35%, 11/15/19	325,000	412,475
Genworth Financial, Inc.
8.63%, 12/15/16	300,000	360,145
6.52%, 05/22/18	500,000	562,945
Hartford Financial Services Group, Inc.
6.30%, 03/15/18	200,000	240,441
6.00%, 01/15/19	100,000	118,328
ING US, Inc.
2.90%, 02/15/18	200,000	201,588
Lincoln National Corp.
6.25%, 02/15/20	300,000	364,544
MetLife, Inc.
6.82%, 08/15/18	450,000	563,740
4.75%, 02/08/21	100,000	114,666
Principal Financial Group, Inc.
6.05%, 10/15/36	300,000	375,656
Prudential Financial, Inc.
4.75%, 09/17/15	200,000	219,068
4.50%, 11/16/21	250,000	278,247
5.80%, 11/16/41	500,000	585,607
The Allstate Corp.
7.45%, 05/16/19 (g)	125,000	164,286
5.55%, 05/09/35	296,000	356,988
Travelers Co., Inc.
5.90%, 06/02/19	300,000	374,973
6.75%, 06/20/36	150,000	208,338
UnitedHealth Group, Inc.
1.40%, 10/15/17	100,000	100,549
2.75%, 02/15/23 (b)	150,000	148,541
5.80%, 03/15/36	350,000	418,601
3.95%, 10/15/42 (b)	250,000	236,900
WellPoint, Inc.
3.30%, 01/15/23	500,000	506,960
4.65%, 01/15/43	150,000	152,315

		11,087,143

Other Financial 0.0%
ORIX Corp.
4.71%, 04/27/15	350,000	375,054

Real Estate Investment Trust 0.5%
AvalonBay Communities, Inc.
2.95%, 09/15/22 (b)	150,000	148,853
Boston Properties LP
4.13%, 05/15/21 (g)	300,000	326,440
Digital Realty Trust LP
5.88%, 02/01/20	250,000	285,098
Duke Realty LP
7.38%, 02/15/15	400,000	443,940
HCP, Inc.
6.70%, 01/30/18	400,000	486,808
Health Care REIT, Inc.
3.63%, 03/15/16	400,000	424,175
Kilroy Realty LP
3.80%, 01/15/23 (b)	200,000	205,140
Kimco Realty Corp.
4.30%, 02/01/18 (b)	250,000	279,129
ProLogis, Inc.
6.63%, 05/15/18	337,000	408,330
Regency Centers LP
4.80%, 04/15/21	150,000	165,746
Simon Property Group LP
5.25%, 12/01/16 (b)	300,000	343,054
2.80%, 01/30/17 (b)	200,000	211,205
3.38%, 03/15/22 (b)	250,000	262,854
Ventas Realty LP
4.75%, 06/01/21 (b)	100,000	110,827

		4,101,599

		63,079,942

Industrial 12.0%

Basic Industry 1.2%
Airgas, Inc.
1.65%, 02/15/18 (b)	350,000	350,214
Alcoa, Inc.
5.55%, 02/01/17 (g)	300,000	330,581
5.87%, 02/23/22 (g)	250,000	266,245
Barrick Gold Corp.
6.95%, 04/01/19 (g)	500,000	620,892
BHP Billiton Finance (USA) Ltd.
1.13%, 11/21/14 (g)	250,000	253,032
3.25%, 11/21/21 (g)	200,000	213,238
4.13%, 02/24/42 (g)	250,000	258,252
CF Industries Holdings, Inc.
7.13%, 05/01/20 (g)	150,000	187,782
Cliffs Natural Resources, Inc.
4.80%, 10/01/20	150,000	154,184
Domtar Corp.
10.75%, 06/01/17	250,000	325,084
Eastman Chemical Co.
3.60%, 08/15/22 (b)	350,000	364,681
Ecolab, Inc.
3.00%, 12/08/16	200,000	213,014
EI Du Pont de Nemours & Co.
4.75%, 03/15/15	750,000	812,431
International Paper Co.
7.95%, 06/15/18	100,000	128,804
7.50%, 08/15/21	500,000	653,528
7.30%, 11/15/39	400,000	532,329
Lubrizol Corp.
8.88%, 02/01/19	200,000	278,838
Monsanto Co.
2.75%, 04/15/16	100,000	106,129

See financial notes 37

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Newmont Mining Corp.
4.88%, 03/15/42 (b)	250,000	247,771
Potash Corp. of Saskatchewan, Inc.
6.50%, 05/15/19	375,000	468,453
Rio Tinto Finance (USA) Ltd.
3.50%, 11/02/20	250,000	266,189
7.13%, 07/15/28	200,000	275,609
4.75%, 03/22/42 (b)	500,000	548,294
Southern Copper Corp.
5.25%, 11/08/42	200,000	194,334
Teck Resources Ltd.
4.75%, 01/15/22 (b)	300,000	327,081
The Dow Chemical Co.
7.60%, 05/15/14	86,000	93,031
4.13%, 11/15/21 (b)	350,000	378,825
7.38%, 11/01/29	325,000	433,294
Vale Overseas Ltd.
4.38%, 01/11/22	375,000	392,134
Vale S.A.
5.63%, 09/11/42	500,000	521,420
Valspar Corp.
4.20%, 01/15/22 (b)	150,000	163,773

		10,359,466

Capital Goods 1.1%
Boeing Capital Corp.
3.25%, 10/27/14 (g)	300,000	313,680
Boeing Co.
6.88%, 03/15/39 (g)	100,000	142,852
Caterpillar Financial Services Corp.
0.70%, 11/06/15	250,000	250,112
1.25%, 11/06/17	700,000	702,312
Deere & Co.
5.38%, 10/16/29	550,000	684,364
Eaton Corp.
0.95%, 11/02/15	150,000	150,776
1.50%, 11/02/17	200,000	200,655
2.75%, 11/02/22	250,000	245,965
4.00%, 11/02/32	150,000	150,341
4.15%, 11/02/42	150,000	146,416
General Electric Co.
0.85%, 10/09/15	100,000	100,377
5.25%, 12/06/17	750,000	880,531
2.70%, 10/09/22	150,000	149,960
4.13%, 10/09/42	100,000	100,372
Honeywell International, Inc.
5.00%, 02/15/19	350,000	415,538
5.38%, 03/01/41	250,000	313,319
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	150,000	182,126
John Deere Capital Corp.
1.70%, 01/15/20	150,000	148,049
Joy Global, Inc.
6.00%, 11/15/16	150,000	173,447
L-3 Communications Corp.
4.75%, 07/15/20	250,000	276,729
4.95%, 02/15/21 (b)	250,000	280,603
Lockheed Martin Corp.
4.25%, 11/15/19	100,000	112,846
6.15%, 09/01/36	200,000	249,805
5.50%, 11/15/39	100,000	115,904
Owens Corning
4.20%, 12/15/22 (b)	500,000	513,285
Raytheon Co.
3.13%, 10/15/20	200,000	211,271
4.88%, 10/15/40	250,000	282,597
Republic Services, Inc.
4.75%, 05/15/23	500,000	566,800
United Technologies Corp.
1.80%, 06/01/17	250,000	257,889
6.13%, 02/01/19	500,000	626,137
4.50%, 06/01/42	500,000	539,854
Waste Management, Inc.
7.00%, 07/15/28	200,000	272,166

		9,757,078

Communications 2.1%
America Movil, S.A.B. de CV
3.63%, 03/30/15	300,000	317,601
5.00%, 10/16/19 (g)	450,000	524,832
4.38%, 07/16/42	300,000	287,512
AT&T, Inc.
5.10%, 09/15/14	500,000	533,666
0.90%, 02/12/16	750,000	751,019
3.00%, 02/15/22 (g)	350,000	356,530
BellSouth Corp.
6.00%, 11/15/34	500,000	559,798
British Telecommunications PLC
2.00%, 06/22/15	300,000	307,741
CBS Corp.
5.75%, 04/15/20 (g)	275,000	323,808
7.88%, 07/30/30	325,000	438,108
Comcast Corp.
5.90%, 03/15/16	600,000	687,601
5.70%, 07/01/19	200,000	243,776
6.50%, 11/15/35	175,000	225,525
Deutsche Telekom International Finance BV
6.00%, 07/08/19	400,000	486,144
DIRECTV Holdings LLC
3.13%, 02/15/16	500,000	524,451
6.00%, 08/15/40 (b)	350,000	366,315
Discovery Communications, Inc.
5.63%, 08/15/19	50,000	59,584
France Telecom S.A.
4.38%, 07/08/14	125,000	130,877
8.50%, 03/01/31 (a)	200,000	285,944
5.38%, 01/13/42	100,000	107,565
Grupo Televisa S.A.
6.63%, 03/18/25	400,000	515,104
NBCUniversal Media LLC
3.65%, 04/30/15	125,000	132,690
4.38%, 04/01/21	275,000	310,268
5.95%, 04/01/41	150,000	186,054
News America, Inc.
5.30%, 12/15/14	250,000	270,312
6.40%, 12/15/35	250,000	305,696
6.15%, 03/01/37	450,000	537,223
Pacific Bell Telephone Co.
7.13%, 03/15/26	750,000	994,030
Rogers Communications, Inc.
3.00%, 03/15/23 (b)(e)	400,000	399,380
TCI Communication, Inc.
7.13%, 02/15/28	350,000	465,412
Telecom Italia Capital S.A.
5.25%, 10/01/15	100,000	105,050
7.00%, 06/04/18	200,000	227,381
7.72%, 06/04/38	150,000	157,817
Telefonica Emisiones S.A.U.
6.42%, 06/20/16	350,000	385,258
5.13%, 04/27/20	400,000	414,153

38 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
7.05%, 06/20/36	100,000	106,260
Telefonos de Mexico, S.A.B. de CV
5.50%, 11/15/19	900,000	1,066,788
Time Warner Cable, Inc.
5.85%, 05/01/17	600,000	698,509
8.25%, 04/01/19	200,000	260,121
4.50%, 09/15/42 (b)	500,000	457,093
Verizon Communications, Inc.
1.10%, 11/01/17	500,000	497,133
2.45%, 11/01/22 (b)	900,000	865,132
5.85%, 09/15/35	650,000	773,123
Vodafone Group PLC
4.63%, 07/15/18	825,000	949,185

		18,597,569

Consumer Cyclical 1.5%
CVS Caremark Corp.
3.25%, 05/18/15	500,000	528,123
4.75%, 05/18/20 (b)	200,000	232,161
Daimler Finance North America LLC
2.30%, 01/09/15	250,000	255,632
Darden Restaurants, Inc.
3.35%, 11/01/22 (b)	150,000	143,256
eBay, Inc.
1.63%, 10/15/15	400,000	411,100
Ford Motor Co.
7.45%, 07/16/31	100,000	128,603
4.75%, 01/15/43	200,000	190,956
Ford Motor Credit Co. LLC
3.88%, 01/15/15	250,000	260,323
2.75%, 05/15/15	1,000,000	1,022,227
6.63%, 08/15/17	750,000	876,708
4.25%, 09/20/22	750,000	774,786
Historic TW, Inc.
6.88%, 06/15/18	500,000	625,563
Home Depot, Inc.
5.88%, 12/16/36	500,000	636,378
Lowe’s Cos., Inc.
3.12%, 04/15/22 (b)	300,000	311,722
4.65%, 04/15/42 (b)	200,000	210,670
Macy’s Retail Holdings, Inc.
5.75%, 07/15/14	350,000	372,696
6.90%, 04/01/29	200,000	240,067
Marriott International, Inc.
3.00%, 03/01/19 (b)	350,000	368,368
McDonald’s Corp.
2.63%, 01/15/22	400,000	408,328
3.70%, 02/15/42	200,000	197,439
Nordstrom, Inc.
6.25%, 01/15/18	300,000	361,134
QVC, Inc.
5.13%, 07/02/22	300,000	317,813
Target Corp.
6.35%, 11/01/32	500,000	656,175
The Gap, Inc.
5.95%, 04/12/21 (b)	200,000	226,563
The Walt Disney Co.
5.63%, 09/15/16	300,000	348,736
4.13%, 12/01/41	100,000	104,519
Time Warner, Inc.
4.88%, 03/15/20	400,000	459,127
5.38%, 10/15/41	100,000	108,186
Toyota Motor Credit Corp.
3.40%, 09/15/21	100,000	107,566
VF Corp.
6.45%, 11/01/37	50,000	65,480
Viacom, Inc.
3.88%, 12/15/21	350,000	375,901
6.88%, 04/30/36	250,000	317,770
Wal-Mart Stores, Inc.
5.80%, 02/15/18	300,000	366,425
3.25%, 10/25/20	500,000	539,901
5.88%, 04/05/27	275,000	363,658
5.25%, 09/01/35	100,000	118,872
6.50%, 08/15/37	150,000	205,730
6.20%, 04/15/38	125,000	166,555

		13,405,217

Consumer Non-Cyclical 3.0%
AbbVie, Inc.
2.00%, 11/06/18	500,000	504,364
4.40%, 11/06/42 (c)	100,000	102,119
Actavis, Inc.
1.88%, 10/01/17	200,000	201,911
3.25%, 10/01/22 (b)	350,000	353,574
4.63%, 10/01/42 (b)	250,000	253,282
Altria Group, Inc.
9.70%, 11/10/18	169,000	236,139
2.85%, 08/09/22	200,000	196,532
4.25%, 08/09/42	250,000	239,735
AmerisourceBergen Corp.
4.88%, 11/15/19	600,000	698,287
3.50%, 11/15/21 (b)(g)	500,000	535,369
Amgen, Inc.
2.50%, 11/15/16 (g)	500,000	525,401
5.70%, 02/01/19 (g)	500,000	601,411
3.63%, 05/15/22 (b)	500,000	533,130
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 11/15/14 (g)	175,000	188,869
1.38%, 07/15/17	800,000	807,393
5.00%, 04/15/20	600,000	710,756
4.38%, 02/15/21 (g)	150,000	172,328
3.75%, 07/15/42	100,000	94,822
Archer-Daniels-Midland Co.
4.48%, 03/01/21 (a)(g)	300,000	341,750
AstraZeneca PLC
6.45%, 09/15/37	500,000	661,662
Baxter International, Inc.
2.40%, 08/15/22	250,000	244,540
Boston Scientific Corp.
4.50%, 01/15/15	200,000	212,135
Bristol-Myers Squibb Co.
3.25%, 08/01/42	250,000	224,420
ConAgra Foods, Inc.
1.90%, 01/25/18	250,000	253,193
3.20%, 01/25/23 (b)	100,000	99,973
Covidien International Finance
6.00%, 10/15/17	400,000	481,542
Diageo Capital PLC
5.88%, 09/30/36	150,000	189,111
Express Scripts Holding Co.
2.10%, 02/12/15	500,000	511,363
2.65%, 02/15/17	250,000	261,489
4.75%, 11/15/21	450,000	509,010
General Mills, Inc.
5.70%, 02/15/17	500,000	584,803
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/38	400,000	544,184

See financial notes 39

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Hospira, Inc.
6.05%, 03/30/17	230,000	264,507
Johnson & Johnson
4.95%, 05/15/33	100,000	119,845
4.85%, 05/15/41	200,000	239,922
Kellogg Co.
7.45%, 04/01/31	250,000	337,798
Kimberly-Clark Corp.
7.50%, 11/01/18	325,000	430,202
Koninklijke Philips Electronics NV
5.00%, 03/15/42	300,000	338,241
Kraft Foods Group, Inc.
5.38%, 02/10/20	392,000	468,726
5.00%, 06/04/42	300,000	328,752
Lorillard Tobacco Co.
2.30%, 08/21/17	350,000	354,803
6.88%, 05/01/20	100,000	121,455
Mead Johnson Nutrition Co.
3.50%, 11/01/14	300,000	312,216
Merck & Co., Inc.
3.88%, 01/15/21 (b)	700,000	781,899
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	200,000	239,158
Molson Coors Brewing Co.
3.50%, 05/01/22	100,000	104,194
Mondelez International, Inc.
4.13%, 02/09/16 (g)	500,000	545,379
5.38%, 02/10/20	358,000	427,565
PepsiCo, Inc.
5.00%, 06/01/18	350,000	414,262
4.50%, 01/15/20	350,000	403,171
4.88%, 11/01/40	500,000	569,762
Pfizer, Inc.
5.35%, 03/15/15	350,000	383,360
6.20%, 03/15/19	500,000	630,118
7.20%, 03/15/39	250,000	372,602
Philip Morris International, Inc.
1.13%, 08/21/17	250,000	249,436
2.50%, 08/22/22	100,000	99,057
3.88%, 08/21/42	300,000	282,974
Procter & Gamble Co.
4.95%, 08/15/14	600,000	640,606
4.70%, 02/15/19	650,000	768,798
Reynolds American, Inc.
1.05%, 10/30/15	100,000	99,966
3.25%, 11/01/22	100,000	99,644
4.75%, 11/01/42	100,000	98,229
Safeway, Inc.
7.25%, 02/01/31	500,000	551,492
Sanofi
2.63%, 03/29/16	300,000	316,243
Teva Pharmaceutical Finance Co. LLC
5.55%, 02/01/16	250,000	282,008
6.15%, 02/01/36	250,000	319,994
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	200,000	213,126
The Coca-Cola Co.
3.15%, 11/15/20 (g)	600,000	649,729
The Kroger Co.
3.90%, 10/01/15	200,000	215,030
3.40%, 04/15/22 (b)	150,000	154,250
5.40%, 07/15/40 (b)	50,000	53,876
Thermo Fisher Scientific
3.20%, 03/01/16	100,000	105,936
Zimmer Holdings, Inc.
5.75%, 11/30/39	400,000	474,265
Zoetis, Inc.
4.70%, 02/01/43 (b)	100,000	102,858

		26,040,051

Energy 1.6%
Anadarko Petroleum Corp.
6.38%, 09/15/17	500,000	597,663
6.45%, 09/15/36 (g)	100,000	123,063
Apache Corp.
6.90%, 09/15/18 (g)	150,000	188,936
6.00%, 01/15/37 (g)	150,000	181,875
Baker Hughes, Inc.
7.50%, 11/15/18 (g)	300,000	395,251
5.13%, 09/15/40 (g)	150,000	177,082
BP Capital Markets PLC
1.85%, 05/05/17 (g)	150,000	153,759
3.56%, 11/01/21	600,000	636,620
3.25%, 05/06/22 (g)	250,000	257,648
Canadian Natural Resources Ltd.
5.70%, 05/15/17	250,000	292,669
6.25%, 03/15/38	200,000	244,893
EnCana Holdings Finance Corp.
5.80%, 05/01/14	500,000	527,719
Halliburton Co.
7.45%, 09/15/39	225,000	332,594
Hess Corp.
7.30%, 08/15/31 (g)	300,000	373,603
Husky Energy, Inc.
7.25%, 12/15/19	163,000	210,435
Kerr-McGee Corp.
6.95%, 07/01/24	250,000	311,348
Marathon Oil Corp.
0.90%, 11/01/15	100,000	99,835
2.80%, 11/01/22 (b)	200,000	194,483
Nabors Industries, Inc.
6.15%, 02/15/18	350,000	398,116
Nexen, Inc.
6.20%, 07/30/19	125,000	154,227
5.88%, 03/10/35	300,000	359,464
Noble Energy, Inc.
8.25%, 03/01/19	100,000	130,972
6.00%, 03/01/41 (b)	250,000	303,293
Occidental Petroleum Corp.
4.13%, 06/01/16	200,000	221,265
Petrohawk Energy Corp.
7.88%, 06/01/15 (b)	650,000	675,470
7.25%, 08/15/18 (b)	300,000	336,550
Phillips 66
5.88%, 05/01/42	150,000	179,079
Shell International Finance BV
5.20%, 03/22/17	500,000	583,154
6.38%, 12/15/38	250,000	346,807
Suncor Energy, Inc.
6.50%, 06/15/38	500,000	646,147
Tosco Corp.
7.80%, 01/01/27	750,000	1,092,347
Total Capital S.A.
2.30%, 03/15/16	150,000	156,385
4.13%, 01/28/21	350,000	394,951
Transocean, Inc.
6.00%, 03/15/18	300,000	344,320
3.80%, 10/15/22 (b)	500,000	500,657

40 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Valero Energy Corp.
4.50%, 02/01/15	500,000	534,292
9.38%, 03/15/19	250,000	343,981
10.50%, 03/15/39	200,000	322,248
Weatherford International Ltd.
4.50%, 04/15/22 (b)	500,000	518,008
XTO Energy, Inc.
6.75%, 08/01/37 (g)	300,000	450,476

		14,291,685

Other Industrial 0.0%
Thomas & Betts Corp.
5.63%, 11/15/21	250,000	302,374

Technology 1.1%
Agilent Technologies, Inc.
6.50%, 11/01/17 (g)	550,000	661,465
Arrow Electronics, Inc.
3.00%, 03/01/18	200,000	201,225
4.50%, 03/01/23 (b)	500,000	500,661
Cisco Systems, Inc.
5.50%, 02/22/16	700,000	797,878
4.45%, 01/15/20 (g)	550,000	635,482
5.90%, 02/15/39	150,000	190,533
Harris Corp.
6.15%, 12/15/40	150,000	177,179
Hewlett-Packard Co.
2.60%, 09/15/17	300,000	300,675
4.65%, 12/09/21	350,000	359,795
6.00%, 09/15/41	400,000	407,540
Intel Corp.
1.95%, 10/01/16	250,000	259,449
International Business Machines Corp.
7.63%, 10/15/18 (g)	700,000	928,689
5.60%, 11/30/39	250,000	316,117
Microsoft Corp.
2.95%, 06/01/14	150,000	154,982
5.30%, 02/08/41	150,000	184,853
Motorola Solutions, Inc.
3.50%, 03/01/23	500,000	493,229
Oracle Corp.
3.75%, 07/08/14	800,000	835,127
2.50%, 10/15/22	1,000,000	986,246
5.38%, 07/15/40	350,000	424,084
Science Applications International Corp.
5.50%, 07/01/33	150,000	149,207
Xerox Corp.
4.25%, 02/15/15	300,000	315,850

		9,280,266

Transportation 0.4%
Burlington Northern Santa Fe LLC
5.65%, 05/01/17 (g)	300,000	353,325
3.05%, 03/15/22 (b)	500,000	513,091
Canadian National Railway Co.
6.20%, 06/01/36	100,000	134,318
CSX Corp.
3.70%, 10/30/20 (b)	500,000	540,711
4.10%, 03/15/44 (b)	400,000	377,658
FedEx Corp.
2.63%, 08/01/22	200,000	197,072
3.88%, 08/01/42	200,000	188,657
Norfolk Southern Corp.
5.90%, 06/15/19	300,000	368,554
Ryder System, Inc.
3.15%, 03/02/15	200,000	207,962
Southwest Airlines Co.
5.25%, 10/01/14	500,000	531,336
5.13%, 03/01/17	200,000	220,397
United Parcel Service, Inc.
6.20%, 01/15/38	150,000	203,035

		3,836,116

		105,869,822

Utilities 2.3%

Electric 1.6%
Alabama Power Co.
4.10%, 01/15/42 (g)	100,000	102,339
Ameren Illinois Co.
2.70%, 09/01/22	400,000	399,567
Appalachian Power Co.
6.38%, 04/01/36 (g)	100,000	125,684
7.00%, 04/01/38 (g)	300,000	404,644
Commonwealth Edison Co.
1.95%, 09/01/16 (b)	500,000	518,639
Cons Edison Co. of New York, Inc.
5.30%, 03/01/35	350,000	418,256
Dominion Resources, Inc.
4.45%, 03/15/21	450,000	514,766
5.25%, 08/01/33 (b)	500,000	575,715
Duke Energy Carolinas LLC
4.30%, 06/15/20	100,000	115,116
6.45%, 10/15/32	350,000	452,122
Exelon Generation Co., LLC
5.20%, 10/01/19	200,000	226,996
First Energy Corp.
4.25%, 03/15/23 (b)	1,000,000	999,260
7.38%, 11/15/31	150,000	178,588
Florida Power & Light Co.
6.20%, 06/01/36	500,000	671,588
Florida Power Corp.
4.55%, 04/01/20	750,000	864,151
Georgia Power Co.
4.75%, 09/01/40	200,000	219,114
National Rural Utilities Cooperative Finance Corp.
3.05%, 03/01/16 (g)	500,000	531,281
Pacific Gas & Electric Co.
3.50%, 10/01/20 (b)	200,000	217,561
6.05%, 03/01/34	300,000	386,138
5.80%, 03/01/37	400,000	497,346
Pacificorp
5.50%, 01/15/19	150,000	182,348
6.00%, 01/15/39	500,000	656,998
PPL Electric Utilities Corp.
2.50%, 09/01/22 (b)	400,000	400,571
PSEG Power LLC
5.13%, 04/15/20	150,000	170,652
8.63%, 04/15/31	500,000	730,960
Public Service Co. of Colorado
5.50%, 04/01/14	250,000	263,814
San Diego Gas & Electric Co.
4.50%, 08/15/40	250,000	280,437
Sierra Pacific Power Co.
6.00%, 05/15/16	200,000	231,750
Southern California Edison Co.
5.50%, 08/15/18	500,000	612,184
4.50%, 09/01/40 (b)	275,000	301,544
The Detroit Edison Co.
3.95%, 06/15/42 (b)	250,000	252,903

See financial notes 41

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
The Southern Co.
2.38%, 09/15/15	800,000	831,201
Union Electric Co.
3.90%, 09/15/42 (b)	400,000	401,184
Westar Energy, Inc.
4.13%, 03/01/42 (b)	100,000	104,188

		13,839,605

Natural Gas 0.7%
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (b)	250,000	310,998
El Paso Pipeline Partners Operating Co., LLC
4.70%, 11/01/42 (b)	100,000	96,509
Energy Transfer Partners LP
9.00%, 04/15/19	187,000	248,265
5.20%, 02/01/22 (b)	500,000	562,887
Enterprise Products Operating LP
6.30%, 09/15/17	700,000	845,285
4.85%, 08/15/42 (b)	250,000	256,173
Kinder Morgan Energy Partners LP
6.00%, 02/01/17	300,000	349,443
6.85%, 02/15/20	400,000	502,650
6.95%, 01/15/38	250,000	317,528
5.00%, 08/15/42 (b)	200,000	204,226
Magellan Midstream Partners LP
4.20%, 12/01/42 (b)	250,000	238,419
Plains All American Pipeline LP
3.95%, 09/15/15	250,000	269,255
Sempra Energy
6.15%, 06/15/18	500,000	612,498
Southern Natural Gas Co.
5.90%, 04/01/17 (c)(g)	150,000	176,065
Southwest Gas Corp.
3.88%, 04/01/22 (b)	100,000	108,654
TransCanada PipeLines Ltd.
6.50%, 08/15/18	325,000	407,578
6.20%, 10/15/37	150,000	192,658
Williams Partners LP
7.25%, 02/01/17	250,000	301,925
4.13%, 11/15/20 (b)	500,000	539,696

		6,540,712

Other Utilities 0.0%
Veolia Environment
6.00%, 06/01/18	250,000	292,610

		20,672,927

Total Corporate Bonds
(Cost $176,658,869)		189,622,691

U.S. Government and Government Agencies 46.6% of net assets

U.S. Government Agency Securities 10.3%
Egypt Government AID Bonds
4.45%, 09/15/15 (g)	1,000,000	1,106,335
Fannie Mae
0.65%, 04/30/15 (b)	4,000,000	4,002,476
0.50%, 05/27/15	1,000,000	1,003,714
4.38%, 10/15/15 (g)	2,000,000	2,207,992
2.38%, 04/11/16	1,000,000	1,060,593
1.25%, 09/28/16	3,000,000	3,074,454
5.38%, 06/12/17	1,000,000	1,197,443
1.20%, 07/17/17 (b)	1,000,000	1,003,378
0.88%, 08/28/17	2,500,000	2,510,585
6.63%, 11/15/30 (g)	500,000	746,735
Federal Farm Credit Bank
4.88%, 01/17/17	500,000	582,392
Federal Home Loan Bank
0.00%, 03/06/13 (f)	5,000,000	4,999,980
0.00%, 03/08/13 (f)	10,000,000	9,999,940
0.00%, 03/13/13 (f)	19,000,000	18,999,810
5.50%, 08/13/14	1,000,000	1,077,593
0.25%, 02/20/15	1,250,000	1,248,743
5.38%, 05/18/16	1,000,000	1,158,250
1.00%, 11/09/17 (b)	1,000,000	1,001,169
5.00%, 11/17/17	750,000	896,664
5.38%, 05/15/19	500,000	626,501
5.50%, 07/15/36	500,000	675,350
Freddie Mac
0.00%, 03/12/13 (f)	10,000,000	9,999,910
0.00%, 03/25/13 (f)	5,000,000	4,999,900
3.00%, 07/28/14	1,500,000	1,557,568
1.00%, 07/30/14	1,000,000	1,011,314
0.63%, 12/29/14	2,500,000	2,516,407
4.75%, 11/17/15	2,000,000	2,235,620
2.00%, 08/25/16	1,000,000	1,050,601
2.00%, 08/14/17 (b)	1,000,000	1,008,728
4.88%, 06/13/18	2,000,000	2,399,668
3.00%, 07/31/19 (b)	2,000,000	2,021,936
2.38%, 01/13/22	1,500,000	1,561,237
Tennessee Valley Authority
4.65%, 06/15/35	1,000,000	1,176,328

		90,719,314

U.S. Treasury Obligations 36.3%
U.S. Treasury Bonds
7.25%, 05/15/16	1,000,000	1,217,969
8.13%, 08/15/19	1,000,000	1,442,422
6.00%, 02/15/26 (g)	3,500,000	4,979,296
6.13%, 11/15/27	1,000,000	1,457,969
5.25%, 02/15/29 (g)	1,750,000	2,371,523
4.50%, 02/15/36	1,000,000	1,276,094
5.00%, 05/15/37	500,000	684,219
3.50%, 02/15/39	1,000,000	1,093,594
4.25%, 05/15/39	1,000,000	1,235,625
4.38%, 11/15/39	500,000	630,000
4.63%, 02/15/40	2,500,000	3,273,048
4.38%, 05/15/40	1,750,000	2,206,094
3.88%, 08/15/40	5,300,000	6,165,389
4.25%, 11/15/40	1,650,000	2,040,070
4.75%, 02/15/41	1,450,000	1,936,430
4.38%, 05/15/41	1,250,000	1,576,758
3.75%, 08/15/41	2,000,000	2,273,438
3.13%, 11/15/41	2,285,000	2,310,706
3.13%, 02/15/42	2,230,000	2,252,648
2.75%, 08/15/42	1,925,000	1,794,462
2.75%, 11/15/42	1,000,000	930,938
U.S. Treasury Notes
1.75%, 03/31/14	2,700,000	2,745,878
1.25%, 04/15/14	8,350,000	8,450,133
0.25%, 04/30/14	4,000,000	4,003,124
1.88%, 04/30/14	2,000,000	2,039,298
4.75%, 05/15/14	1,000,000	1,054,922
2.25%, 05/31/14	700,000	717,910
2.63%, 06/30/14	850,000	877,426
0.63%, 07/15/14	1,000,000	1,005,821
2.63%, 07/31/14	1,000,000	1,034,336
0.50%, 08/15/14	3,750,000	3,766,552

42 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
4.25%, 08/15/14	1,000,000	1,058,985
2.38%, 08/31/14	2,575,000	2,658,587
0.25%, 09/15/14	4,000,000	4,002,656
0.50%, 10/15/14	1,000,000	1,004,727
2.38%, 10/31/14	2,600,000	2,693,236
4.25%, 11/15/14	4,750,000	5,076,007
2.13%, 11/30/14 (g)	3,500,000	3,616,623
0.25%, 12/15/14	1,000,000	1,000,547
2.63%, 12/31/14	1,530,000	1,597,117
0.25%, 01/15/15	8,000,000	8,003,128
2.25%, 01/31/15 (g)	2,050,000	2,129,118
0.25%, 02/15/15	4,000,000	4,000,624
4.00%, 02/15/15	2,000,000	2,146,798
0.38%, 03/15/15	6,000,000	6,015,468
2.50%, 04/30/15	3,300,000	3,459,327
0.25%, 05/15/15	8,250,000	8,248,069
4.13%, 05/15/15	1,000,000	1,084,844
2.13%, 05/31/15	7,000,000	7,291,487
0.38%, 06/15/15	4,265,000	4,274,997
4.25%, 08/15/15	1,000,000	1,096,797
1.25%, 08/31/15	4,000,000	4,095,312
0.25%, 09/15/15	5,000,000	4,994,140
1.25%, 09/30/15	2,000,000	2,049,062
0.25%, 10/15/15	3,500,000	3,495,079
0.38%, 11/15/15	2,000,000	2,003,438
4.50%, 11/15/15	1,000,000	1,112,422
1.38%, 11/30/15	1,000,000	1,028,672
0.25%, 12/15/15	1,000,000	997,969
2.13%, 12/31/15	2,700,000	2,836,477
0.38%, 01/15/16	3,000,000	3,003,516
2.00%, 01/31/16	2,250,000	2,357,930
0.38%, 02/15/16	4,000,000	4,003,752
4.50%, 02/15/16	1,000,000	1,121,953
2.13%, 02/29/16	1,000,000	1,052,813
2.63%, 04/30/16	1,000,000	1,070,156
5.13%, 05/15/16	1,000,000	1,150,235
3.25%, 05/31/16	1,000,000	1,091,953
3.25%, 06/30/16	1,000,000	1,093,828
1.50%, 07/31/16	1,000,000	1,036,172
3.25%, 07/31/16	1,850,000	2,027,195
4.88%, 08/15/16	1,000,000	1,152,031
1.00%, 08/31/16	1,500,000	1,528,478
3.00%, 08/31/16	2,100,000	2,285,556
3.00%, 09/30/16	1,000,000	1,089,844
1.00%, 10/31/16	2,000,000	2,037,812
4.63%, 11/15/16	1,000,000	1,151,641
2.75%, 11/30/16 (g)	5,000,000	5,416,405
0.88%, 12/31/16	3,750,000	3,801,270
3.13%, 01/31/17 (g)	3,700,000	4,071,447
0.88%, 02/28/17	4,500,000	4,558,009
1.00%, 03/31/17	1,500,000	1,526,016
3.25%, 03/31/17	2,000,000	2,216,562
3.13%, 04/30/17 (g)	5,250,000	5,798,788
4.50%, 05/15/17	3,000,000	3,487,500
0.63%, 05/31/17	2,500,000	2,502,345
2.38%, 07/31/17	3,500,000	3,764,960
0.63%, 08/31/17	2,000,000	1,997,656
0.63%, 09/30/17	1,000,000	997,656
4.25%, 11/15/17	3,000,000	3,494,532
0.63%, 11/30/17	3,000,000	2,988,516
0.75%, 12/31/17	1,000,000	1,001,094
2.63%, 01/31/18	2,000,000	2,182,032
3.50%, 02/15/18	1,000,000	1,133,672
2.88%, 03/31/18	3,000,000	3,313,593
3.88%, 05/15/18	3,000,000	3,469,218
4.00%, 08/15/18	2,000,000	2,337,188
1.50%, 08/31/18	2,000,000	2,065,626
1.38%, 09/30/18	2,000,000	2,050,938
1.75%, 10/31/18	4,000,000	4,183,124
3.75%, 11/15/18	3,000,000	3,474,141
1.38%, 11/30/18	4,500,000	4,608,985
1.38%, 12/31/18	2,000,000	2,046,720
2.75%, 02/15/19	1,500,000	1,653,516
1.50%, 03/31/19	2,000,000	2,056,406
1.00%, 06/30/19	1,500,000	1,491,680
3.38%, 11/15/19	3,000,000	3,432,891
1.00%, 11/30/19	1,500,000	1,481,603
3.63%, 02/15/20 (g)	5,000,000	5,807,425
2.63%, 08/15/20 (g)	5,875,000	6,408,338
3.63%, 02/15/21	2,000,000	2,327,188
3.13%, 05/15/21	6,600,000	7,420,875
2.13%, 08/15/21	5,500,000	5,732,892
2.00%, 02/15/22	3,000,000	3,074,766
1.75%, 05/15/22	3,250,000	3,247,462
1.63%, 08/15/22	4,000,000	3,935,624
1.63%, 11/15/22	2,500,000	2,448,438

		319,177,767

Total U.S. Government and Government Agencies
(Cost $391,354,842)		409,897,081

Commercial Mortgage Backed Securities 1.8% of net assets

Banc of America Commercial Mortgage Trust
Series 2007-4 Class A4
5.74%, 02/10/51 (a)(b)	3,000,000	3,508,625
Banc of America Commercial Mortgage, Inc.
Series 2005-3 Class AJ
4.77%, 07/10/43 (a)(b)(g)	1,100,000	1,113,778
Series 2006-3 Class AM
5.86%, 07/10/44 (a)(b)(g)	800,000	853,076
Series 2007-1 Class A4
5.45%, 01/15/49 (b)(g)	1,000,000	1,146,468
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 Class A4
5.41%, 12/11/40 (b)(g)	2,237,000	2,474,223
Credit Suisse Mortgage Capital Certificates
Series 2006-C1 Class AM
5.40%, 02/15/39 (a)(b)	650,000	722,915
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)(g)	800,000	915,776
GS Mortgage Securities Corp II
Series 2006-GG6 Class A4
5.55%, 04/10/38 (a)(b)(g)	1,100,000	1,223,464
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5 Class AJ
5.32%, 12/15/44 (a)(b)(g)	1,025,000	1,107,113
Series 2007-LD12 Class A3
5.93%, 02/15/51 (a)(b)(g)	2,000,000	2,112,879
Series 2007-LD12-A Class A2
5.83%, 02/15/51 (b)	30,850	31,647
Merrill Lynch Mortgage Trust
Series 2005-LC1 Class AM
5.31%, 01/12/44 (a)(b)	700,000	774,871

Total Commercial Mortgage Backed Securities
(Cost $14,076,429)		15,984,835

See financial notes 43

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Asset-Backed Obligations 0.4% of net assets

Chase Issuance Trust
Series 2007-A3 Class A3
5.23%, 04/15/19 (b)	1,515,000	1,775,013
Citibank Credit Card Issuance Trust
Series 2005-A2 Class A2
4.85%, 03/10/17 (b)	700,000	761,841
Discover Card Master Trust
Series 2012-A1 Class A1
0.81%, 08/15/17 (b)	600,000	604,341

Total Asset-Backed Obligations
(Cost $3,153,966)		3,141,195

Foreign Securities 4.5% of net assets

Foreign Agencies 1.5%

Austria 0.1%
Oesterreichische Kontrollbank AG
1.13%, 07/06/15	400,000	406,235

Canada 0.1%
Pemex Project Funding Master Trust
6.63%, 06/15/35	600,000	723,000

Cayman Islands 0.2%
Petrobras International Finance Co.
3.88%, 01/27/16	500,000	525,164
5.75%, 01/20/20	400,000	446,026
5.38%, 01/27/21	500,000	548,344
6.88%, 01/20/40	100,000	117,391

		1,636,925

Germany 0.7%
Kreditanstalt Fuer Wiederaufbau
1.25%, 10/26/15 (d)(g)	1,000,000	1,021,064
2.63%, 02/16/16 (d)	1,000,000	1,062,557
4.88%, 01/17/17 (d)	850,000	983,566
4.50%, 07/16/18 (d)	1,900,000	2,235,017
4.00%, 01/27/20 (d)	250,000	289,993
2.75%, 09/08/20 (d)	750,000	807,548

		6,399,745

Japan 0.1%
Japan Bank for International Cooperation
2.50%, 01/21/16	400,000	421,990
Japan Finance Corp.
2.25%, 07/13/16	300,000	315,977

		737,967

Mexico 0.1%
Petroleos Mexicanos
4.88%, 03/15/15	425,000	459,000
5.50%, 01/21/21	500,000	574,000

		1,033,000

Norway 0.1%
Statoil ASA
2.90%, 10/15/14	150,000	155,861
3.13%, 08/17/17	200,000	217,023
5.10%, 08/17/40	250,000	294,959

		667,843

Republic of Korea 0.1%
Export-Import Bank of Korea
4.00%, 01/11/17	600,000	660,034
Korea Development Bank
3.00%, 09/14/22	500,000	503,806

		1,163,840

		12,768,555

Foreign Local Government 0.5%

Canada 0.5%
Province of Ontario
4.10%, 06/16/14 (g)	1,200,000	1,258,350
4.40%, 04/14/20 (g)	975,000	1,145,694
Province of Quebec
5.13%, 11/14/16	450,000	521,636
7.50%, 09/15/29	650,000	980,287

		3,905,967

Sovereign 1.2%

Brazil 0.3%
Federative Republic of Brazil
6.00%, 01/17/17 (g)	500,000	585,000
4.88%, 01/22/21	250,000	293,125
8.88%, 04/15/24 (g)	675,000	1,044,563
5.63%, 01/07/41	500,000	602,500

		2,525,188

Chile 0.0%
Republic of Chile
3.88%, 08/05/20	200,000	221,300

Colombia 0.1%
Republic of Colombia
7.38%, 09/18/37	650,000	945,750

Italy 0.2%
Republic of Italy
3.13%, 01/26/15	550,000	560,762
5.38%, 06/12/17	700,000	760,998
6.88%, 09/27/23	250,000	290,875
5.38%, 06/15/33	300,000	306,025

		1,918,660

Mexico 0.2%
United Mexican States
5.63%, 01/15/17	300,000	347,700
3.63%, 03/15/22	500,000	534,250
6.75%, 09/27/34	750,000	1,012,500
6.05%, 01/11/40	150,000	188,250

		2,082,700

Panama 0.1%
Republic of Panama
7.25%, 03/15/15	200,000	223,500
6.70%, 01/26/36	200,000	269,000

		492,500

Peru 0.1%
Republic of Peru
7.13%, 03/30/19	650,000	838,500

Poland 0.1%
Republic of Poland
5.13%, 04/21/21	750,000	870,000

44 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Republic of Korea 0.0%
Republic of Korea
5.75%, 04/16/14	300,000	316,503

South Africa 0.1%
Republic of South Africa
6.88%, 05/27/19	500,000	613,750

		10,824,851

Supranational 1.3%
African Development Bank
2.50%, 03/15/16	350,000	371,272
Asian Development Bank
2.50%, 03/15/16 (g)	1,150,000	1,219,989
European Bank for Reconstruction & Development
2.50%, 03/15/16	500,000	530,087
European Investment Bank
3.13%, 06/04/14 (g)	1,000,000	1,034,869
1.63%, 09/01/15 (g)	400,000	411,372
2.50%, 05/16/16	800,000	844,491
5.13%, 05/30/17	1,900,000	2,234,476
2.88%, 09/15/20	800,000	866,832
4.88%, 02/15/36	150,000	178,836
Inter-American Development Bank
3.00%, 04/22/14	1,000,000	1,031,137
3.88%, 09/17/19	500,000	582,627
International Bank for Reconstruction & Development
0.55%, 04/25/14 (b)	200,000	200,124
2.38%, 05/26/15	550,000	575,000
2.13%, 03/15/16	800,000	841,226
International Finance Corp.
2.75%, 04/20/15	350,000	367,897
2.25%, 04/11/16	500,000	527,785

		11,818,020

Total Foreign Securities
(Cost $37,400,387)		39,317,393

Municipal Bonds 1.0% of net assets

Fixed-Rate Obligations 1.0%
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49 (g)	1,050,000	1,430,352
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34 (g)	1,000,000	1,397,060
Catholic Health Initiatives
1.60%, 11/01/17	150,000	152,298
Connecticut
GO (Build America Bonds) Series 2010D
5.09%, 10/01/30	100,000	117,032
GO (Teachers’ Retirement Fund) Series 2008A
5.85%, 03/15/32	300,000	381,321
East Bay Municipal Utility District
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40 (g)	700,000	918,596
Illinois
GO Bonds Series 2011
5.37%, 03/01/17	750,000	840,172
JobsOhio Beverage System
Statewide Senior Lien Liquor Profits RB Series 2013B
3.99%, 01/01/29	750,000	777,292
Metropolitan Government of Nashville & Davidson Cnty
GO (Build America Bonds) Series 2010B
5.71%, 07/01/34	200,000	248,606
Metropolitan Transportation Authority
GO (Build America Bonds) Series 2010E
6.81%, 11/15/40	350,000	465,000
New Jersey State Turnpike Auth
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	100,000	146,025
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	700,000	989,079
New York City Municipal Water Finance Auth
Water and Sewer Systems Second General Resolution RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	150,000	197,871
Texas State Transportation Commission
RB (Build America Bonds) Series 2010B
5.03%, 04/01/26	600,000	734,784

Total Municipal Bonds
(Cost $7,538,737)		8,795,488

	Number	Value
Security	of Shares	($)

Other Investment Company 0.4% of net assets

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund	3,262,840	3,262,840

Total Other Investment Company
(Cost $3,262,840)		3,262,840

End of Investments.

At 02/28/13, the tax basis cost of the fund’s investments was $898,212,744 and the unrealized appreciation and depreciation were $44,348,454 and ($1,247,502), respectively, with a net unrealized appreciation of $43,100,952.

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $278,184 or 0.0% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	Delayed-delivery security.
(f)	Zero Coupon Bond.
(g)	All or a portion of this security is designated as collateral for delayed-delivery securities.

GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust

See financial notes 45

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Mortgage-Backed Securities[1]	$—	$271,292,173	$—	$271,292,173
Corporate Bonds[1]	—	189,622,691	—	189,622,691
U.S. Government and Government Agencies[1]	—	409,897,081	—	409,897,081
Commercial Mortgage Backed Securities	—	15,984,835	—	15,984,835
Asset-Backed Obligations	—	3,141,195	—	3,141,195
Foreign Securities[1]	—	39,317,393	—	39,317,393
Municipal Bonds[1]	—	8,795,488	—	8,795,488
Other Investment Company[1]	3,262,840	—	—	3,262,840

Total	$3,262,840	$938,050,856	$—	$941,313,696

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2013.

46 See financial notes

 Schwab Total Bond Market Fund

Statement of
Assets and Liabilities
As of February 28, 2013; unaudited

Assets

Investments, at value (cost $897,596,560)		$941,313,696
Receivables:
Investments sold		47,686,319
Interest		5,059,617
Fund shares sold		1,136,142
Income from securities on loan		78
Prepaid expenses	+	8,432

Total assets		995,204,284

Liabilities

Payables:
Investments bought		111,774,271
Investment adviser and administrator fees		50
Shareholder services fees		20,812
Fund shares redeemed		3,061,226
Distributions to shareholders		489,993
Accrued expenses	+	143,273

Total liabilities		115,489,625

Net Assets

Total assets		995,204,284
Total liabilities	−	115,489,625

Net assets		$879,714,659

Net Assets by Source
Capital received from investors		960,149,554
Distributions in excess of net investment income		(1,268,101)
Net realized capital losses		(122,883,930)
Net unrealized capital gains		43,717,136

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$879,714,659		91,256,251		$9.64

See financial notes 47

 Schwab Total Bond Market Fund

Statement of
Operations
For September 1, 2012 through February 28, 2013; unaudited

Investment Income

Interest		$11,418,493
Securities on loan	+	481

Total investment income		11,418,974

Expenses

Investment adviser and administrator fees		1,206,055
Shareholder service fees		1,136,873
Portfolio accounting fees		75,639
Shareholder reports		28,709
Professional fees		24,605
Custodian fees		23,676
Interest expense		23,462
Transfer agent fees		16,774
Registration fees		16,633
Trustees’ fees		7,337
Other expenses	+	11,823

Total expenses		2,571,586
Expense reduction by CSIM and its affiliates	−	1,219,785
Custody credits	−	49

Net expenses	−	1,351,752

Net investment income		10,067,222

Realized and Unrealized Gains (Losses)

Net realized gains on investments		9,772,674
Net realized gains on TBA sale commitments	+	14,453

Net realized gains		9,787,127
Net unrealized losses on investments	+	(20,351,097)

Net realized and unrealized losses		(10,563,970)

Decrease in net assets resulting from operations		($496,748)

48 See financial notes

 Schwab Total Bond Market Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/12-2/28/13			9/1/11-8/31/12
Net investment income		$10,067,222	$24,612,139
Net realized gains		9,787,127	18,051,534
Net unrealized gains (losses)	+	(20,351,097)	8,881,196

Increase (decrease) in net assets from operations		(496,748)	51,544,869

Distributions to shareholders

Distributions from net investment income		($11,335,323)	($25,965,428)

Transactions in Fund Shares

		9/1/12-2/28/13		9/1/11-8/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		10,496,981	$101,738,079	32,543,221	$311,724,907
Shares reinvested		798,403	7,746,315	1,862,618	17,924,854
Shares redeemed	+	(18,075,554)	(175,145,464)	(34,743,577)	(333,805,972)

Net transactions in fund shares		(6,780,170)	($65,661,070)	(337,738)	($4,156,211)

Shares Outstanding and Net Assets

		9/1/12-2/28/13		9/1/11-8/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		98,036,421	$957,207,800	98,374,159	$935,784,570
Total increase (decrease)	+	(6,780,170)	(77,493,141)	(337,738)	21,423,230

End of period		91,256,251	$879,714,659	98,036,421	$957,207,800

Distributions in excess of net investment income			($1,268,101)		$—

See financial notes 49

Schwab GNMA Fund™

Financial Statements

Financial Highlights

	9/1/12–	9/1/11–	9/1/10–	9/1/09–	9/1/08–	9/1/07–
	2/28/13*	8/31/12	8/31/11	8/31/10	8/31/09[1]	8/31/08

Per-Share Data ($)

Net asset value at beginning of period	10.61	10.63	10.40	10.06	9.67	9.45

Income (loss) from investment operations:
Net investment income (loss)	0.06	0.19	0.23	0.29	0.39	0.42
Net realized and unrealized gains (losses)	(0.11)	0.21	0.37	0.40	0.41	0.24

Total from investment operations	(0.05)	0.40	0.60	0.69	0.80	0.66
Less distributions:
Distributions from net investment income	(0.15)	(0.28)	(0.31)	(0.35)	(0.41)	(0.44)
Distributions from net realized gains	(0.02)	(0.14)	(0.06)	—	—	—

Total distributions	(0.17)	(0.42)	(0.37)	(0.35)	(0.41)	(0.44)

Net asset value at end of period	10.39	10.61	10.63	10.40	10.06	9.67

Total return (%)	(0.48)[2]	3.87	5.95	7.00	8.39	7.06

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.56 [3,4]	0.55	0.55	0.55	0.55	0.55
Gross operating expenses	0.61 [3]	0.60	0.61	0.63	0.68	0.81
Net investment income (loss)	1.31 [3]	1.76	2.24	2.66	3.56	4.22
Portfolio turnover rate[5]	185 [2,6]	567	641	264	614	518
Net assets, end of period ($ x 1,000,000)	531	638	506	578	279	59

* Unaudited.
1 Effective on August 10, 2009 all outstanding Investor Shares were converted into Select Shares. The figures in the Financial Highlights reflect only the remaining share class.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.55%, if interest expense had not been incurred.
5 Includes to-be-announced (TBA) transactions (if any). See financial note 2.
6 Revised methodology adopted as of 2/28/13. For comparison purposes, portfolio turnover rate would have been 242% using previous methodology.

50 See financial notes

 Schwab GNMA Fund

Portfolio Holdings as of February 28, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

111.9%		Mortgage-Backed Securities	580,003,899	594,220,165
1.3%		Other Investment Company	7,054,373	7,054,373

113.2%		Total Investments	587,058,272	601,274,538
(5	.4)%	TBA Sale Commitments	(28,323,750)	(28,434,927)
(7	.8)%	Other Assets and Liabilities, Net		(41,709,039)

100.0%		Net Assets		531,130,572

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Mortgage-Backed Securities 111.9% of net assets

U.S. Government Agency Mortgages 111.9%
Fannie Mae
3.00%, 06/01/27 (b)	1,874,568	2,003,444
5.45%, 12/01/31 to 07/01/32 (b)	243,304	267,565
5.49%, 09/01/29 to 09/01/31 (b)	177,076	194,325
5.50%, 09/01/17 (b)	156,823	168,163
5.81%, 12/01/31 to 01/01/32 (b)	202,104	225,114
6.50%, 04/01/31 (b)	213,102	247,051
7.17%, 11/01/30 (b)	20,340	20,427
Fannie Mae REMICS
3.75%, 05/25/33 (b)	1,618,350	1,654,624
4.50%, 07/25/19 (b)	209,646	212,757
5.50%, 10/25/32 (b)	28,169	28,197
7.00%, 09/25/22 (b)	108,537	122,780
Fannie Mae TBA
2.50%, 03/01/28 (b)	1,000,000	1,038,906
Federal Home Loan Bank
0.00%, 03/20/13 (c)	15,000,000	14,999,760
Freddie Mac
4.00%, 12/01/20 (b)	1,605,204	1,714,182
Freddie Mac REMICS
4.00%, 11/15/17 to 02/15/33 (b)	1,813,810	1,853,714
4.50%, 03/15/19 (b)	499,432	505,391
5.00%, 02/15/32 to 08/15/32 (b)	765,394	773,897
6.00%, 07/15/33 (b)	148,928	149,183
6.50%, 03/15/14 (b)	37,361	932
Ginnie Mae
1.63%, 12/20/30 to 02/20/32 (a)(b)	87,074	90,847
1.75%, 07/20/24 to 04/20/37 (a)(b)	688,171	722,125
2.25%, 08/20/33 (a)(b)	84,710	88,325
2.50%, 04/15/27 to 10/20/27 (b)	1,441,647	1,507,397
3.00%, 02/20/27 to 12/20/42 (b)	13,196,241	13,923,373
3.50%, 02/20/16 (a)(b)	28,999	30,347
3.50%, 01/15/26 to 02/20/43 (b)	81,823,340	87,827,536
4.00%, 12/15/24 to 06/20/42 (b)	70,391,188	76,355,694
4.25%, 06/16/24 to 09/20/41 (b)	377,127	410,287
4.38%, 05/15/29 to 04/15/32 (b)	476,709	523,928
4.50%, 12/15/17 to 01/20/42 (b)	107,304,284	117,857,822
4.63%, 07/20/40 to 12/20/40 (b)	7,780,353	8,533,005
4.75%, 06/15/28 (b)	125,506	139,142
5.00%, 11/15/17 to 04/20/40 (b)	87,450,138	96,579,436
5.13%, 03/15/31 (b)	255,412	281,406
5.25%, 04/15/31 to 11/15/31 (b)	458,383	505,035
5.45%, 05/15/29 to 02/15/33 (b)	6,077,804	6,692,973
5.49%, 10/20/28 to 08/15/32 (b)	4,408,387	4,872,477
5.50%, 08/20/15 to 12/20/34 (b)	32,139,262	35,473,040
5.81%, 06/20/31 to 02/20/32 (b)	568,139	627,790
5.90%, 07/15/31 to 05/15/32 (b)	425,594	470,422
6.00%, 04/20/13 to 11/15/39 (b)	20,374,594	23,478,891
6.05%, 09/15/31 (b)	64,358	73,765
6.10%, 07/20/28 to 09/15/31 (b)	1,950,520	2,226,374
6.15%, 04/20/29 to 04/20/30 (b)	924,814	1,056,772
6.25%, 10/20/28 to 03/20/30 (b)	1,841,232	2,103,543
6.50%, 09/20/13 to 08/20/34 (b)	8,882,874	10,315,050
7.00%, 05/15/13 to 04/15/39 (b)	3,026,538	3,548,568
7.10%, 12/15/30 (b)	61,026	64,054
7.17%, 04/20/30 to 03/20/31 (b)	313,006	365,699
7.50%, 06/15/17 to 11/15/37 (b)	357,131	416,275
8.00%, 07/15/26 to 02/15/30 (b)	74,468	83,411
8.50%, 08/20/25 to 01/20/30 (b)	13,460	15,355
9.00%, 09/20/15 to 09/20/30 (b)	327,533	366,382
13.00%, 07/20/14 (b)	3	3
Ginnie Mae TBA
2.50%, 03/01/43 (b)	500,000	499,453
3.00%, 05/01/43 (b)	35,000,000	36,498,438
3.50%, 05/01/43 (b)	20,000,000	21,456,250
4.00%, 03/01/43 (b)	11,000,000	11,959,063

Total Mortgage-Backed Securities
(Cost $580,003,899)		594,220,165

	Number	Value
Security	of Shares	($)

Other Investment Company 1.3% of net assets

Money Market Fund 1.3%
State Street Institutional U.S. Government Money Market Fund	7,054,373	7,054,373

Total Other Investment Company
(Cost $7,054,373)		7,054,373

End of Investments.

See financial notes 51

 Schwab GNMA Fund

Portfolio Holdings (Unaudited) continued

At 02/28/13, the tax basis cost of the fund’s investments was $587,058,272 and the unrealized appreciation and depreciation were $14,775,376 and ($559,110), respectively, with a net unrealized appreciation of $14,216,266.

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

TBA Sale Commitments 5.4% of net assets

U.S. Government Agency Mortgages 5.4%
Ginnie Mae TBA
5.00%, 03/01/43 (b)	16,000,000	17,465,003
5.50%, 03/01/43 (b)	10,000,000	10,969,924

		28,434,927

Total TBA Sale Commitments
(Proceeds $28,323,750)		28,434,927

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Zero Coupon Bond.

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2013 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage-Backed Securities[1]	$—	$594,220,165	$—	$594,220,165
Other Investment Company[1]	7,054,373	—	—	7,054,373

Total	$7,054,373	$594,220,165	$—	$601,274,538

Liabilities Valuation Input

Other Financial Instruments
TBA Sale Commitments	$—	($28,434,927)	$—	($28,434,927)

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2013.

52 See financial notes

 Schwab GNMA Fund

Statement of
Assets and Liabilities
As of February 28, 2013; unaudited

Assets

Investments, at value (cost $587,058,272)		$601,274,538
Receivables:
Investments sold		51,616,719
Interest		1,870,990
Fund shares sold		463,532
TBA sale commitment		28,323,750
Prepaid expenses	+	3,505

Total assets		683,553,034

Liabilities

TBA sale commitments, at value (proceeds $28,323,750)		28,434,927
Payables:
Investments bought		122,910,047
Investment adviser and administrator fees		10,261
Shareholder services fees		12,692
Fund shares redeemed		477,126
Distributions to shareholders		462,429
Interest for TBA sale commitments		67,500
Accrued expenses	+	47,480

Total liabilities		152,422,462

Net Assets

Total assets		683,553,034
Total liabilities	−	152,422,462

Net assets		$531,130,572

Net Assets by Source
Capital received from investors		519,392,624
Distributions in excess of net investment income		(4,403,072)
Net realized capital gains		2,035,931
Net unrealized capital gains		14,105,089

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$531,130,572		51,106,861		$10.39

See financial notes 53

 Schwab GNMA Fund

Statement of
Operations
For September 1, 2012 through February 28, 2013; unaudited

Investment Income

Interest		$5,666,373

Expenses

Investment adviser and administrator fees		862,343
Shareholder service fees		748,545
Portfolio accounting fees		51,254
Interest expense		38,858
Custodian fees		27,958
Shareholder reports		27,064
Professional fees		24,575
Registration fees		20,060
Transfer agent fees		15,209
Trustees’ fees		6,071
Other expenses	+	7,267

Total expenses		1,829,204
Expense reduction by CSIM and its affiliates	−	130,378
Custody credits	−	1

Net expenses	−	1,698,825

Net investment income		3,967,548

Realized and Unrealized Gains (Losses)

Net realized gains on investments		1,759,156
Net realized gains on TBA sale commitments	+	281,945

Net realized gains		2,041,101
Net unrealized losses on investments		(9,045,374)
Net unrealized losses on TBA sale commitments	+	(108,363)

Net unrealized losses	+	(9,153,737)

Net realized and unrealized losses		(7,112,636)

Decrease in net assets resulting from operations		($3,145,088)

54 See financial notes

 Schwab GNMA Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/12-2/28/13			9/1/11-8/31/12
Net investment income		$3,967,548	$10,452,014
Net realized gains		2,041,101	6,998,279
Net unrealized gains (losses)	+	(9,153,737)	5,501,745

Increase (decrease) in net assets from operations		(3,145,088)	22,952,038

Distributions to shareholders

Distributions from net investment income		(8,370,620)	(16,011,225)
Distributions from net realized gains	+	(1,438,926)	(8,190,929)

Total distributions		($9,809,546)	($24,202,154)

Transactions in Fund Shares

		9/1/12-2/28/13		9/1/11-8/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,953,591	$94,130,486	37,979,248	$402,341,232
Shares reinvested		629,019	6,592,943	1,613,748	17,056,433
Shares redeemed	+	(18,582,023)	(194,552,058)	(27,060,442)	(285,831,898)

Net transactions in fund shares		(8,999,413)	($93,828,629)	12,532,554	$133,565,767

Shares Outstanding and Net Assets

		9/1/12-2/28/13		9/1/11-8/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		60,106,274	$637,913,835	47,573,720	$505,598,184
Total increase (decrease)	+	(8,999,413)	(106,783,263)	12,532,554	132,315,651

End of period		51,106,861	$531,130,572	60,106,274	$637,913,835

Distributions in excess of net investment income			($4,403,072)		$—

See financial notes 55

Schwab® Treasury Inflation Protected Securities Fund

Financial Statements

Financial Highlights

	9/1/12–		9/1/11–	9/1/10–		9/1/09–	9/1/08–	9/1/07–
	2/28/13*		8/31/12	8/31/11		8/31/10	8/31/09[1]	8/31/08

Per-Share Data ($)

Net asset value at beginning of period	12.12		11.58	10.90		10.05	10.35	9.90

Income (loss) from investment operations:
Net investment income (loss)	0.01	[2]	0.23 [2]	0.46	[2]	0.23 [2]	0.03 [2]	0.63
Net realized and unrealized gains (losses)	0.04		0.66	0.62		0.77	(0.20)	0.45

Total from investment operations	0.05		0.89	1.08		1.00	(0.17)	1.08
Less distributions:
Distributions from net investment income	(0.15)		(0.33)	(0.40)		(0.15)	(0.02)	(0.63)
Distributions from net realized gains	(0.01)		(0.02)	—		—	(0.07)	(0.00)[3]
Return of capital	—		—	—		—	(0.04)	—

Total distributions	(0.16)		(0.35)	(0.40)		(0.15)	(0.13)	(0.63)

Net asset value at end of period	12.01		12.12	11.58		10.90	10.05	10.35

Total return (%)	0.42	[4]	7.84	10.20		9.93	(1.54)	11.02

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.36	[5,6]	0.29	0.45	[7]	0.50	0.50	0.50
Gross operating expenses	0.60	[5]	0.64	0.63		0.62	0.59	0.59
Net investment income (loss)	0.11	[5]	1.97	4.14		2.16	0.30	6.50
Portfolio turnover rate	15	[4]	32	37		67	78	63
Net assets, end of period ($ x 1,000,000)	414		398	235		204	278	259

* Unaudited.
1 Effective on August 10, 2009 all outstanding Investor Shares were converted into Select Shares. The figures in the Financial Highlights reflect only the remaining share class.
2 Calculated based on the average shares outstanding during the period.
3 Amount less than $0.01.
4 Not annualized.
5 Annualized.
6 The ratio of net operating expenses would have been 0.29%, if certain non-routine expenses (proxy expense) had not been incurred.
7 Effective June 16, 2011, the net operating expense limitation was lowered. The ratio presented for period ended 8/31/11 is a blended ratio.

56 See financial notes

 Schwab Treasury Inflation Protected Securities Fund

Portfolio Holdings as of February 28, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

99.9%		U.S. Government Securities	371,299,621	413,562,420
0.3%		Other Investment Company	1,169,851	1,169,851

100.2%		Total Investments	372,469,472	414,732,271
(0	.2)%	Other Assets and Liabilities, Net		(806,706)

100.0%		Net Assets		413,925,565

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

U.S. Government Securities 99.9% of net assets

U.S. Treasury Obligations 99.9%
U.S. Treasury Inflation Protected Securities
1.25%, 04/15/14	8,029,060	8,326,376
2.00%, 07/15/14	11,329,118	12,039,001
1.63%, 01/15/15	11,183,804	11,963,204
0.50%, 04/15/15	11,019,676	11,594,793
1.88%, 07/15/15	9,798,355	10,772,017
2.00%, 01/15/16	9,602,365	10,720,176
0.13%, 04/15/16	19,349,398	20,552,737
2.50%, 07/15/16	9,437,278	10,933,936
2.38%, 01/15/17	8,198,237	9,585,542
0.13%, 04/15/17	21,836,951	23,563,380
2.63%, 07/15/17	6,979,926	8,415,138
1.63%, 01/15/18	7,343,650	8,586,342
1.38%, 07/15/18	7,341,010	8,619,960
2.13%, 01/15/19	6,844,883	8,366,774
1.88%, 07/15/19	7,743,107	9,484,067
1.38%, 01/15/20	9,344,338	11,127,051
1.25%, 07/15/20	14,424,888	17,208,458
1.13%, 01/15/21	16,480,131	19,407,991
0.63%, 07/15/21	17,523,563	20,004,199
0.13%, 01/15/22	19,276,104	20,971,823
0.13%, 07/15/22	19,870,573	21,658,925
0.13%, 01/15/23	7,361,557	7,950,482
2.38%, 01/15/25	12,790,909	17,159,772
2.00%, 01/15/26	9,371,053	12,170,655
2.38%, 01/15/27	7,515,027	10,212,246
1.75%, 01/15/28	7,453,288	9,480,806
3.63%, 04/15/28	7,808,398	12,211,632
2.50%, 01/15/29	7,264,010	10,179,856
3.88%, 04/15/29	9,358,509	15,245,572
3.38%, 04/15/32	2,975,388	4,801,532
2.13%, 02/15/40	4,355,773	6,228,755
2.13%, 02/15/41	6,081,628	8,752,801
0.75%, 02/15/42	10,090,997	10,740,656
0.63%, 02/15/43	4,414,033	4,525,765

Total U.S. Government Securities
(Cost $371,299,621)		413,562,420

	Number	Value
Security	of Shares	($)

Other Investment Company 0.3% of net assets

Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund	1,169,851	1,169,851

Total Other Investment Company
(Cost $1,169,851)		1,169,851

End of Investments.

At 02/28/13, the tax basis cost of the fund’s investments was $373,994,859 and the unrealized appreciation and depreciation were $40,737,412 and ($0), respectively, with a net unrealized appreciation of $40,737,412.

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

U.S. Government Securities[1]	$—	$413,562,420	$—	$413,562,420
Other Investment Company[1]	1,169,851	—	—	1,169,851

Total	$1,169,851	$413,562,420	$—	$414,732,271

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2013.

See financial notes 57

 Schwab Treasury Inflation Protected Securities Fund

Statement of
Assets and Liabilities
As of February 28, 2013; unaudited

Assets

Investments, at value (cost $372,469,472)		$414,732,271
Receivables:
Investments sold		5,959,949
Interest		812,884
Fund shares sold		123,364
Due from investment adviser	+	133

Total assets		421,628,601

Liabilities

Payables:
Investments bought		6,845,434
Shareholder services fees		8,105
Fund shares redeemed		650,606
Accrued expenses	+	198,891

Total liabilities		7,703,036

Net Assets

Total assets		421,628,601
Total liabilities	−	7,703,036

Net assets		$413,925,565

Net Assets by Source
Capital received from investors		375,535,937
Distributions in excess of net investment income		(2,824,884)
Net realized capital losses		(1,048,287)
Net unrealized capital gains		42,262,799

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$413,925,565		34,474,229		$12.01

58 See financial notes

 Schwab Treasury Inflation Protected Securities Fund

Statement of
Operations
For September 1, 2012 through February 28, 2013; unaudited

Investment Income

Interest		$965,727

Expenses

Investment adviser and administrator fees		619,573
Shareholder service fees		508,545
Proxy fees		145,385
Shareholder reports		27,474
Portfolio accounting fees		24,709
Professional fees		21,969
Registration fees		15,156
Transfer agent fees		12,393
Custodian fees		5,444
Trustees’ fees		5,220
Interest expense		8
Other expenses	+	5,067

Total expenses		1,390,943
Expense reduction by CSIM and its affiliates	−	646,629
Custody credits	−	1

Net expenses	−	744,313

Net investment income		221,414

Realized and Unrealized Gains (Losses)

Net realized gains on investments		693,526
Net unrealized gains on investments	+	387,079

Net realized and unrealized gains		1,080,605

Increase in net assets resulting from operations		$1,302,019

See financial notes 59

 Schwab Treasury Inflation Protected Securities Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/12-2/28/13			9/1/11-8/31/12
Net investment income		$221,414	$6,257,661
Net realized gains (losses)		693,526	(41,276)
Net unrealized gains	+	387,079	17,330,073

Increase in net assets from operations		1,302,019	23,546,458

Distributions to shareholders

Distributions from net investment income		(5,081,633)	(8,353,978)
Distributions from net realized gains	+	(503,187)	(445,270)

Total distributions		($5,584,820)	($8,799,248)

Transactions in Fund Shares

		9/1/12-2/28/13		9/1/11-8/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,679,945	$93,208,202	20,175,304	$238,296,460
Shares reinvested		348,573	4,235,662	565,121	6,584,001
Shares redeemed	+	(6,392,337)	(77,331,375)	(8,179,178)	(96,360,900)

Net transactions in fund shares		1,636,181	$20,112,489	12,561,247	$148,519,561

Shares Outstanding and Net Assets

		9/1/12-2/28/13		9/1/11-8/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		32,838,048	$398,095,877	20,276,801	$234,829,106
Total increase	+	1,636,181	15,829,688	12,561,247	163,266,771

End of period		34,474,229	$413,925,565	32,838,048	$398,095,877

Distributions in excess of net investment income / Net investment income not yet distributed			($2,824,884)		$2,035,335

60 See financial notes

 Schwab Bond Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Investments (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Investments (organized October 26, 1990)	Schwab Treasury Inflation Protected Securities Fund
Schwab Short-Term Bond Market Fund	Schwab Tax-Free Bond Fund
Schwab Intermediate-Term Bond Fund	Schwab California Tax-Free Bond Fund
(formerly Schwab Premier Income Fund)	Schwab 1000 Index Fund
Schwab Total Bond Market Fund	Schwab Global Real Estate Fund
Schwab GNMA Fund

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 8) at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to

 61

 Schwab Bond Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

the valuation (Level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of February 28, 2013 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Inflation Protected Securities: The Schwab Treasury Inflation Protected Securities Fund invests in inflation-protected securities. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Over the life of an inflation-protected security, interest is paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-protected security will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

TBA Commitments: The funds may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current market value generally according to the procedures described above in Security Valuation section. The funds’ use of TBA commitments may cause the funds to experience higher portfolio turnover and higher transaction costs.

Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations.

62

 Schwab Bond Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to have a value of at least 102% of the prior day’s market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities and is marked to market daily. The cash collateral of securities loaned is invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Securities lending income, as disclosed in a fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent which are subject to adjustments pursuant to the securities lending agreement.

If applicable, the value of the securities on loan as of February 28, 2013 and the value of the related collateral are disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved. Gains or losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The Schwab Short-Term Bond Market Fund, Schwab Intermediate-Term Bond Fund, Schwab Total Bond Market Fund and the Schwab GNMA Fund declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to the funds’ net investment income for that day, are paid out to shareholders once a month. The Schwab Treasury Inflation Protected Securities Fund declares and pays distributions from net investment income, if any, quarterly. All the funds make distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

 63

 Schwab Bond Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

(k) New Accounting Pronouncements:

In December 2011, Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of offset and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU No. 2011-11 may have on the funds’ financial statement disclosures.

3. Risk Factors:

The funds invest mainly in corporate bonds, mortgage-backed and asset-backed securities, government or municipal obligations, and other debt securities. These investments may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:

Market Risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of a shareholder’s investment in the funds will fluctuate, which means that the shareholder could lose money.

Interest Rate Risk. Interest rates will rise and fall over time. During periods when interest rates are low, the fund’s yield and total return also may be low. Changes in interest rates also may affect the fund’s share price: a sharp rise in interest rates could cause the fund’s share price to fall. The longer the fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

Credit Risk. The funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the funds to lose money or underperform. The funds could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The funds may be unable to sell illiquid securities at an advantageous time or price.

Prepayment and Extension Risk. The funds’ investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the funds to hold securities paying lower-than-market rates of interest, which could hurt the funds’ yield or share price.

High Yield Risk. High yield securities and unrated securities of similar credit quality (sometimes called junk bonds) that the funds may invest in are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Foreign Investment Risk. The funds’ investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

64

 Schwab Bond Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Derivatives Risk. The funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause a fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the funds. However, these risks are less severe when the funds use derivatives for hedging rather than to enhance the funds’ returns or as a substitute for a position or security.

Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Leverage Risk. Certain fund transactions, such as derivatives, may give rise to a form of leverage and may expose the funds to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of a fund’s portfolio securities. The use of leverage may cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Lack of Governmental Insurance or Guarantee. An investment in the funds is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Please refer to the funds’ prospectus for a more complete description of these and other principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the following funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

					Schwab
	Schwab	Schwab	Schwab		Treasury
	Short-Term Bond	Intermediate-Term	Total Bond	Schwab	Inflation Protected
% of Average Daily Net Assets	Market Fund	Bond Fund	Market Fund	GNMA Fund	Securities Fund

First $500 million	0.30%	0.30%	0.30%	0.30%	0.30%
Over $500 million	0.22%	0.22%	0.22%	0.22%	0.22%

The Board has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service provider. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement (“expense limitation”) with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be

 65

 Schwab Bond Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

amended or terminated with the approval of the Board to limit the total annual fund operating expenses, excluding interest, taxes and certain non-routine expenses. The expense limitation as a percentage of average daily net assets is as follows:

Schwab
Schwab	Schwab	Schwab		Treasury
Short-Term Bond	Intermediate-Term	Total Bond	Schwab	Inflation Protected
Market Fund	Bond Fund*	Market Fund	GNMA Fund	Securities Fund**

0.29%	0.45%	0.29%	0.55%	0.29%

* Prior to December 15, 2012, the expense limitation of the Schwab Intermediate-Term Bond Fund was 0.63%.

** Subsequent to the reporting period ended February 28, 2013, and effective April 1, 2013, the expense limitation of the Schwab Treasury Inflation Protected Securities Fund was reduced to 0.19%.

Schwab Total Bond Market Fund has incurred legal expenses relating to the lawsuit discussed in note 10, as well as another lawsuit that was dismissed by a California court in April of 2011. The legal fees related to these lawsuits were non-routine and would not have been subject to the expense limitation agreement; however, CSIM and its affiliates have voluntarily agreed to include these expenses under the expense limitation agreement. This voluntary agreement is to advance the fund certain litigation expenses in connection with certain legal matters (excluding amounts paid in connection with judgments and settlements) to the extent necessary to maintain the expense limitation. The expenses advanced by CSIM pursuant to the contractual agreement are subject to reimbursement by the fund to the extent the expenses are subsequently paid or reimbursed to the fund by its insurance carriers.

For the period ended February 28, 2013, the fund incurred no legal expenses related to these lawsuits. From the commencement of these lawsuits through February 28, 2013, the fund has incurred a total of $1,459,454 in legal expense of which $1,409,948 has been waived by CSIM subject to recoupment in accordance with the provisions noted above.

66

 Schwab Bond Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Certain Schwab Funds may own shares of other Schwab Funds. The table below reflects the percentage of each fund’s shares in this report owned by other Schwab Funds as of February 28, 2013:

						Schwab
	Schwab	Schwab		Schwab		Treasury
	Short-Term Bond	Intermediate-Term		Total Bond		Inflation Protected
	Market Fund	Bond Fund		Market Fund		Securities Fund

Schwab MarketTrack Growth Portfolio	—%	—%		9.9%		—%
Schwab MarketTrack Balanced Portfolio	—%	—%		17.3%		—%
Schwab MarketTrack Conservative Portfolio	—%	—%		12.2%		—%
Schwab MarketTrack Growth Portfolio II	—%	—%		0.5%		—%
Schwab Target 2010 Fund	1.9%	0.4%		1.4%		0.8%
Schwab Target 2015 Fund	1.9%	0.7%		1.5%		0.9%
Schwab Target 2020 Fund	4.5%	2.6%		4.6%		2.6%
Schwab Target 2025 Fund	1.5%	1.1%		1.6%		1.0%
Schwab Target 2030 Fund	2.2%	2.4%		3.5%		2.0%
Schwab Target 2035 Fund	0.3%	0.5%		0.6%		0.4%
Schwab Target 2040 Fund	0.9%	1.0%		1.3%		0.9%
Schwab Target 2045 Fund	0.0% *	0.0%	*	0.0%	*	0.0% *
Schwab Target 2050 Fund	0.0% *	0.0%	*	0.0%	*	0.0% *
Schwab Target 2055 Fund	—%	0.0%	*	0.0%	*	0.0% *
Schwab Monthly Income Fund — Moderate Payout	0.9%	2.0%		0.7%		—%
Schwab Monthly Income Fund — Enhanced Payout	2.3%	6.4%		2.3%		—%
Schwab Monthly Income Fund — Maximum Payout	2.4%	6.3%		2.2%		—%
Schwab Balanced Fund	—%	4.2%		3.7%		—%

*	Less than 0.1%.

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended February 28, 2013, the funds had no direct security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers Table at the end of this report.

6. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. (excluding Schwab Total Bond Market Fund) and an

 67

 Schwab Bond Funds

Financial Notes, unaudited (continued)

6. Borrowing from Banks (continued):

uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended February 28, 2013, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Long-Term
	U.S. Government	Purchases of Other	Total Purchases of
	Securities Transactions*	Long-Term Securities	Long-Term Securities

Schwab Short-Term Bond Market Fund	$147,276,263	$47,848,221	$195,124,484
Schwab Intermediate-Term Bond Fund	553,950,143	92,604,025	646,554,168
Schwab Total Bond Market Fund	777,169,496	79,944,457	857,113,953
Schwab GNMA Fund	1,194,448,963	—	1,194,448,963
Schwab Treasury Inflation Protected Securities Fund	78,005,822	—	78,005,822

	Sales/Maturities of
	Long-Term U.S. Government	Sales/Maturities of	Total Sales/Maturities of
	Securities Transactions*	Other Long-Term Securities	Long-Term Securities

Schwab Short-Term Bond Market Fund	$147,404,279	$43,889,866	$191,294,145
Schwab Intermediate-Term Bond Fund	568,255,686	84,922,901	653,178,587
Schwab Total Bond Market Fund	821,857,544	90,700,385	912,557,929
Schwab GNMA Fund	1,275,026,803	—	1,275,026,803
Schwab Treasury Inflation Protected Securities Fund	61,041,239	—	61,041,239

*	Includes securities guaranteed by U.S. Government Agencies.

8. Redemption Fee:

Prior to December 15, 2012, the Schwab Intermediate-Term Bond Fund imposed a short-term redemption fee on shares that were redeemed or exchanged by a shareholder within a specified number of days of the purchase date. The fund charged a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(9/1/12-2/28/13)	(9/1/11-8/31/12)

Schwab Intermediate-Term Bond Fund	$2,069	$5,255

68

 Schwab Bond Funds

Financial Notes, unaudited (continued)

9. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2012, the following funds had capital loss carryforwards available to offset future net capital gains before the expiration dates:

					Schwab
	Schwab	Schwab	Schwab		Treasury
	Short-Term Bond	Intermediate-Term	Total Bond	Schwab	Inflation Protected
Expiration Date	Market Fund	Bond Fund	Market Fund	GNMA Fund	Securities Fund

August 31, 2015	$8,164,502	$—	$—	$—	$—
August 31, 2016	2,401,090	—	—	—	—
August 31, 2017	30,633,553	—	98,601,953	—	—
August 31, 2018	15,464,000	—	33,497,357	—	—

Total	$56,663,145	$—	$132,099,310	$—	$—

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended August 31, 2012, the funds had capital losses deferred and capital losses utilized as follows:

Schwab
	Schwab	Schwab	Schwab		Treasury
	Short-Term Bond	Intermediate-Term	Total Bond	Schwab	Inflation Protected
	Market Fund	Bond Fund	Market Fund	GNMA Fund	Securities Fund

Deferred capital losses	$—	$—	$—	$—	$—
Capital losses utilized	2,229,579	—	16,611,167	—	—

As of August 31, 2012, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2012, the funds did not incur any interest or penalties.

10. Other:

On August 28, 2008, a class action lawsuit was filed in the U.S. District Court for the Northern District of California on behalf of investors in the Schwab Total Bond Market Fund. The lawsuit, which alleged violations of state law and federal securities law in connection with the fund’s investment policy, named the trust, the fund, CSIM and Schwab as defendants. Allegations include that the fund improperly deviated from its stated investment objectives by investing in collateralized mortgage obligations (CMOs) and investing more than 25% of fund assets in CMOs and mortgage-backed securities without obtaining a shareholder vote. Plaintiffs filed amended complaints which, among other things, added the Trustees as defendants and eliminated the fund and Schwab as Defendants, and sought unspecified compensatory and rescission damages, unspecified equitable and injunctive relief, and costs and attorneys’ fees. After proceedings before the U.S District Court, all of Plaintiffs’ claims were dismissed. Plaintiffs have appealed to the Ninth Circuit Court of Appeals. Plaintiffs and Defendants have filed their appellate briefs, and the appeal is currently pending. At this time the defendants are unable to estimate whether they will incur a liability or the range of any liability in this matter; however, any liability incurred could exceed the limits of applicable insurance policies.

A second class action lawsuit filed on September 3, 2010, in the U.S. District Court for the Northern District of California, which raised similar allegations on behalf of investors in the fund, was dismissed with prejudice on April 19, 2011. This case was not appealed and is now finished.

11. Subsequent Events:

At a Special Meeting of Shareholders of Schwab Treasury Inflation Protected Securities Fund (the “Fund”), a series of Schwab Investments, held on March 22, 2013, shareholders of the Fund approved the following proposals: (1) to approve the replacement of the fundamental investment objective for the Fund with a new non-fundamental investment objective, and (2) to approve the amendment of the fundamental investment restriction with respect to concentrating investments in a particular industry or group of industries for the Fund.

 69

 Schwab Bond Funds

Financial Notes, unaudited (continued)

11. Subsequent Events (continued):

On April 1, 2013, the Schwab Treasury Inflation Protected Securities Fund changed its name to Schwab Treasury Inflation Protected Securities Index Fund.

Other than what is listed above, no other subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

70

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 94 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Investments since 2000.)	Chairman of JDN Corporate Advisory LLC.	77	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Investments since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	77	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Investments since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	77	Director, TOUSA (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Mission West Properties (1998 – 2012)
Director, Ditech Networks Corporation (1997 – 2012)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Investments since 2011.)	Private Investor.	77	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Investments since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	77	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Investments since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	77	Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present) Lead Independent Director, Board of Cooper Industries (2002 – 2012)

 71

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Investments since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present.)	77	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Investments since 199.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	77	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Investments since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	94	None

72

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Investments since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer (Dec. 2010 – present) and Chief Investment Officer (Dec. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Investments since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Investments since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Secretary and Chief Legal Officer (Officer of Schwab Investments since 2011.)	Senior Vice President, Charles Schwab & Co., Inc., (Sept. 2011 – present); Senior Vice President and Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary, Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President (Officer of Schwab Investments since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab. In addition to their employment with Schwab, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation, the parent company of Schwab and the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 73

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset-backed securities Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

average rate The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. Government/Credit: 1 − 5 Years Index An index that includes investment-grade government and corporate bonds that are denominated in U.S. dollars and have maturities of one to five years. Bonds are represented in the index in proportion to their market value.

Barclays GNMA Index An index that includes the mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA).

Barclays U.S. Short Treasury: 9 − 12 Months Index An index that includes aged U.S.Treasury bills, notes and bonds with a remaining maturity from 9 up to (but not including) 12 months. It excludes zero coupon strips.

Barclays U.S. TIPS (Treasury Inflation-Protected Securities) Index An index that measures the performance of fixed income securities with fixed-rate coupon payments that adjust for inflation, as measured by the Consumer Price Index for All Urban Consumers.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.

call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

certificate of participation A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.

coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. See chart below.

credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

Credit Ratings

Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.

74

discount rate The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.

duration A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.

weighted average duration A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

general obligation bonds Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.

interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.

interest rate risk The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

market risk Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”’

maturity The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The average portfolio maturity of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.

mortgage-backed securities Bond or other debt securities that represent ownership in a pool of mortgage loans.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

prepayment risk The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.

refunded bond A bond for which the principal and interest payments are secured or guaranteed by cash or U.S. government securities held in an escrow account.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue bonds Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 − 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

 75

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Global Real Estate Fundtm
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2013 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13480-17
00093916

Semiannual report dated February 28, 2013, enclosed.

Schwab Tax-Free Bond Funds

Schwab Tax-Free
Bond Fundtm

Schwab California
Tax-Free Bond Fundtm

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Schwab Tax-Free Bond Funds

Semiannual Report
February 28, 2013

Schwab Tax-Free
Bond Fundtm

Schwab California
Tax-Free Bond Fundtm

Two smart, cost-effective ways investors can use
bonds in an asset allocation strategy.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the 6 Months Ended February 28, 2013

Schwab Tax-Free Bond Fundtm (Ticker Symbol: SWNTX)	1.56%

Barclays 7-Year Municipal Bond Index	1.84%
Fund Category: Morningstar Municipal National Intermediate Bond	1.83%

Performance Details	page 8

Schwab California Tax-Free Bond Fundtm (Ticker Symbol: SWCAX)	1.50%

Barclays 7-Year Municipal Bond Index	1.84%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	1.90%

Performance Details	page 9

Minimum Initial Investment[1]	$100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

[1]	Please see prospectus for further detail and eligibility requirements.

Schwab Tax-Free Bond Funds 3

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report concerning the Schwab Tax-Free Bond Funds. These products seek current income exempt from federal income tax, including the Alternative Minimum Tax. Included in this book is information about the Schwab California Tax-Free Bond Fund, which Lipper* named its “Best California Intermediate Municipal Debt Fund over Ten Years” for a fifth consecutive year in 2013.

For the six months ended February 28, 2013, the funds generated returns that reflected the low interest rate environment and efforts by the Federal Reserve to stimulate the sluggish U.S. economy. The Fed kept short-term interest rates at 0% to 0.25% and maintained large-scale asset purchase programs intended to hold down long-term interest rates. These efforts seemed to help as the unemployment rate dipped below 8.0% and the housing market showed some signs of recovery, although economic growth was uneven.

Amid this backdrop, municipal bonds from California and across the U.S. outpaced many other fixed-income sectors. Long-term municipal bonds and high-yield securities generally provided the highest returns. The Barclays Aggregate Municipal Bond Index returned 2.0% for the six months, compared with the 1.3% average return of bonds in the index with AAA credit ratings, and the 2.8% average return of bonds with BAA ratings.

In other industry matters, the fiscal cliff was partially avoided at the end of 2012. However, legislators are now required to look for ways to shore up the federal government’s budget in 2013, and this could lead to renewed discussions about possible municipal bond tax reform. In California, the state’s

 Yield Advantage of Munis over Treasuries: For Five-Year bonds; Tax Brackets Shown are the Highest Applicable

This chart shows how much more the average five-year muni yielded than the average five-year Treasury after federal (or combined California and federal) income tax.

Data source: Bloomberg L.P.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

*	The Lipper Fund Awards recognize funds that have excelled in delivering consistently strong risk-adjusted performance, relative to peers. Lipper, a Thomson Reuters company, uses the Lipper Leader for Consistent Return methodology to designate award-winning funds in most individual classifications for the three-, five-, and ten-year periods.

4 Schwab Tax-Free Bond Funds

From the President continued

For the six months ended February 28, 2013, the funds generated returns that reflected the low interest rate environment and efforts by the Federal Reserve to stimulate the sluggish U.S. economy.

financial health seemed to improve during the six-month report period (for details, please read the California State Investment Environment letter on page 7).

For more information about the Schwab Tax-Free Bond Funds, please continue reading this report. In addition, you can find answers to frequently asked questions and further details about these products by visiting www.schwabfunds.com, or by contacting us at 1-800-435-4000.

Sincerely,

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

Schwab Tax-Free Bond Funds 5

Fund Management

Kenneth Salinger, CFA, Managing Director and Head of Tax-Exempt Strategies, leads the portfolio management team for Schwab’s national and state-specific tax-free bond funds and municipal money market funds. He also has overall responsibility for all aspects of the management of each of the tax-free bond funds. Prior to joining CSIM in 2008, Mr. Salinger was a senior portfolio manager at Wells Capital Management, working on a team that managed municipal bond assets. He worked at American Century Investments from 1992 to 2006, where he was a vice president and senior portfolio manager, responsible for daily management of a number of national and state specific municipal bond funds. Mr. Salinger has worked in fixed-income asset management since 1994.

John Shelton, CFA, Portfolio Manager, is responsible for the day-to-day co-management of each of the funds. Prior to joining CSIM in 2000, Mr. Shelton worked as a client-services representative in Schwab’s Atlanta office for more than a year.

6 Schwab Tax-Free Bond Funds

California State Investment Environment

California’s finances are improving with moderate economic growth and additional revenues supplied by a temporary tax increase approved by the voters in November 2012.

California’s budget for fiscal 2013 (7/1/12-6/30/13) was signed by Governor Jerry Brown on June 27, 2012, closing a $15.7 billion budget gap with $6 billion of net new tax revenues that were later approved by California voters in November, $8.1 billion of additional spending cuts, and $2.5 billion of other solutions. While state cash receipts through February 2013 are running nearly $4.5 billion ahead of original projections, led by personal income taxes, the timing of these receipts has likely been influenced by recent state and federal tax law changes. The state’s latest full year budget forecast as of January 2013 is for general fund revenues to fall short by about $493 million, or 0.5% of the budgeted level. The state expects to end fiscal 2013 with a $167 million general fund balance, which is equal to 0.2% of annual spending.

On January 10, 2013, Governor Brown introduced his spending plan for fiscal 2014, which begins on July 1, 2013. The budget projects general fund revenues and transfers of $98.5 billion and expenditures totaling $97.7 billion, and is the first financial plan forecast to be structurally balanced since prior to the recession. The improved outlook is largely the result of the temporary increase in personal income taxes and sales taxes, which are projected to yield $6.2 billion in additional general fund revenues in fiscal 2014. The Governor’s proposal allocates $2.7 billion of the additional funds to K-12 education and further amounts to higher education. If the budget is adopted and executed according to this plan, the state will end fiscal 2014 with a $1.0 billion general fund reserve, or 1.0% of annual spending.

As in other states, many of California’s cities, counties, school districts, as well as water and sewer systems, public and private universities, and non-profit health systems issue bonds. Though the current outlook for state funding is brighter, California’s recent budget cuts have had varying impacts on the credit quality of these issuers. California school districts and community college districts receive over 50% of their total funding from the state, but their general obligation bonds are secured by dedicated local property tax levies and are not paid from state funds. Though local property tax bases are stabilizing, the areas that experienced the most development prior to the recession are still recovering from substantial tax base declines. California’s counties responded to state cuts in funding for health and social service programs mostly by reducing the size of the programs. S&P upgraded its rating on Los Angeles County to AA in October 2012, while Orange, Kern, and Ventura Counties remain stable, making their own budget reductions in response to earlier state cuts and still weak local revenue growth. California’s cities continue to face weakness in sales, business, and property taxes while struggling to maintain public safety programs and keep up with pension commitments. The cities of Stockton, Mammoth Lakes, and San Bernardino filed for bankruptcy protection in June, July and August 2012, respectively, but their credit weakness was fairly well established before those events. Stockton and San Bernardino were both centers for the recent housing market boom and bust, and the Town of Mammoth Lakes’ bankruptcy case was dismissed in November following a settlement with the land developer. Other cities remain under pressure, including Fresno, which received multiple rating downgrades during the report period.

In contrast, California’s essential service enterprises and healthcare providers, such as the Metropolitan Water District of Southern California, the Los Angeles Department of Water and Power, the East Bay Municipal Utility District and St. Joseph Health System have been generally insulated from the state’s financial difficulties as they pay off their bonds with revenues received from the services they provide to customers.

California’s economy is still emerging from a deep and long recession, the sharpest since the Great Depression. The state gained 254,900 jobs from January 2012 to January 2013, a 1.8% increase, marking a significant improvement relative to the 123,800 jobs gained in calendar year 2011. However, California’s unemployment rate was still high at 9.8% in January 2013, though down from 11.0% in January 2012. It was tied with Rhode Island for the highest rate in the country and well above the national average of 7.9%.

Despite its diversified economy and high wealth indicators, California remains relatively weak compared to other states due primarily to its recent structural budget problems. At the end of the report period, the state’s general obligation ratings were A1 from Moody’s Investors Service, A from Standard & Poor’s Ratings Services, and A- from Fitch Ratings. S&P raised its rating from A- in January 2013.

Schwab Tax-Free Bond Funds 7

Schwab Tax-Free Bond Fund™

Performance and Fund Facts as of 2/28/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Returns1,2,3

Fund and Inception Date	6 months	1 Year	5 Years	10 Years

Fund: Schwab Tax-Free Bond Fundtm (9/11/92)	1.56%	4.19%	6.82%	4.64%
Barclays 7-Year Municipal Bond Index	1.84%	3.60%	6.53%	4.97%
Fund Category: Morningstar Municipal National Intermediate Bond	1.83%	4.02%	5.61%	4.03%

Fund Expense Ratios4: Net 0.49%; Gross 0.59%

 Yields

30-Day SEC Yield[1,3]	1.39%

30-Day SEC Yield-No Waiver[1,5]	1.33%

Taxable-Equivalent Yield[6]	2.14%

12-Month Distribution Yield[1,3]	3.71%

 Portfolio Composition % of investments

These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type[7]

Fixed Rate Bonds	89.0%
Variable Rate Demand Obligations	3.1%
Floating Rate Notes	3.1%
Refunded Bonds	2.3%
Put Bonds	2.1%
Other	0.4%

By Credit Quality[8]

AAA	15.0%
AA	51.5%
A	25.5%
BBB	7.3%
Short-Term Ratings	0.4%
Unrated Securities	0.3%

Weighted Average Maturity[9]	6.0 Yrs
Weighted Average Duration[9]	5.5 Yrs

Portfolio holdings may have changed since the report date.

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[5]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[6]	This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest federal tax bracket (35.00%). Your tax rate may be different.
[7]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.
[8]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[9]	See Glossary for definitions of maturity and duration.

8 Schwab Tax-Free Bond Funds

Schwab California Tax-Free Bond Fund™

Performance and Fund Facts as of 2/28/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Returns1,2,3

Fund and Inception Date	6 months	1 Year	5 Years	10 Years

Fund: Schwab California Tax-Free Bond Fundtm (2/24/92)	1.50%	4.16%	5.66%	4.45%
Barclays 7-Year Municipal Bond Index	1.84%	3.60%	6.53%	4.97%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	1.90%	3.97%	5.45%	3.91%

Fund Expense Ratios4: Net 0.49%; Gross 0.59%

 Yields

30-Day SEC Yield[1,3]	1.42%

30-Day SEC Yield-No Waiver[1,5]	1.33%

Taxable-Equivalent Yield[6]	2.41%

12-Month Distribution Yield[1,3]	4.55%

 Portfolio Composition % of investments

These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type[7]

Fixed Rate Bonds	87.2%
Variable Rate Demand Obligations	5.3%
Put Bonds	2.7%
Floating Rate Notes	1.5%
Other	3.3%

By Credit Quality[8]

AAA	4.2%
AA	44.7%
A	42.9%
BBB	4.5%
BB	0.7%
Short-Term Ratings	1.3%
Unrated Securities	1.7%

Weighted Average Maturity[9]	6.1 Yrs
Weighted Average Duration[9]	5.5 Yrs

Portfolio holdings may have changed since the report date.

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[5]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[6]	This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest combined federal and California tax bracket (41.05%).
[7]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.
[8]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[9]	See Glossary for definitions of maturity and duration.

Schwab Tax-Free Bond Funds 9

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2012 and held through February 28, 2013.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 9/1/12	at 2/28/13	9/1/12–2/28/13

Schwab Tax-Free Bond Fundtm
Actual Return	0.49%	$1,000	$1,015.60	$2.45
Hypothetical 5% Return	0.49%	$1,000	$1,022.36	$2.46

Schwab California Tax-Free Bond Fundtm
Actual Return	0.49%	$1,000	$1,015.00	$2.45
Hypothetical 5% Return	0.49%	$1,000	$1,022.36	$2.46

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

10 Schwab Tax-Free Bond Funds

Schwab Tax-Free Bond Fund™

Financial Statements

Financial Highlights

	9/1/12–		9/1/11–	9/1/10–	9/1/09–	9/1/08–	9/1/07–
	2/28/13*		8/31/12	8/31/11	8/31/10	8/31/09	8/31/08

Per-Share Data ($)

Net asset value at beginning of period	12.10		11.62	11.72	11.12	10.80	10.75

Income (loss) from investment operations:
Net investment income (loss)	0.13		0.30	0.31	0.31	0.39	0.45
Net realized and unrealized gains (losses)	0.05		0.54	0.06	0.72	0.32	0.05

Total from investment operations	0.18		0.84	0.37	1.03	0.71	0.50
Less distributions:
Distributions from net investment income	(0.13)		(0.30)	(0.31)	(0.31)	(0.39)	(0.45)
Distributions from net realized gains	(0.16)		(0.06)	(0.16)	(0.12)	—	—

Total distributions	(0.29)		(0.36)	(0.47)	(0.43)	(0.39)	(0.45)

Net asset value at end of period	11.99		12.10	11.62	11.72	11.12	10.80

Total return (%)	1.56	[1]	7.34	3.34	9.43	6.80	4.79

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.49	[2]	0.49	0.49	0.49	0.49	0.48
Gross operating expenses	0.56	[2]	0.59	0.61	0.63	0.66	0.69
Net investment income (loss)	2.24	[2]	2.51	2.74	2.71	3.60	4.21
Portfolio turnover rate	50	[1]	102	128	122	211	199
Net assets, end of period ($ x 1,000,000)	723		684	484	446	251	108

* Unaudited.

1 Not annualized
2 Annualized.

See financial notes 11

 Schwab Tax-Free Bond Fund

Portfolio Holdings as of February 28, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

94.8%		Fixed-Rate Obligations	650,613,764	685,472,766
6.1%		Variable-Rate Obligations	44,065,000	44,294,125

100.9%		Total Investments	694,678,764	729,766,891
(0	.9)%	Other Assets and Liabilities, Net		(6,395,471)

100.0%		Net Assets		723,371,420

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

Fixed-Rate Obligations 94.8% of net assets

ALABAMA 0.9%
Birmingham
GO Refunding Warrants Series 2010A	5.00%	02/01/18	(f)	1,260,000	1,494,032
Camden IDB
Facilities RB (Weyerhaeuser) Series 2003A	6.13%	12/01/24	(b)(f)(h)	1,725,000	1,799,882
Huntsville
Water Revenue Warrant Series 2008	5.00%	11/01/15		250,000	278,513
Pell City Special Care Facilities Financing Auth
RB (Noland Health Services) Series 2012A	5.00%	12/01/19		1,790,000	2,099,813
RB (Noland Health Services) Series 2012A	5.00%	12/01/20		1,000,000	1,174,110

					6,846,350

ALASKA 0.5%
Alaska Housing Finance Corp
State Capital Project Bonds II Series 2012A	3.00%	06/01/16		2,080,000	2,230,841
State Capital Project Bonds II Series 2012A	5.00%	12/01/17		980,000	1,158,478

					3,389,319

ARIZONA 1.0%
Glendale IDA
RB (Midwestern Univ) Series 2010	5.00%	05/15/15		415,000	445,764
Maricopa Cnty UHSD No.210 (Phoenix)
GO Bonds Series 2012A	3.00%	07/01/21		500,000	536,955
GO Bonds Series 2012A	4.00%	07/01/26	(b)	425,000	470,624
Payson USD No.10
GO Bonds Series 2008B	5.75%	07/01/28	(b)(f)	1,375,000	1,621,881
Phoenix Civic Improvement Corp
Sr Lien Airport Refunding RB Series 2008C	5.00%	07/01/13		75,000	76,154
Pima Cnty
GO Bonds Series 2012A	4.00%	07/01/22		625,000	721,619
GO Bonds Series 2012A	4.00%	07/01/23	(b)	350,000	398,087
Univ Medical Center Corp
Hospital RB Series 2009	5.00%	07/01/14		615,000	649,403
Hospital RB Series 2009	5.00%	07/01/15		170,000	184,380
Hospital RB Series 2009	5.50%	07/01/16		250,000	280,640
Hospital RB Series 2009	6.00%	07/01/18		450,000	537,921
Hospital RB Series 2009	5.75%	07/01/19		300,000	359,589
Yavapai Cnty IDA
Hospital Refunding RB (Northern Arizona Healthcare) Series 2011	3.00%	10/01/13		600,000	607,554

					6,890,571

12 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

ARKANSAS 0.4%
Fort Smith
Sales & Use Tax Refunding Bonds Series 2012	2.38%	05/01/27	(b)	820,000	824,887
Little Rock
Library Construction & Refunding Bonds Series 2012	3.10%	03/01/32	(b)	2,250,000	2,266,583

					3,091,470

CALIFORNIA 13.8%
ABAG Finance Auth
RB (Episcopal Sr Communities) Series 2012C3	2.15%	07/01/19	(b)	3,750,000	3,717,037
Anaheim Public Financing Auth
Lease Refunding RB Series 2008	5.00%	08/01/17		955,000	1,119,680
California
GO Bonds	4.00%	09/01/16		635,000	707,568
GO Bonds	5.00%	11/01/32	(b)(f)	1,240,000	1,385,812
California Dept of Water Resources
Power Supply RB Series 2005G4	5.00%	05/01/16	(f)	750,000	853,755
California Educational Facilities Auth
RB (Univ of San Francisco) Series 2011	5.00%	10/01/21		750,000	882,458
California Health Facilities Financing Auth
RB (Children’s Hospital Orange Cnty) Series 2009A	6.50%	11/01/38	(b)(f)	1,850,000	2,259,164
RB (Community Program for Persons with Developmental Disabilities) Series 2011A	5.50%	02/01/21	(a)	375,000	444,885
California Infrastructure & Economic Development Bank
RB (Sanford Consortium) Series 2010A	5.00%	05/15/27	(b)(f)	2,005,000	2,311,705
RB (Sanford Consortium) Series 2010A	5.00%	05/15/28	(b)(f)	2,060,000	2,363,500
California Public Works Board
Lease RB Series 2009I1	6.63%	11/01/34	(b)(f)	1,985,000	2,146,936
Lease RB Series 2012A	5.00%	04/01/24	(b)(f)	3,350,000	3,942,648
California Statewide Communities Development Auth
RB (Proposition 1A Receivables) Series 2009	5.00%	06/15/13	(f)	4,000,000	4,053,720
RB (St. Joseph Health) Series 2000	4.50%	07/01/18	(f)	1,875,000	1,995,187
East Bay Municipal Utility District
Water System Refunding RB Series 2013A	5.00%	06/01/18	(e)	1,000,000	1,212,190
Water System Refunding RB Series 2013A	5.00%	06/01/19	(e)	1,000,000	1,234,520
Emery USD
GO Bonds Series 2011A	6.50%	08/01/31	(b)	2,500,000	3,164,875
GO Bonds Series 2012D	0.00%	08/01/42	(b)(g)	3,500,000	741,055
Golden State Tobacco Securitization Corp
Tobacco Settlement Asset-Backed Bonds Series 2003A1	6.25%	06/01/33	(b)(f)(h)	1,620,000	1,643,636
Jefferson UHSD
GO Bonds Series 2006D	0.00%	08/01/37	(b)(g)	1,545,000	284,496
GO Bonds Series 2006D	0.00%	08/01/39	(b)(g)	3,750,000	577,688
Kern Cnty
Refunding COP 2011 Series A	5.00%	11/01/16		1,935,000	2,181,616
Los Angeles
Judgment Obligation Bonds Series 2010A	4.00%	06/01/19		4,245,000	4,820,537
Los Angeles Cnty
Refunding COP 2012	5.00%	03/01/23		1,500,000	1,767,210
Los Angeles Dept of Water & Power
Power System RB Series 2012C	5.00%	01/01/16	(b)	1,230,000	1,370,269
Water System RB Series 2012C	5.00%	07/01/22		1,000,000	1,258,810
Los Angeles Municipal Improvement Corp
Lease RB (Capital Equipment) Series 2009A	5.00%	04/01/17		1,375,000	1,573,192
Lease RB (Capital Equipment) Series 2009C	4.00%	09/01/16		1,050,000	1,149,026
Lease RB (Capital Equipment) Series 2009C	4.00%	09/01/17		550,000	613,278
Lease RB (Capital Equipment) Series 2009C	5.00%	09/01/18		600,000	707,478
Lease RB (Capital Equipment) Series 2009C	4.50%	09/01/19		1,050,000	1,218,703
Lease RB (Real Property) Series 2009E	5.13%	09/01/27	(b)	1,090,000	1,242,186
Los Angeles USD
Refunding COP (Headquarters Building) Series 2012A	5.00%	10/01/22		3,130,000	3,636,121
Refunding COP (Headquarters Building) Series 2012B	5.00%	10/01/30	(b)	900,000	998,163
Refunding COP (Headquarters Building) Series 2012B	5.00%	10/01/31	(b)	1,000,000	1,105,660

See financial notes 13

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Midpeninsula Regional Open Space District
RB Series 2011	6.00%	09/01/41	(b)	2,000,000	2,337,260
Palo Alto
Limited Obligation Refunding Bonds (Univ Ave Area Off-St Parking Assessment District) Series 2012	3.00%	09/02/18		385,000	398,025
Limited Obligation Refunding Bonds (Univ Ave Area Off-St Parking Assessment District) Series 2012	4.00%	09/02/19		480,000	520,200
Limited Obligation Refunding Bonds (Univ Ave Area Off-St Parking Assessment District) Series 2012	4.00%	09/02/21		400,000	423,936
Pasadena Public Financing Auth
Lease RB (Rose Bowl Renovation) Series 2010A	5.00%	03/01/22	(b)	360,000	432,018
Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2010A	5.00%	06/01/32	(b)	3,530,000	3,944,775
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	3.88%	03/01/18		2,215,000	2,436,699
San Diego USD
GO Bonds Series 2010C	0.00%	07/01/31	(g)	2,000,000	925,520
GO Bonds Series 2010C	0.00%	07/01/32	(g)	1,500,000	659,295
GO Bonds Series 2010C	0.00%	07/01/33	(g)	1,000,000	417,880
GO Bonds Series 2010C	0.00%	07/01/34	(g)	1,750,000	691,845
GO Bonds Series 2010C	0.00%	07/01/35	(g)	1,300,000	484,588
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	3.00%	09/01/15		1,730,000	1,836,395
GO Refunding Bonds Series 2012	4.00%	09/01/18		1,885,000	2,167,807
GO Refunding Bonds Series 2012	5.00%	09/01/20		2,195,000	2,709,267
Santa Cruz HSD
GO Refunding Bonds Series 2005	5.00%	08/01/29	(b)	5,180,000	5,306,496
Santa Monica Public Financing Auth
Lease RB Series 2011A	5.00%	06/01/31	(b)	2,440,000	2,811,075
South Orange Cnty Public Financing Auth
Facility Lease Refunding RB (Juvenile Justice Center) Series 2012	5.00%	06/01/19		1,250,000	1,467,287
Tiburon/Belvedere Wastewater Financing Auth
RB (Marin Cnty Sanitary District No. 5) Series 2012	3.00%	10/01/21		490,000	536,104
Turlock Irrigation District
Sub Refunding RB Series 2011	5.00%	01/01/31	(b)	2,155,000	2,408,816
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/19		1,165,000	1,349,128
West Basin Municipal Water District
Refunding RB Series 2012A	5.00%	08/01/28	(b)	3,345,000	3,982,390
Woodland Finance Auth
Water RB Series 2011	6.00%	03/01/41	(b)	1,000,000	1,197,570

					100,129,140

COLORADO 1.2%
Aspen Valley Hospital District
Refunding RB Series 2012	5.00%	10/15/30	(b)	750,000	826,312
Refunding RB Series 2012	5.00%	10/15/33	(b)	500,000	546,650
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2008D1	5.00%	10/01/14	(f)	550,000	588,978
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/18	(f)	1,630,000	1,813,978
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/19	(f)	1,735,000	1,947,607
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/21		1,900,000	2,137,728
Univ of Colorado Hospital Auth
RB Series 2012A	4.00%	11/15/14		250,000	263,958
RB Series 2012A	5.00%	11/15/16		500,000	568,065

					8,693,276

CONNECTICUT 1.8%
Danbury
GO Refunding Bonds Series 2012	4.00%	08/01/22	(b)	505,000	583,624
GO Refunding Bonds Series 2012	2.25%	08/01/24	(b)	1,050,000	1,032,287
GO Refunding Bonds Series 2012	4.00%	08/01/25	(b)	645,000	725,212
New Haven
GO Bonds Series 2011A	5.00%	03/01/15		1,260,000	1,360,561

14 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Oxford
GO Refunding Bonds 2011	3.00%	08/01/16		705,000	759,468
GO Refunding Bonds 2011	4.00%	08/01/17		1,405,000	1,596,614
GO Refunding Bonds 2011	4.00%	08/01/18		1,575,000	1,823,913
GO Refunding Bonds 2011	4.00%	08/01/19		500,000	586,065
GO Refunding Bonds 2011	3.00%	08/01/21	(b)	130,000	140,543
GO Refunding Bonds 2011	3.13%	08/01/22	(b)	125,000	134,741
West Haven
GO Bonds 2012	4.00%	08/01/19		1,310,000	1,405,551
GO Bonds 2012	5.00%	08/01/20		2,230,000	2,533,659

					12,682,238

DELAWARE 0.3%
Delaware State Housing Auth
Sr S/F Mortgage RB Series 2011A2	4.25%	07/01/29	(b)	1,765,000	1,888,868

DISTRICT OF COLUMBIA 0.4%
District of Columbia
Income Tax Secured RB Series 2009A	5.25%	12/01/27	(b)(f)	300,000	363,489
Income Tax Secured Refunding RB Series 2010A	5.00%	12/01/30	(b)	1,210,000	1,415,240
District of Columbia Water & Sewer Auth
Public Utility Sr Lien RB Series 2009A	4.00%	10/01/17		50,000	57,073
Metropolitan Washington Airports Auth
Airport System RB Series 2009B	5.00%	10/01/18	(a)(f)	825,000	1,011,945

					2,847,747

FLORIDA 4.5%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands HealthCare) Series 2008D1	6.25%	12/01/18		500,000	608,295
Florida Higher Educational Facilities Financing Auth
Refunding RB (Univ Tampa) Series 2012A	5.00%	04/01/19		1,220,000	1,392,301
Refunding RB (Univ Tampa) Series 2012A	5.25%	04/01/42	(b)	400,000	441,884
Florida Ports Financing Commission
Refunding RB (State Transportation Trust Fund-Intermodal Program) Series 2011A	5.00%	10/01/28	(b)	1,500,000	1,761,150
Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health/Sunbelt) Series 2008A	6.10%	11/15/37	(b)(f)	1,000,000	1,035,830
Hillsborough Cnty School Board
Refunding COP (Master Lease Program) Series 2010A	5.00%	07/01/24	(b)	3,900,000	4,497,792
Jacksonville Electric Auth
Electric System RB Series Three 2010A	3.00%	10/01/13		295,000	299,738
Kissimmee Utility Auth
Electric System Sub Refunding RB Series 2003	5.25%	10/01/18		200,000	235,844
Lee Cnty
Non-Ad Valorem Refunding RB Series 2012	3.00%	10/01/14		355,000	369,108
Non-Ad Valorem Refunding RB Series 2012	4.00%	10/01/15		950,000	1,035,633
Miami-Dade Cnty
Aviation RB (Miami Int’l Airport) Series 2010A	5.00%	10/01/20		500,000	613,575
Aviation RB (Miami Int’l Airport) Series 2010A	5.50%	10/01/26	(b)	4,750,000	5,566,477
Miami-Dade Cnty Educational Facilities Auth
RB (Univ of Miami) Series 2008A	5.25%	04/01/16	(f)	1,100,000	1,241,449
Orange Cnty Health Facilities Auth
RB (Nemours Foundation) Series 2009A	4.00%	01/01/14		300,000	308,202
RB (Nemours Foundation) Series 2009A	4.00%	01/01/15		440,000	465,252
RB (Nemours Foundation) Series 2009A	4.00%	01/01/16		625,000	674,863
RB (Nemours Foundation) Series 2009A	4.00%	01/01/17		560,000	618,178
RB (Nemours Foundation) Series 2009A	5.00%	01/01/18		300,000	349,575
RB (Nemours Foundation) Series 2009A	5.00%	01/01/19		545,000	639,661
Orlando Utilities Commission
Water & Electric RB Series 1996A	3.75%	10/01/23	(b)	1,900,000	1,938,437
Palm Beach Cnty Solid Waste Auth
RB Series 2009	5.25%	10/01/18	(a)	2,200,000	2,713,568

See financial notes 15

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Pasco Cnty
Water & Sewer RB Series 2009A	5.00%	10/01/16		75,000	86,300
Port St. Lucie
Refunding COP Series 2008	5.00%	09/01/13		845,000	861,697
Water & Sewer Special Assessment Refunding Bonds Series 2011A	1.50%	09/01/13		200,000	200,652
Tampa
Sales Tax Refunding RB Series 2010	4.00%	10/01/20		535,000	617,144
Sales Tax Refunding RB Series 2010	5.00%	10/01/21	(b)	390,000	477,352
Tampa Bay Water
Utility System Refunding RB Series 2011	5.00%	10/01/18		1,250,000	1,521,087
Tohopekaliga Water Auth
Utility System Refunding RB Series 2011A	5.75%	10/01/30	(b)	1,250,000	1,528,200
Utility System Refunding RB Series 2011A	5.75%	10/01/31	(b)	580,000	705,634

					32,804,878

GEORGIA 1.5%
Cobb Cnty Kennestone Hospital Auth
Revenue Anticipation Refunding Certificates Series 2012	4.00%	04/01/31	(b)	5,000,000	5,236,550
Fulton Cnty Development Auth
RB (Georgia State Univ-Student Recreation Center) Series 2011	5.00%	10/01/15		825,000	903,721
RB (Georgia State Univ-Student Recreation Center) Series 2011	5.00%	10/01/17		185,000	213,595
RB (Tuff Morehouse) Series 2002A	5.50%	02/01/22	(b)(f)	2,130,000	2,137,285
Macon-Bibb Cnty Hospital Auth
Revenue Anticipation Certificates (Medical Center of Central Georgia) Series 2009	4.00%	08/01/19		250,000	282,163
Revenue Anticipation Certificates (Medical Center of Central Georgia) Series 2009	5.00%	08/01/21	(b)	95,000	109,643
Private Colleges & Universities Auth
RB (Mercer Univ) Series 2012C	5.00%	10/01/17		500,000	568,740
RB (Mercer Univ) Series 2012C	4.00%	10/01/22		1,000,000	1,099,250

					10,550,947

HAWAII 1.5%
Hawaii
GO Bonds Series 2004DD	5.00%	05/01/19	(b)(h)	2,275,000	2,399,602
GO Bonds Series 2011DZ	5.00%	12/01/21		3,155,000	3,979,559
Hawaii State Housing Finance & Development Corp
S/F Mortgage Purchase RB Series 2011B	4.50%	01/01/26	(b)	2,105,000	2,294,492
Honolulu
GO Bonds Series 2011A	5.25%	08/01/30	(b)	1,900,000	2,314,770
GO Bonds Series 2011A	5.25%	08/01/31	(b)	50,000	60,703

					11,049,126

IDAHO 1.0%
Boise ISD
GO Refunding Bonds Series 2012B	3.00%	08/01/17		1,870,000	2,051,147
Nampa SD No. 131
GO Refunding Bonds Series 2011B	3.50%	08/15/19	(f)	1,915,000	2,172,089
GO Refunding Bonds Series 2011B	4.00%	08/15/21	(f)	1,885,000	2,203,678
GO Refunding Bonds Series 2011B	4.00%	08/15/22	(f)	1,000,000	1,165,720

					7,592,634

ILLINOIS 4.0%
Arlington Heights Park District
GO Refunding Park Bonds Series 2010B	2.00%	12/01/15		200,000	204,732
Chicago
Passenger Facility Charge Refunding RB (O’Hare) Series 2010D	5.00%	01/01/17	(f)	1,000,000	1,149,620
Passenger Facility Charge Refunding RB (O’Hare) Series 2010D	5.00%	01/01/18	(f)	1,200,000	1,416,720
Passenger Facility Charge Refunding RB (O’Hare) Series 2010D	5.00%	01/01/19	(f)	750,000	897,195
Elk Grove Village
GO Bonds Series 2012	4.00%	01/01/24	(b)	1,340,000	1,539,218
GO Bonds Series 2012	4.00%	01/01/25	(b)	1,385,000	1,572,654

16 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Illinois
GO Bonds Series January 2012A	4.00%	01/01/21		1,575,000	1,706,890
GO Bonds Series March 2012	5.00%	03/01/20		1,000,000	1,155,240
GO Bonds Series March 2012	5.00%	03/01/21		2,400,000	2,770,056
GO Refunding Bonds Series 2012	5.00%	08/01/18		3,000,000	3,478,920
GO Refunding Bonds Series February 2010	5.00%	01/01/18		2,375,000	2,724,457
GO Refunding Bonds Series June 2006	5.00%	01/01/19		1,220,000	1,405,684
Sales Tax Jr Obligation Bonds Series June 2010	5.00%	06/15/14		200,000	211,606
Sales Tax Jr Obligation Bonds Series June 2010	5.00%	06/15/20		400,000	490,912
Unemployment Insurance Fund Building Receipts RB Series 2012C	1.50%	06/15/21		1,000,000	1,003,450
Illinois Finance Auth
RB (Ascension Health Alliance) Series 2012E2	5.00%	11/15/42	(b)	1,300,000	1,510,548
Pennsylvania Economic Development Financing Auth
Unemployment Compensation RB Series 2012B	5.00%	07/01/23	(b)	1,900,000	2,084,604
Railsplitter Tobacco Settlement Auth
Tobacco Settlement RB Series 2010	4.00%	06/01/13		50,000	50,407
Village of Homer Glen
GO Bonds Series 2012A	2.00%	12/01/13		1,185,000	1,197,822
Will Cnty Community HSD No. 210
Refunding GO Bonds Series 2013A	5.00%	01/01/31	(b)	2,000,000	2,317,740

					28,888,475

INDIANA 2.4%
Indiana Finance Auth
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/22		800,000	946,160
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/24	(b)	3,250,000	3,773,900
Hospital RB (King’s Daughters Hospital & Health Services) Series 2010	4.50%	08/15/15		1,370,000	1,451,638
Hospital RB (King’s Daughters Hospital & Health Services) Series 2010	4.50%	08/15/16		1,355,000	1,455,487
Hospital RB (King’s Daughters Hospital & Health Services) Series 2010	5.13%	08/15/27	(b)	1,000,000	1,092,650
Hospital RB (Parkview Health System) Series 2012A	4.00%	05/01/17		450,000	497,448
RB (Community Foundation of Northwest Indiana) Series 2012	5.00%	03/01/16		400,000	443,496
RB (Community Foundation of Northwest Indiana) Series 2012	5.00%	03/01/17		480,000	544,613
RB (Community Foundation of Northwest Indiana) Series 2012	5.00%	03/01/18		1,000,000	1,151,000
RB (Community Foundation of Northwest Indiana) Series 2012	5.00%	03/01/19		1,000,000	1,159,350
RB (Community Foundation of Northwest Indiana) Series 2012	5.00%	03/01/41	(b)	1,000,000	1,076,440
State Revolving Fund Refunding Bonds Series 2010A	5.00%	02/01/19		945,000	1,154,554
Indiana Health Facility Financing Auth
RB (Ascension Health) Series 2001A1	1.50%	11/15/36	(b)	2,500,000	2,541,700

					17,288,436

IOWA 0.2%
Iowa
Special Obligation Bonds (Prison Infrastructure Fund) Series 2010	5.00%	06/15/25	(b)	950,000	1,141,397

KANSAS 0.3%
Kansas Development Finance Auth
Health Facilities RB (Hays Medical Center) Series 2010Q	3.00%	05/15/13		100,000	100,408
Hospital RB (Adventist Health/Sunbelt) Series 2009D	5.00%	11/15/14		50,000	53,492
Hospital RB (Adventist Health/Sunbelt) Series 2009D	5.00%	11/15/15		185,000	206,353
Olathe
Health Facilities RB (Olathe Medical Center) Series 2012B	4.00%	09/01/20		365,000	398,788
Health Facilities RB (Olathe Medical Center) Series 2012B	4.00%	09/01/21		325,000	353,772
Health Facilities RB (Olathe Medical Center) Series 2012B	5.00%	09/01/24	(b)	440,000	502,330
Wichita
Hospital Facilities Refunding RB (Via Christi Health) Series 2009X	5.25%	11/15/24	(b)	540,000	621,653

					2,236,796

KENTUCKY 0.4%
Kentucky Economic Development Finance Auth
Hospital RB (Baptist Healthcare) Series 2009A	5.00%	08/15/18		1,000,000	1,152,900

See financial notes 17

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Kentucky State Property & Buildings Commission
Refunding RB (Project No. 100) Series A	5.00%	08/01/20		1,210,000	1,494,314

					2,647,214

MARYLAND 0.4%
Maryland Community Development Admin
Housing RB Series 1996A	5.88%	07/01/16	(b)	55,000	55,053
Maryland Health & Higher Educational Facilities Auth
RB (Frederick Memorial Hospital) Series 2012A	5.00%	07/01/20		335,000	396,117
RB (Frederick Memorial Hospital) Series 2012A	5.00%	07/01/21		400,000	473,052
RB (Frederick Memorial Hospital) Series 2012A	5.00%	07/01/23	(b)	1,000,000	1,168,640
RB (Frederick Memorial Hospital) Series 2012A	5.00%	07/01/27	(b)	450,000	516,389
Prince George’s Cnty
COP Series 2011	5.00%	10/01/30	(b)	400,000	468,288

					3,077,539

MASSACHUSETTS 3.2%
Chatham
GO Refunding Bonds	4.00%	07/01/13	(f)	285,000	288,534
GO Refunding Bonds	4.00%	07/01/14	(f)	60,000	62,976
GO Refunding Bonds	5.00%	07/01/16	(f)	250,000	285,950
GO Refunding Bonds	5.00%	07/01/17	(f)	245,000	289,313
Massachusetts Bay Transportation Auth
Assessment Bonds Series 2004A	5.25%	07/01/31	(b)(f)(h)	6,700,000	7,143,741
Assessment Bonds Series 2005A	5.00%	07/01/14	(h)	535,000	568,304
Assessment Bonds Series 2005A	5.00%	07/01/14		315,000	334,609
Sr Sales Tax Bonds Series 2005A	5.00%	07/01/31		3,995,000	5,082,159
Massachusetts Development Finance Agency
RB (New England Conservatory of Music) Series 2008	4.00%	07/01/15		325,000	343,317
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/14		915,000	944,500
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/17		1,000,000	1,118,050
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/18		885,000	1,000,360
Massachusetts Health & Educational Facilities Auth
RB (Northeastern Univ) Series 2008T3	2.70%	10/01/37	(b)	2,000,000	2,036,780
Massachusetts School Building Auth
Sr Dedicated Sales Tax Refunding Bonds Series 2012B	4.00%	08/15/17		1,000,000	1,145,570
Sr Dedicated Sales Tax Refunding Bonds Series 2012B	5.00%	08/15/17		1,360,000	1,617,434
Massachusetts Turnpike Auth
Turnpike RB Series 1993A	5.00%	01/01/20	(h)	725,000	844,190

					23,105,787

MICHIGAN 2.3%
Grand Rapids
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/25		950,000	1,180,745
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/26		1,245,000	1,553,561
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/27		1,950,000	2,441,380
Michigan
Refunding Bonds (State Trunk Line Fund) Series 2009	5.00%	11/01/22	(b)	2,200,000	2,625,964
Michigan Finance Auth
Refunding RB (Trinity Health) Series 2010A	4.00%	12/01/13		1,000,000	1,027,810
Refunding RB (Trinity Health) Series 2010A	5.00%	12/01/15		1,000,000	1,113,550
Unemployment Obligation Assessment RB Series 2012B	5.00%	07/01/23	(b)	1,000,000	1,061,150
Michigan State Hospital Finance Auth
Refunding RB (Trinity Health) Series 2008A1	5.25%	12/01/15		1,500,000	1,680,450
Wayne Cnty Community College
Improvement Bonds Series 1999	5.50%	07/01/19	(b)	1,000,000	1,013,860
Western Townships Utiltites Auth
Sewage Disposal System Limited Tax GO Refunding Bonds Series 2012	3.00%	01/01/16		400,000	421,860
Sewage Disposal System Limited Tax GO Refunding Bonds Series 2012	4.00%	01/01/19		1,265,000	1,421,873
Sewage Disposal System Limited Tax GO Refunding Bonds Series 2012	4.00%	01/01/20		750,000	841,133

					16,383,336

18 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

MINNESOTA 1.6%
Olmsted Cnty
GO Crossover Refunding Bonds Series 2012A	4.00%	02/01/23	(b)	1,935,000	2,276,856
Shakopee ISD No. 720
GO Crossover Refunding Bonds Series 2012A	4.00%	02/01/19		840,000	975,257
GO Crossover Refunding Bonds Series 2012A	5.00%	02/01/21		1,000,000	1,249,000
GO Crossover Refunding Bonds Series 2013A	3.00%	02/01/16		860,000	917,560
GO Crossover Refunding Bonds Series 2013A	5.00%	02/01/20		1,500,000	1,850,910
GO Crossover Refunding Bonds Series 2013A	5.00%	02/01/21		1,150,000	1,436,350
Univ of Minnesota
GO Bonds Series 2011D	5.00%	12/01/20		220,000	277,708
GO Bonds Series 2011D	5.00%	12/01/21		475,000	608,888
GO Bonds Series 2013A	4.00%	02/01/20		1,595,000	1,869,340

					11,461,869

MISSISSIPPI 0.7%
Mississippi Development Bank
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/15		250,000	267,200
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/16		400,000	438,968
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/17		585,000	656,469
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/28	(b)	1,000,000	1,128,190
Mississippi Home Corp
Homeownership Mortgage RB Series 2011A	4.50%	06/01/25	(b)	2,270,000	2,458,206

					4,949,033

MISSOURI 0.5%
Boone Cnty
Hospital RB (Boone Hospital Center) Series 2008	5.00%	08/01/13	(f)	1,550,000	1,575,467
Hospital Refunding RB (Boone Hospital Center) Series 2012	4.00%	08/01/18		400,000	444,692
St. Charles SD
GO Refunding Bonds Series 2011	4.00%	03/01/17	(a)	1,400,000	1,570,254

					3,590,413

NEBRASKA 0.1%
Nebraska Public Power District
General RB Series 2010C	5.00%	01/01/19		425,000	512,100

NEVADA 2.1%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2012	2.00%	09/01/13		785,000	789,702
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2012	3.00%	09/01/14		550,000	565,141
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2012	4.00%	09/01/15		370,000	392,796
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2012	5.00%	09/01/18		1,265,000	1,446,489
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2012	5.00%	09/01/33	(b)	700,000	772,849
Clark Cnty
Airport Passenger Facility Charge Sub Lien RB Series 2008A	5.00%	07/01/15	(f)	1,115,000	1,220,892
Airport System RB Sr Series 2010D	5.00%	07/01/17	(f)	1,000,000	1,160,950
Airport System RB Sr Series 2010D	5.00%	07/01/18	(f)	1,920,000	2,286,317
Nevada
Highway Improvement RB (Motor Vehicle Fuel Tax) Series 2004	5.50%	12/01/18	(b)	340,000	370,450
Nevada System of Higher Education
Univ RB Series 2011A	5.00%	07/01/18		5,375,000	6,409,634

					15,415,220

NEW HAMPSHIRE 0.5%
New Hampshire Health & Education Facilities Auth
RB (Dartmouth College) Series 2009	5.00%	06/01/19		305,000	374,668
RB (Dartmouth-Hitchcock) Series 2009	6.00%	08/01/38	(b)	400,000	463,636
New Hampshire HFA
S/F Mortgage Acquisition RB Series 2008E	6.63%	07/01/38	(b)	1,155,000	1,250,126

See financial notes 19

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
S/F Mortgage Acquisition RB Series 2011E	4.50%	01/01/28	(b)	1,475,000	1,605,169

					3,693,599

NEW JERSEY 5.0%
Bergen Cnty
GO Bonds Series 2011A	2.25%	12/01/21	(f)	1,975,000	2,038,457
Cranbury Township
General Improvement Refunding Bonds	2.75%	12/01/15	(f)	430,000	454,110
General Improvement Refunding Bonds	3.00%	12/01/16		320,000	345,757
General Improvement Refunding Bonds	3.00%	12/01/17		285,000	310,901
General Improvement Refunding Bonds	4.00%	12/01/18		400,000	463,852
Essex Cnty Utilities Auth
Water System Notes Series 2012	2.00%	11/07/14		2,500,000	2,557,725
Gloucester Cnty Improvement Auth
Refunding RB (Shady Lane Nursing Home) Series 2012	4.00%	12/01/17		425,000	476,731
Refunding RB (Shady Lane Nursing Home) Series 2012	4.00%	12/01/18		465,000	539,512
Refunding RB (Shady Lane Nursing Home) Series 2012	4.00%	12/01/19		485,000	553,079
Refunding RB (Shady Lane Nursing Home) Series 2012	4.00%	12/01/20		510,000	584,358
Refunding RB (Shady Lane Nursing Home) Series 2012	4.00%	12/01/21		355,000	407,671
Refunding RB (Shady Lane Nursing Home) Series 2012	4.00%	12/01/22		480,000	551,275
Mercer Cnty Improvement Auth
Refunding RB Series 2011	4.00%	09/01/14		215,000	226,644
Refunding RB Series 2011	4.00%	09/01/15		1,000,000	1,087,240
Refunding RB Series 2011	4.00%	09/01/16		150,000	166,922
Refunding RB Series 2011	4.00%	09/01/17		1,620,000	1,841,211
Middlesex Cnty
Refunding COP (Civic Square II Redevelopment Associates) Series 2011	4.00%	06/15/18		650,000	713,765
Refunding COP (Civic Square II Redevelopment Associates) Series 2011	3.00%	06/15/19		1,020,000	1,061,494
Refunding COP (Civic Square II Redevelopment Associates) Series 2011	4.00%	06/15/20		1,000,000	1,096,430
Refunding COP (Civic Square II Redevelopment Associates) Series 2011	4.00%	06/15/21		565,000	617,822
Middlesex Cnty Improvement Auth
Lease RB Series 2008	4.00%	12/15/15		415,000	455,379
Lease Refunding RB (Youth Detention Center) Series 2010	2.00%	07/01/14		430,000	438,716
Lease Refunding RB (Youth Detention Center) Series 2010	3.00%	07/01/16		225,000	241,042
Refunding RB (Open Space Trust Fund) Series 2011	3.00%	09/15/16		1,520,000	1,639,943
Refunding RB (Open Space Trust Fund) Series 2011	4.00%	09/15/21		625,000	719,381
Monmouth Cnty Improvement Auth
Governmental Loan RB Series 2008	5.25%	12/01/18		85,000	104,671
Montgomery Township
GO Refunding Bonds Series 2012	3.00%	08/01/15		770,000	816,539
Morris Cnty Improvement Auth
Guaranteed Pooled Program Bonds Series 2012A	3.00%	02/01/19		705,000	759,990
Guaranteed Pooled Program Bonds Series 2012A	3.00%	02/01/20		695,000	746,583
New Jersey
COP (Equipment Lease Purchase) Series 2009A	5.25%	06/15/29	(b)	150,000	165,918
New Jersey Building Auth
Refunding RB Series 2009B	4.00%	12/15/19		135,000	153,314
New Jersey Economic Development Auth
School Facilities Construction Refunding Bonds Series 2011GG	5.00%	09/01/16		920,000	1,049,610
School Facilities Construction Refunding Bonds Series 2011GG	5.00%	09/01/19		2,500,000	3,020,200
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2001C	5.50%	12/15/15		10,000	11,339
Transportation System Bonds Series 2011A	5.13%	06/15/29	(b)	1,000,000	1,173,910
Transportation System Bonds Series 2011B	5.50%	06/15/31	(b)	150,000	180,469
Passaic Cnty
GO Refunding Bonds Series 2012	3.00%	08/15/14		500,000	519,220
GO Refunding Bonds Series 2012	3.00%	08/15/16		1,400,000	1,490,146
GO Refunding Bonds Series 2012	4.00%	02/01/17		660,000	724,198
GO Refunding Bonds Series 2012	4.00%	02/01/18		100,000	111,429
GO Refunding Bonds Series 2012	4.00%	02/01/19		600,000	669,000
Refunding Bonds Series 2011	5.00%	05/01/17		4,180,000	4,779,872
Princeton Township
General Improvement Refunding Bonds	4.00%	09/01/13		125,000	127,345

					36,193,170

20 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

NEW MEXICO 0.5%
Bernalillo Cnty
GO Refunding Bonds Series 2010	4.00%	02/01/19		500,000	580,510
GO Refunding Bonds Series 2010	4.00%	02/01/20		105,000	122,833
New Mexico Hospital Equipment Loan Council
Hospital System RB (Presbyterian Healthcare) Series 2008A	5.25%	08/01/15		500,000	548,870
Hospital System RB (Presbyterian Healthcare) Series 2008A	5.50%	08/01/16		10,000	11,387
Santa Fe
Gross Receipt Tax Improvement & Refunding RB Series 2012A	4.00%	06/01/18		735,000	842,810
Gross Receipt Tax Improvement & Refunding RB Series 2012A	4.00%	06/01/19		1,000,000	1,156,740

					3,263,150

NEW YORK 9.8%
Buffalo
School Refunding Bonds Series 2012E	3.00%	02/01/14		300,000	306,492
School Refunding Bonds Series 2012E	3.00%	02/01/15		250,000	260,475
School Refunding Bonds Series 2012E	3.00%	02/01/16		275,000	291,198
School Refunding Bonds Series 2012E	4.00%	02/01/17		420,000	465,755
Lake Success
GO Refunding Bonds Series 2010B	4.00%	12/01/18		210,000	241,254
GO Refunding Bonds Series 2010B	4.00%	12/01/19		125,000	144,350
Long Island Power Auth
Electric System General RB Series 2012B	5.00%	09/01/25	(b)	1,000,000	1,186,790
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds Series 2008B2	5.00%	11/01/15		320,000	358,301
Dedicated Tax Fund Refunding Bonds Series 2011A	4.00%	11/15/13		1,000,000	1,026,210
Transportation RB Series 2011A	5.00%	11/15/21		2,500,000	3,064,425
Transportation RB Series 2012C	5.00%	11/15/41	(b)	800,000	902,104
Transportation Refunding RB Series 2002D1	4.00%	11/01/22		2,760,000	3,158,986
Transportation Refunding RB Series 2012F	5.00%	11/15/18		3,850,000	4,615,341
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2009A	5.00%	11/15/18		145,000	177,386
New York City
GO Bonds Fiscal 2006 Series F1	5.00%	09/01/17	(b)	3,090,000	3,440,035
GO Bonds Fiscal 2012 Series I	5.00%	08/01/19		5,000,000	6,116,250
New York City Housing Development Corp
M/F Housing RB Series 2012H	0.95%	05/01/16		975,000	975,604
M/F Housing RB Series 2012H	1.50%	05/01/18		830,000	832,872
New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2012 Series DD	4.00%	06/15/18	(b)	2,500,000	2,786,200
New York City Transitional Finance Auth
Future Tax Secured Sub RB Fiscal 2010 Series C1	4.00%	08/01/16		3,000,000	3,350,880
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%	11/01/18		900,000	1,099,125
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%	11/01/20	(b)	200,000	246,712
Future Tax Secured Sub RB Fiscal 2011 Series D1	5.00%	02/01/35	(b)	5,000,000	5,778,950
New York State Dormitory Auth
Master BOCES Program Lease RB (Oneida Herkimer Madison) Series 2008	5.25%	08/15/16		750,000	844,335
RB (Cornell Univ) Series 1990B	5.00%	07/01/18		80,000	96,729
RB (New York Univ Hospitals Center) Series 2011A	5.00%	07/01/15		1,000,000	1,098,620
RB (New York Univ Hospitals Center) Series 2011A	5.00%	07/01/19		1,370,000	1,624,532
State Personal Income Tax RB Series 2009A	5.00%	02/15/18		3,000,000	3,590,310
State Personal Income Tax RB Series 2012B	5.00%	03/15/20		5,000,000	6,189,400
New York State Municipal Bond Bank Agency
Special School Purpose RB (Prior Year Claims) Series 2012A	5.00%	12/01/16		3,000,000	3,477,630
New York State Thruway Auth
General RB Series I	5.00%	01/01/20		500,000	608,725
General RB Series I	5.00%	01/01/21		1,000,000	1,229,210
Local Highway & Bridge Service Contract Bonds Series 2009	4.00%	04/01/16		505,000	556,863
Local Highway & Bridge Service Contract Bonds Series 2009	5.00%	04/01/16		1,590,000	1,801,597
Local Highway & Bridge Service Contract Bonds Series 2009	4.00%	04/01/17		750,000	847,252
New York State Urban Development Corp
State Personal Income Tax RB Series 2009A1	5.00%	12/15/17		570,000	683,476
North Syracuse CSD
GO Refunding Bonds Series 2012B	3.00%	06/15/16		1,260,000	1,345,680

See financial notes 21

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
GO Refunding Bonds Series 2012B	4.00%	06/15/17		800,000	897,032
Scarsdale UFSD
School District GO Refunding Serial Bonds 2012	5.00%	02/01/17		320,000	371,709
School District GO Refunding Serial Bonds 2012	5.00%	02/01/18		350,000	418,523
School District GO Refunding Serial Bonds 2012	4.00%	02/01/19		260,000	301,704
Triborough Bridge & Tunnel Auth
Sub Refunding RB (MTA Bridges & Tunnels) Series 2013A	0.00%	11/15/30	(g)	4,000,000	2,120,160
Sub Refunding RB (MTA Bridges & Tunnels) Series 2013A	0.00%	11/15/31	(g)	2,500,000	1,266,700
Sub Refunding RB (MTA Bridges & Tunnels) Series 2013A	0.00%	11/15/32	(g)	1,900,000	919,391

					71,115,273

NORTH CAROLINA 2.2%
Cary
Combined Enterprise System Refunding RB Series 2013	4.00%	12/01/37	(b)	500,000	540,180
Combined Enterprise System Refunding RB Series 2013	5.00%	12/01/42	(b)	1,000,000	1,177,020
Durham Cnty
COP Series 2009A	4.00%	06/01/18		1,800,000	2,036,556
North Carolina
GO Refunding Bonds Series 2013C	4.00%	05/01/22		2,000,000	2,386,580
Limited Obligation Refunding Bonds Series 2011B	5.00%	11/01/23	(b)	350,000	428,698
North Carolina HFA
Home Ownership RB Series 2009-2	4.25%	01/01/28	(b)	1,500,000	1,627,890
North Carolina Medical Care Commission
Health Care Facilities Refunding RB (Blue Ridge) Series 2010A	4.00%	01/01/15		915,000	957,474
Health Care Facilities Refunding RB (Blue Ridge) Series 2010A	3.50%	01/01/18		120,000	128,290
Health Care Facilities Refunding RB (WakeMed) Series 2012A	5.00%	10/01/21		5,000,000	6,140,800
Wake Cnty
GO Refunding Bonds Series 2009D	4.00%	02/01/17		525,000	593,365

					16,016,853

OHIO 3.7%
Akron, Bath & Copley Jt Township Hospital District
Hospital Refunding RB (Children’s Hospital Medical Center) Series 2012	5.00%	11/15/24	(b)	1,190,000	1,342,213
Bowling Green State Univ
General Receipts Bonds Series 2010A	3.00%	06/01/13		170,000	171,078
Butler Cnty
Hospital Facilities RB (UC Health) Series 2010	3.00%	11/01/14		585,000	604,159
Hospital Facilities RB (UC Health) Series 2010	3.00%	11/01/15		580,000	606,425
Columbus
Unlimited Tax GO Bonds Series 2011A	5.00%	07/01/18		2,000,000	2,424,020
Unlimited Tax Refunding Bonds Series 2012-3	5.00%	08/15/17		2,000,000	2,376,640
Lakota Local SD
GO Unlimited Tax Refunding Bonds Series 2012	5.00%	12/01/16		1,330,000	1,534,806
Ohio HFA
M/F Housing RB (Haddon Hall Apts) Series 2012F	1.00%	08/01/14	(b)	3,000,000	3,001,620
Ohio Public Facilities Commission
Higher Education GO Refunding Bonds Series 2013A	5.00%	08/01/22	(e)	6,455,000	8,183,713
Toledo
GO Refunding Bonds Series 2012	3.00%	12/01/14		1,000,000	1,037,730
GO Refunding Bonds Series 2012	3.00%	12/01/15		1,810,000	1,916,645
GO Refunding Bonds Series 2012	3.00%	12/01/16		790,000	849,345
Univ of Toledo
General Receipts Bonds Series 2011B	5.00%	06/01/18		1,100,000	1,302,389
General Receipts Bonds Series 2011B	5.00%	06/01/30	(b)	900,000	1,025,559
Westerville
GO Limited Tax Bonds Series 2010	4.00%	12/01/18		365,000	425,696

					26,802,038

OKLAHOMA 0.7%
Grady Cnty School Finance Auth
Educational Facilities Lease RB (Bridge Creek Public Schools) Series 2008	5.00%	09/01/16	(f)	645,000	724,264

22 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Tulsa Cnty Industrial Auth
Educational Facilities Lease RB (Broken Arrow Public Schools) Series 2012	4.00%	09/01/22		3,750,000	4,205,700

					4,929,964

OREGON 2.2%
Forest Grove
Student Housing RB (Oak Tree Foundation) Series 2007	5.00%	03/01/14	(c)(d)	335,000	340,755
Lane Community College
GO Bonds Series 2012	4.00%	06/15/20	(a)	2,395,000	2,777,649
Oregon
GO Bonds (Oregon Univ System) Series 2013A	5.00%	08/01/29	(b)	1,500,000	1,838,595
GO Bonds (Oregon Univ System) Series 2013A	3.25%	08/01/38	(b)	500,000	487,300
GO Bonds (Oregon Univ System) Series 2013C	3.13%	08/01/36	(b)	200,000	194,638
Oregon Health & Science Univ
RB Series 2012A	5.00%	07/01/20		1,000,000	1,210,190
RB Series 2012A	5.00%	07/01/22		1,100,000	1,346,851
RB Series 2012A	5.00%	07/01/26	(b)	500,000	587,890
Oregon State Facilities Auth
RB (Providence Health & Services) Series 2011C	5.00%	10/01/21		400,000	491,264
RB (Providence Health & Services) Series 2011C	5.00%	10/01/22	(b)	300,000	365,292
Refunding RB (Legacy Health) Series 2011A	5.25%	05/01/21		2,000,000	2,423,160
Silver Falls SD No. 4J
GO Refunding Bonds Series 2013	4.00%	06/15/20		2,525,000	2,937,838
GO Refunding Bonds Series 2013	4.00%	06/15/23		1,000,000	1,164,740

					16,166,162

PENNSYLVANIA 3.6%
Allegheny Cnty Higher Education Building Auth
RB (Duquesne Univ) Series 2013A	2.50%	03/01/14	(e)	205,000	209,141
RB (Duquesne Univ) Series 2013A	3.00%	03/01/15	(e)	360,000	376,689
RB (Duquesne Univ) Series 2013A	4.00%	03/01/16	(e)	600,000	655,662
RB (Duquesne Univ) Series 2013A	4.00%	03/01/17	(e)	500,000	557,475
RB (Duquesne Univ) Series 2013A	4.00%	03/01/20	(e)	1,455,000	1,650,014
RB (Duquesne Univ) Series 2013A	5.00%	03/01/33	(b)(e)	600,000	693,936
Beaver Cnty Hospital Auth
RB (Heritage Valley Health) Series 2012	3.00%	05/15/13		500,000	502,435
Lehigh Cnty General Purpose Auth
Hospital RB (St Luke’s Hospital of Bethlehem) Series 2003	5.38%	08/15/33	(b)(h)	1,900,000	1,943,567
Pennsylvania
COP (Dept of Corrections) Series 2010A	3.00%	04/01/18		620,000	662,123
COP (Dept of Corrections) Series 2010A	3.05%	10/01/18		1,580,000	1,697,283
COP (Dept of Corrections) Series 2010A	3.30%	10/01/19		955,000	1,034,771
COP (Dept of Corrections) Series 2010A	3.50%	04/01/20		465,000	506,297
Pennsylvania Economic Development Financing Auth
Solid Waste Disposal RB (Waste Management) Series 2006	2.75%	09/01/13		2,000,000	2,024,220
Unemployment Compensation RB Series 2012B	5.00%	01/01/23	(b)	2,500,000	2,784,225
Pennsylvania Higher Educational Facilities Auth
RB (Temple Univ) First Series 2012	3.00%	04/01/15		660,000	692,294
RB (Temple Univ) First Series 2012	4.00%	04/01/16		300,000	328,596
RB (Temple Univ) First Series 2012	4.00%	04/01/17		610,000	681,547
RB (Temple Univ) First Series 2012	4.00%	04/01/18		400,000	450,748
Pennsylvania Intergovernmental Coop Auth
Special Tax Refunding RB (Philadelphia Funding Program) Series 2010	5.00%	06/15/18		2,000,000	2,386,380
Special Tax Refunding RB (Philadelphia Funding Program) Series 2010	5.00%	06/15/20		1,070,000	1,308,267
Philadelphia
GO Refunding Bonds Series 2008A	5.25%	12/15/19	(b)	4,080,000	4,778,129

					25,923,799

PUERTO RICO 2.6%
Puerto Rico
GO Public Improvement Refunding Bonds Series 2006A	5.00%	07/01/16		850,000	897,269
Puerto Rico Electric Power Auth
Power RB Series LL	5.50%	07/01/19		2,240,000	2,487,968

See financial notes 23

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Power RB Series ZZ	5.25%	07/01/23	(b)	1,850,000	1,952,138
Power RB Series ZZ	5.25%	07/01/26	(b)	2,250,000	2,325,757
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Fincg Auth
Higher Education & Refunding RB (Inter American Univ of Puerto Rico) Series 2012	4.00%	10/01/14		300,000	309,711
Higher Education & Refunding RB (Inter American Univ of Puerto Rico) Series 2012	5.00%	10/01/15		1,000,000	1,073,270
Puerto Rico Sales Tax Financing Corp
Sales Tax RB First Sub Series 2009A	5.75%	08/01/37	(b)	5,000,000	5,401,950
Sales Tax RB Sr Series 2011C	5.00%	08/01/40	(b)	4,000,000	4,303,720

					18,751,783

SOUTH CAROLINA 0.1%
Beaufort-Jasper Water & Sewer Auth
Refunding RB Series 2010B	5.00%	03/01/22		95,000	121,851
Refunding RB Series 2010B	5.00%	03/01/23		495,000	642,371

					764,222

SOUTH DAKOTA 0.2%
South Dakota Building Auth
RB Series 2011	3.00%	06/01/13		300,000	301,794
RB Series 2011	3.00%	06/01/15		620,000	652,327
RB Series 2011	3.00%	06/01/16		165,000	175,382
RB Series 2011	4.00%	06/01/21	(b)	305,000	337,208
South Dakota Health & Educational Facilities Auth
RB (Sanford Health) Series 2009	5.00%	11/01/17		250,000	288,470

					1,755,181

TENNESSEE 0.6%
Memphis
Electric System Sub Refunding RB Series 2010	2.50%	12/01/14		70,000	72,669
Electric System Sub Refunding RB Series 2010	5.00%	12/01/14		900,000	973,305
Refunding Bonds Series 2011	5.00%	05/01/20		2,000,000	2,504,040
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
RB (Belmont Univ) Series 2012	4.00%	11/01/21		620,000	686,873

					4,236,887

TEXAS 8.4%
Arlington ISD
Unlimited Tax GO Bonds Series 2011A	5.00%	02/15/36	(a)(b)(f)	3,650,000	4,246,045
Beaumont ISD
Unlimited Tax GO Bonds Series 2011	5.00%	02/15/33	(a)(b)(f)	2,315,000	2,711,444
Unlimited Tax GO Bonds Series 2011	5.00%	02/15/36	(a)(b)(f)	1,900,000	2,195,849
Burkburnett ISD
Unlimited Tax Refunding Bonds Series 2012	2.00%	02/15/18	(a)(b)	250,000	251,215
Cedar Hill ISD
Unlimited Tax Refunding Bonds Series 2012A	0.00%	02/15/24	(a)(g)	450,000	341,015
Collin Cnty
Limited Tax Refunding & Permanent Improvement Bonds Series 2009A	4.00%	02/15/19	(f)	695,000	802,440
Corsicana ISD
Unlimited Tax Refunding Bonds Series 2013	5.00%	02/15/31	(a)(b)(e)	3,630,000	4,364,349
Crandall ISD
Unlimited Tax Refunding Bonds Series 2012A	0.00%	08/15/24	(a)(b)(g)	1,000,000	732,340
Unlimited Tax Refunding Bonds Series 2012A	0.00%	08/15/25	(a)(b)(g)	1,000,000	705,760
Dallas-Fort Worth
Jt Refunding RB Series 2012B	5.00%	11/01/22	(b)	1,530,000	1,812,514
Denton ISD
Unlimited Tax Refunding Bonds Series 2012D	3.00%	08/15/33	(a)(b)	1,000,000	983,440
Denver City ISD
Unlimited Tax Refunding Bonds Series 2012	2.00%	02/15/16	(a)(b)	580,000	583,341
Unlimited Tax Refunding Bonds Series 2012	2.00%	02/15/17	(a)(b)	1,000,000	1,005,220
Unlimited Tax Refunding Bonds Series 2012	2.00%	02/15/18	(a)(b)	1,220,000	1,225,441

24 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Unlimited Tax Refunding Bonds Series 2012	2.00%	02/15/19	(a)(b)	1,775,000	1,781,035
El Paso
Water & Sewer Refunding RB Series 2008C	5.00%	03/01/19	(b)	200,000	235,740
Ferris ISD
Unlimited Tax Refunding Bonds Series 2011	2.00%	08/15/17	(a)	345,000	361,805
Unlimited Tax Refunding Bonds Series 2011	2.50%	08/15/18	(a)	150,000	160,986
Unlimited Tax Refunding Bonds Series 2011	2.50%	08/15/19	(a)(b)	340,000	358,442
Fort Bend Cnty
Limited Tax & Refunding Bonds Series 2009	5.00%	03/01/17		100,000	116,757
Fort Worth
Combination Tax & Parking Revenue GO Bonds Series 2009	4.45%	03/01/18	(c)	1,750,000	1,913,922
Garland ISD
Unlimited Tax Refunding Bonds Series 2012A	3.00%	02/15/23	(a)(b)	1,525,000	1,541,973
Gregory-Portland ISD
Unlimited Tax GO Bonds Series 2013	3.00%	08/15/21	(a)(b)(e)	1,635,000	1,750,349
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009B2	5.00%	12/01/41	(b)	1,000,000	1,010,310
Houston Community College System
Limited Tax GO Bonds Series 2013	5.00%	02/15/37	(b)(e)	2,000,000	2,234,520
Limited Tax Refunding Bonds Series 2011	5.00%	02/15/16		500,000	565,680
Limited Tax Refunding Bonds Series 2011	5.00%	02/15/17		500,000	583,710
Limited Tax Refunding Bonds Series 2011	5.00%	02/15/18		1,000,000	1,194,090
Klein ISD
Unlimited Tax Refunding Bonds Series 2009A	4.00%	08/01/17		660,000	751,859
La Joya ISD
Unlimited Tax Refunding Bonds Series 2013	3.00%	02/15/21	(a)	500,000	548,500
Unlimited Tax Refunding Bonds Series 2013	5.00%	02/15/28	(a)	2,270,000	2,911,729
Lone Star College System
Maintenance Tax Notes Series 2009	3.25%	09/15/18		150,000	167,507
Loop ISD
Unlimited Tax GO Bonds Series 2012	2.00%	02/15/16	(a)(b)	375,000	377,074
Unlimited Tax GO Bonds Series 2012	2.00%	02/15/18	(a)(b)	350,000	351,484
Lubbock Health Facilities Development Corp
Refunding RB (St. Joseph Health) Series 2008B	5.00%	07/01/20		1,750,000	2,117,832
Midland ISD
Unlimited Tax Refunding Bonds Series 2011	5.00%	02/15/18	(a)	625,000	747,981
Unlimited Tax Refunding Bonds Series 2011	4.00%	02/15/20	(a)	860,000	1,008,092
Unlimited Tax Refunding Bonds Series 2012	4.00%	02/15/20	(a)	510,000	597,822
Unlimited Tax Refunding Bonds Series 2012	4.00%	02/15/21	(a)	1,210,000	1,422,863
North Central Texas Health Facilities Development Corp
Hospital RB (Children’s Medical Center of Dallas) Series 2012	5.00%	08/15/26	(b)	1,000,000	1,185,100
North Texas Tollway Auth
System RB Series 2011A	5.00%	09/01/21		500,000	614,820
Plano
GO Refunding RB Series 2011	5.00%	09/01/21		750,000	940,162
Rockwall ISD
Unlimited Tax Refunding Bonds Series 2012	5.00%	02/15/20	(a)	185,000	227,550
Unlimited Tax Refunding Bonds Series 2012	5.00%	02/15/22	(a)(b)	450,000	552,011
Unlimited Tax Refunding Bonds Series 2012	5.00%	02/15/24	(a)(b)	275,000	334,131
San Antonio
Electric & Gas Systems Refunding RB Series 2002	5.38%	02/01/14		200,000	209,284
Electric & Gas Systems Refunding RB Series 2009D	5.00%	02/01/17		1,130,000	1,318,778
Sunnyvale ISD
Unlimted Tax GO Bonds Series 2011	5.00%	02/15/19	(a)	195,000	237,765
Unlimted Tax GO Bonds Series 2011	3.00%	02/15/20	(a)	110,000	121,454
Unlimted Tax GO Bonds Series 2011	5.00%	02/15/22	(a)(b)	120,000	148,007
Tatum ISD
Unlimited Tax GO Bonds Series 2012	5.00%	02/15/23	(a)(b)	750,000	902,055
Unlimited Tax GO Bonds Series 2012	5.00%	02/15/25	(a)(b)	680,000	812,301
Texas State Affordable Housing Corp
S/F Mortgage RB Series 2011B	4.45%	09/01/28	(b)	820,000	893,644
Tomball ISD
Unlimited Tax GO Bonds Series 2011	5.00%	02/15/21	(a)	250,000	312,118
Travis Cnty
Limited Tax Refunding Bonds Series 2009	5.00%	03/01/18		1,625,000	1,942,297

See financial notes 25

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Williamson Cnty
Limited Tax GO Refunding Bonds Series 2011	5.00%	02/15/21		1,000,000	1,250,150
Wink Loving ISD
Unlimited Tax GO Bonds Series 2012	3.00%	02/15/15	(a)	700,000	736,057
Unlimited Tax GO Bonds Series 2012	3.00%	02/15/16	(a)	700,000	749,595
Unlimited Tax GO Bonds Series 2012	3.00%	02/15/17	(a)	500,000	543,235

					60,802,989

UTAH 0.5%
Riverton
RB (IHC Health Services) Series 2009	5.00%	08/15/15		950,000	1,053,236
Salt Lake Cnty
Sales Tax Refunding RB Series 2010A	3.00%	02/01/15		725,000	762,026
Sales Tax Refunding RB Series 2010A	3.00%	02/01/16		300,000	319,185
West Valley City
Sales Tax Refunding RB Series 2013A	2.00%	07/15/16		410,000	424,621
Sales Tax Refunding RB Series 2013A	2.00%	07/15/19		425,000	435,761
Sales Tax Refunding RB Series 2013A	3.00%	07/15/21		470,000	500,785

					3,495,614

VERMONT 0.7%
Vermont HFA
RB Series 2011A	4.50%	02/01/26	(b)	4,315,000	4,699,725

VIRGINIA 1.6%
Chesterfield Cnty Economic Development Auth
Public Facility Refunding RB (Juvenile Courts) Series 2010A	4.00%	01/01/19	(f)	455,000	521,189
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2012D	4.00%	05/15/29	(b)	2,250,000	2,423,925
Hanover Cnty
Refunding RB Series 2011A	5.25%	01/15/31	(b)	295,000	351,404
Henrico Cnty
GO Refunding Bonds Series 2009	4.00%	03/01/18		95,000	109,737
GO Refunding Bonds Series 2010	5.00%	07/15/17		500,000	592,895
Prince William Cnty IDA
Life Sciences Lab RB (George Mason Univ) Series 2011AA	5.00%	09/01/17		445,000	507,380
Life Sciences Lab RB (George Mason Univ) Series 2011AA	4.00%	09/01/18		255,000	280,829
Life Sciences Lab RB (George Mason Univ) Series 2011AA	4.00%	09/01/20		325,000	356,011
Life Sciences Lab RB (George Mason Univ) Series 2011AA	5.50%	09/01/34	(b)	405,000	463,081
Richmond
GO Bonds Series 2009A	4.00%	07/15/16		85,000	94,602
Virginia Beach Development Auth
M/F Housing RB (New Sands Apts) Series 2011	1.10%	12/01/13	(b)	2,925,000	2,928,978
Virginia Commonwealth Univ Health System Auth
General RB Series 2011	5.00%	07/01/26	(b)	590,000	692,920
General RB Series 2011	5.00%	07/01/27	(b)	1,000,000	1,167,120
Virginia Housing Development Auth
Homeownership Mortgage Bonds Series 2010A	4.00%	03/01/20	(b)	175,000	189,651
Virginia Resources Auth
Water & Sewer System Refunding RB (Goochland Cnty & Tuckahoe Creek Services District) Series 2012	0.00%	11/01/33	(b)(g)	1,000,000	467,880
Water & Sewer System Refunding RB (Goochland Cnty & Tuckahoe Creek Services District) Series 2012	0.00%	11/01/34	(b)(g)	1,000,000	444,370
Water & Sewer System Refunding RB (Goochland Cnty & Tuckahoe Creek Services District) Series 2012	0.00%	11/01/36	(b)(g)	500,000	199,585

					11,791,557

WASHINGTON 4.0%
Bellevue
Limited Tax GO Refunding Bonds Series 2012B	4.00%	12/01/43	(b)	1,000,000	1,035,140
Camas SD No. 117
Unlimited Tax GO Refunding Bonds 2012	2.00%	12/01/13	(a)	1,950,000	1,975,311

26 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Unlimited Tax GO Refunding Bonds 2012	5.00%	12/01/17	(a)	2,850,000	3,404,040
Energy Northwest
Electric Refunding RB (Project No. 3) Series 2009A	5.25%	07/01/18		1,000,000	1,222,640
Refunding RB (Nuclear Project No. 3) Series 1989B	7.13%	07/01/16		4,150,000	5,025,567
Ridgefield SD No. 122
Unlimited Tax GO Bonds 2012	3.00%	12/01/20	(a)	1,520,000	1,650,051
Selah SD No. 119
Unlimited Tax GO Bonds 2012	3.00%	12/01/21	(a)	845,000	906,812
Washington
GO Bonds Series 1990A	6.75%	02/01/15		440,000	476,546
Washington Health Care Facilities Auth
RB (Providence Health & Services) Series 2012A	5.00%	10/01/20		700,000	849,065
RB (Providence Health & Services) Series 2012A	5.00%	10/01/22		1,800,000	2,218,878
Washington State Housing Finance Commission
M/F Housing RB (Atherton Woods Apts) Series 2013	0.50%	07/01/14	(b)	5,000,000	5,004,100
Washougal SD No. 112-6
Unlimited Tax GO Refunding Bonds 2012	5.00%	12/01/15	(a)	830,000	927,849
Unlimited Tax GO Refunding Bonds 2012	5.00%	12/01/18	(a)	2,390,000	2,890,681
Unlimited Tax GO Refunding Bonds 2012	5.00%	12/01/19	(a)	1,280,000	1,573,466

					29,160,146

WISCONSIN 0.9%
Kaukauna Area SD
GO Refunding Bonds	3.00%	03/01/13		1,000,000	1,000,000
GO Refunding Bonds	3.00%	03/01/14		495,000	507,390
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2009B1	4.75%	08/15/25	(b)	475,000	500,056
RB (Aurora Health Care) Series 2009B2	5.13%	08/15/27	(b)	1,250,000	1,396,187
RB (Children’s Hospital of Wisconsin) Series 2008B	4.20%	08/15/18		400,000	454,912
RB (Children’s Hospital of Wisconsin) Series 2008B	5.38%	08/15/24	(b)	805,000	956,203
RB (Gundersen Lutheran) Series 2011A	2.50%	10/15/13		750,000	758,633
Refunding RB (Hospital Sisters Services) Series 2012B	4.00%	08/15/15		1,100,000	1,183,094

					6,756,475

Total Fixed-Rate Obligations
(Cost $650,613,764)					685,472,766

Variable-Rate Obligations 6.1% of net assets

CONNECTICUT 1.9%
Connecticut
GO Bonds Series 2011A	1.03%	05/15/18		5,275,000	5,356,710
GO Bonds Series 2011C	1.21%	05/15/19		5,000,000	5,090,700
GO Bonds Series 2012A	1.36%	04/15/20	(b)(f)	1,000,000	1,021,030
GO Bonds Series 2012D	0.88%	09/15/18	(b)	1,000,000	1,006,670
Connecticut HFA
Housing Mortgage Finance Program Bonds Series 2009A2	0.11%	05/15/39	(a)(b)	1,300,000	1,300,000

					13,775,110

DISTRICT OF COLUMBIA 0.5%
District of Columbia
Income Tax Secured Refunding RB Series 2011E	0.86%	12/01/17	(b)	3,240,000	3,258,695

ILLINOIS 0.5%
Illinois Finance Auth
RB (Resurrection Health Care) Series 2005B	0.11%	05/15/35	(a)(b)	3,850,000	3,850,000

LOUISIANA 0.4%
St. James Parish
RB (Nucor Steel) Series 2010B1	0.29%	11/01/40	(b)	3,000,000	3,000,000

See financial notes 27

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

MASSACHUSETTS 0.1%
Massachusetts
GO Refunding Bonds Series 2011A	0.77%	02/01/15	(b)	1,000,000	1,006,720

MISSISSIPPI 0.5%
Mississippi Business Finance Corp
Gulf Opportunity Zone IDRB (Chevron) Series 2011A	0.09%	11/01/35	(b)	1,900,000	1,900,000
IDRB (Chevron) Series 2011D	0.10%	11/01/35	(b)	1,500,000	1,500,000

					3,400,000

NEW JERSEY 0.7%
New Jersey Economic Development Auth
School Facilities Construction Refunding Notes Series 2013I	1.71%	03/01/28	(b)	5,000,000	5,002,700

NEW YORK 1.3%
New York City
GO Bonds Fiscal 1993 Series E2	0.11%	08/01/20	(a)(b)	2,000,000	2,000,000
GO Bonds Fiscal 1995 Series B5	0.11%	08/15/22	(a)(b)	4,200,000	4,200,000
GO Bonds Fiscal 1995 Series B7	0.12%	08/15/18	(a)(b)	3,300,000	3,300,000

					9,500,000

PENNSYLVANIA 0.2%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010F	1.16%	05/15/38	(b)(f)	1,500,000	1,500,900

Total Variable-Rate Obligations
(Cost $44,065,000)					44,294,125

End of Investments.

At 02/28/13, the tax basis cost of the fund’s investments was $694,660,496 and the unrealized appreciation and depreciation were $35,474,310 and ($367,915), respectively, with a net unrealized appreciation of $35,106,395.

(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,254,677 or 0.3% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $340,755 or 0.0% of net assets.
(e)	Delayed-delivery security.
(f)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(g)	Zero Coupon Bond.
(h)	Refunded bond.

COP —	Certificate of participation
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

28 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Fixed-Rate Obligations[1]	$—	$685,472,766	$—	$685,472,766
Variable-Rate Obligations[1]	—	44,294,125	—	44,294,125

Total	$—	$729,766,891	$—	$729,766,891

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2013.

See financial notes 29

 Schwab Tax-Free Bond Fund

Statement of
Assets and Liabilities
As of February 28, 2013; unaudited

Assets

Investments, at value (cost $694,678,764)		$729,766,891
Cash		51,457
Receivables:
Investments sold		12,973,380
Interest		6,138,104
Fund shares sold		1,267,084
Prepaid expenses	+	3,410

Total assets		750,200,326

Liabilities

Payables:
Investments bought		25,505,095
Investment adviser and administrator fees		12,579
Shareholder services fees		11,289
Fund shares redeemed		731,585
Distributions to shareholders		508,706
Accrued expenses	+	59,652

Total liabilities		26,828,906

Net Assets

Total assets		750,200,326
Total liabilities	−	26,828,906

Net assets		$723,371,420

Net Assets by Source
Capital received from investors		686,078,953
Net investment income not yet distributed		52,776
Net realized capital gains		2,151,564
Net unrealized capital gains		35,088,127

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$723,371,420		60,354,085		$11.99

30 See financial notes

 Schwab Tax-Free Bond Fund

Statement of
Operations
For September 1, 2012 through February 28, 2013; unaudited

Investment Income

Interest		$9,689,960

Expenses

Investment adviser and administrator fees		978,182
Shareholder service fees		833,028
Portfolio accounting fees		50,374
Shareholder reports		27,162
Professional fees		24,471
Registration fees		24,084
Transfer agent fees		21,231
Custodian fees		9,984
Trustees’ fees		6,294
Interest expense		127
Other expenses	+	7,739

Total expenses		1,982,676
Expense reduction by CSIM and its affiliates	−	245,663
Custody credits	−	180

Net expenses	−	1,736,833

Net investment income		7,953,127

Realized and Unrealized Gains (Losses)

Net realized gains on investments		4,032,703
Net unrealized losses on investments	+	(1,556,916)

Net realized and unrealized gains		2,475,787

Increase in net assets resulting from operations		$10,428,914

See financial notes 31

 Schwab Tax-Free Bond Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/12-2/28/13			9/1/11-8/31/12
Net investment income		$7,953,127	$14,502,981
Net realized gains		4,032,703	8,999,775
Net unrealized gains (losses)	+	(1,556,916)	16,888,403

Increase in net assets from operations		10,428,914	40,391,159

Distributions to shareholders

Distributions from net investment income		(7,948,103)	(14,493,372)
Distributions from net realized gains	+	(9,852,011)	(2,753,934)

Total distributions		($17,800,114)	($17,247,306)

Transactions in Fund Shares

		9/1/12-2/28/13		9/1/11-8/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		13,858,733	$167,522,207	27,547,803	$326,984,360
Shares reinvested		961,317	11,587,828	902,348	10,697,148
Shares redeemed	+	(10,939,185)	(131,872,859)	(13,586,380)	(160,853,175)

Net transactions in fund shares		3,880,865	$47,237,176	14,863,771	$176,828,333

Shares Outstanding and Net Assets

		9/1/12-2/28/13		9/1/11-8/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		56,473,220	$683,505,444	41,609,449	$483,533,258
Total increase	+	3,880,865	39,865,976	14,863,771	199,972,186

End of period		60,354,085	$723,371,420	56,473,220	$683,505,444

Net investment income not yet distributed			$52,776		$47,752

32 See financial notes

Schwab California Tax-Free Bond Fund™

Financial Statements

Financial Highlights

	9/1/12–		9/1/11–	9/1/10–	9/1/09–	9/1/08–	9/1/07–
	2/28/13*		8/31/12	8/31/11	8/31/10	8/31/09	8/31/08

Per-Share Data ($)

Net asset value at beginning of period	12.31		11.77	11.94	11.30	11.37	11.30

Income (loss) from investment operations:
Net investment income (loss)	0.15		0.34	0.36	0.35	0.42	0.47
Net realized and unrealized gains (losses)	0.03		0.56	(0.07)	0.64	(0.07)	0.07

Total from investment operations	0.18		0.90	0.29	0.99	0.35	0.54
Less distributions:
Distributions from net investment income	(0.15)		(0.34)	(0.36)	(0.35)	(0.42)	(0.47)
Distributions from net realized gains	(0.23)		(0.02)	(0.10)	—	—	—

Total distributions	(0.38)		(0.36)	(0.46)	(0.35)	(0.42)	(0.47)

Net asset value at end of period	12.11		12.31	11.77	11.94	11.30	11.37

Total return (%)	1.50	[1]	7.75	2.55	8.89	3.24	4.89

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.49	[2]	0.49	0.49	0.49	0.49	0.49
Gross operating expenses	0.59	[2]	0.59	0.59	0.59	0.60	0.61
Net investment income (loss)	2.46	[2]	2.84	3.12	2.99	3.82	4.16
Portfolio turnover rate	49	[1]	101	68	88	119	89
Net assets, end of period ($ x 1,000,000)	462		434	379	446	361	308

* Unaudited.

1 Not annualized.
2 Annualized.

See financial notes 33

 Schwab California Tax-Free Bond Fund

Portfolio Holdings as of February 28, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

94.8%		Fixed-Rate Obligations	412,715,392	437,880,598
7.7%		Variable-Rate Obligations	35,660,000	35,709,619

102.5%		Total Investments	448,375,392	473,590,217
(2	.5)%	Other Assets and Liabilities, Net		(11,456,906)

100.0%		Net Assets		462,133,311

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

Fixed-Rate Obligations 94.8% of net assets

CALIFORNIA 92.9%
ABAG Finance Auth
RB (Casa de las Campanas) Series 2010	5.13%	09/01/20	(a)(e)	3,500,000	4,072,005
RB (Sharp HealthCare) Series 2009B	6.00%	08/01/24	(b)(e)	875,000	1,041,512
RB (Sharp HealthCare) Series 2011A	6.00%	08/01/30	(b)(e)	2,000,000	2,431,180
RB (Sharp HealthCare) Series 2012A	5.00%	08/01/28	(b)(e)	235,000	268,133
Refunding RB (Episcopal Sr Communities) Series 2012B	2.00%	07/01/13		275,000	276,095
Refunding RB (Episcopal Sr Communities) Series 2012B	2.00%	07/01/14		340,000	344,634
Refunding RB (Episcopal Sr Communities) Series 2012B	3.00%	07/01/15		410,000	426,945
Refunding RB (Episcopal Sr Communities) Series 2012B	3.00%	07/01/16		815,000	847,192
Refunding RB (Episcopal Sr Communities) Series 2012B	4.00%	07/01/17		1,580,000	1,699,985
Refunding RB (Episcopal Sr Communities) Series 2012B	5.00%	07/01/20		530,000	612,383
Sr Living RB (Odd Fellows Home of California) Series 2012A	5.00%	04/01/17	(a)	2,000,000	2,271,260
Alameda Corridor Transportation Auth
Sr Lien Refunding RB Series 2013A	5.00%	10/01/20		500,000	606,080
Sr Lien Refunding RB Series 2013A	5.00%	10/01/21		1,250,000	1,524,237
Alhambra USD
Refunding GO Bonds Series 2012A	5.00%	08/01/21		500,000	599,255
Refunding GO Bonds Series 2012A	5.00%	08/01/22		500,000	602,320
Refunding GO Bonds Series 2012A	5.00%	08/01/24	(b)	675,000	803,182
Anaheim Public Financing Auth
Electric System Distribution Facilities RB Series 2011A	5.00%	10/01/25	(b)(e)	2,000,000	2,361,800
Lease Refunding RB Series 2008	4.50%	08/01/17	(e)	465,000	535,187
Bay Area Toll Auth
Toll Bridge RB Series 2012F1	4.00%	04/01/18		850,000	980,356
Berkeley Joint Powers Financing Auth
Refunding Lease RB Series 2012 (1999 & 2003 Refinancing)	4.00%	10/01/16		750,000	829,597
Beverly Hills Public Finance Auth
Lease RB Series 2010A	4.00%	06/01/16	(e)	100,000	110,583
Bret Harte UHSD
GO BAN 2012	3.00%	03/15/15	(e)	2,500,000	2,604,750
Brisbane SD
GO Bonds Series 2005	0.00%	07/01/36	(f)	755,000	235,401
GO Bonds Series 2005	0.00%	07/01/37	(f)	1,275,000	373,703
California
Economic Recovery Bonds Series 2004A	5.25%	07/01/13	(g)	165,000	167,688
Economic Recovery Bonds Series 2004A	5.25%	07/01/13		275,000	279,472
GO Bonds	4.00%	09/01/17		1,500,000	1,707,675
GO Bonds	5.00%	09/01/17		2,000,000	2,364,800
GO Bonds	4.00%	09/01/18		1,500,000	1,727,625
GO Bonds	5.00%	09/01/18		3,000,000	3,614,430
GO Bonds	5.50%	04/01/19		1,000,000	1,243,790

34 See financial notes

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
GO Bonds	5.00%	11/01/19		3,000,000	3,686,130
GO Bonds	5.00%	09/01/20		2,560,000	3,171,994
GO Bonds	5.00%	11/01/24	(b)	2,000,000	2,373,920
GO Bonds	5.00%	11/01/25	(b)(e)	2,090,000	2,471,091
GO Bonds	5.25%	12/01/28	(b)(g)	525,000	557,450
GO Bonds	6.50%	04/01/33	(b)	1,425,000	1,773,313
GO Bonds	6.00%	11/01/35	(b)	1,440,000	1,772,006
GO Bonds Series 2000	5.63%	05/01/18	(b)	50,000	50,196
GO Refunding Bonds	5.00%	02/01/14		500,000	521,280
GO Refunding Bonds	5.00%	10/01/17		185,000	219,266
GO Refunding Bonds	5.00%	09/01/21		1,455,000	1,812,232
GO Refunding Bonds	5.25%	10/01/22		2,785,000	3,575,522
GO Refunding Bonds	5.25%	10/01/32	(b)(e)	4,350,000	5,135,305
RAN 2012-2013 Series A2	2.50%	06/20/13		3,330,000	3,353,143
California Dept of Veterans Affairs
Home Purchase RB Series 2012A	3.00%	12/01/21	(b)	3,105,000	3,210,508
California Dept of Water Resources
Power Supply RB Series 2008H	4.50%	05/01/17		1,550,000	1,790,126
Power Supply RB Series 2010M	4.00%	05/01/19		750,000	876,180
Water System RB (Central Valley) Series AI	5.00%	12/01/16		2,000,000	2,327,280
California Educational Facilities Auth
RB (Pomona College) Series 2011	4.00%	01/01/14	(e)	395,000	407,391
RB (Pomona College) Series 2011	4.00%	01/01/15	(e)	280,000	296,909
RB (Pomona College) Series 2011	4.00%	01/01/16	(e)	400,000	437,528
RB (Pomona College) Series 2011	4.00%	01/01/17	(e)	200,000	223,322
RB (Univ of San Francisco) Series 2011	5.00%	10/01/21	(e)	595,000	700,083
RB (Univ of Southern California) Series 2009C	5.25%	10/01/24	(e)	2,000,000	2,639,380
Refunding RB (Univ of San Diego) Series 2011	4.50%	10/01/17	(e)	1,230,000	1,382,028
Refunding RB (Univ of San Diego) Series 2011	5.00%	10/01/18	(e)	680,000	792,513
Refunding RB (Univ of San Diego) Series 2011	5.00%	10/01/21	(e)	500,000	589,985
California Health Facilities Financing Auth
RB (Adventist Health/West) Series 2009C	5.00%	03/01/14	(e)	750,000	782,565
RB (Adventist Health/West) Series 2013A	4.00%	03/01/27	(b)	2,000,000	2,099,180
RB (Catholic Healthcare West) Series 2009F	5.00%	07/01/27	(b)(e)	1,500,000	1,577,985
RB (Chinese Hospital Assoc) Series 2012	4.00%	06/01/18	(a)	860,000	954,170
RB (Chinese Hospital Assoc) Series 2012	5.00%	06/01/37	(a)(b)	500,000	554,575
RB (City of Hope) Series 2012A	5.00%	11/15/21		700,000	856,170
RB (City of Hope) Series 2012A	5.00%	11/15/22		750,000	918,472
RB (Community Program for Persons with Developmental Disabilities) Series 2011A	5.25%	02/01/20	(a)(e)	1,000,000	1,152,840
RB (Memorial Health Services) Series 2012A	4.00%	10/01/17	(e)	750,000	836,070
RB (Memorial Health Services) Series 2012A	5.00%	10/01/17	(e)	1,000,000	1,158,890
RB (NCROC Paradise Valley Estates) Series 2005	4.38%	12/01/13	(a)(e)	170,000	172,854
RB (NCROC Paradise Valley Estates) Series 2005	4.63%	12/01/15	(a)(e)	150,000	165,167
RB (NCROC Paradise Valley Estates) Series 2005	4.75%	12/01/16	(a)(e)	340,000	386,536
RB (NCROC Paradise Valley Estates) Series 2005	4.88%	12/01/17	(a)(e)	200,000	234,260
RB (NCROC Paradise Valley Estates) Series 2005	5.00%	12/01/18	(a)(e)	175,000	210,478
RB (Rady Children’s Hospital) Series 2011	5.50%	08/15/26	(b)(e)	3,935,000	4,552,716
RB (Scripps Health) Series 2008A	5.00%	10/01/16	(e)	3,285,000	3,741,221
RB (St. Joseph Health) Series 2009C	5.00%	07/01/34	(b)(e)	3,000,000	3,185,610
Refunding RB (Marshall Medical Center) Series 2012A	3.00%	11/01/13	(a)	270,000	274,126
Refunding RB (Marshall Medical Center) Series 2012A	4.00%	11/01/16	(a)	1,330,000	1,459,781
California HFA
Limited Obligation M/F Housing RB (Woolf House Apts) Series 2011B	1.05%	01/01/14	(b)(e)	5,950,000	5,959,758
California Infrastructure & Economic Development Bank
RB (California ISO) Series 2009A	5.25%	02/01/21	(b)(e)	1,925,000	2,052,935
RB (Sanford Consortium) Series 2010A	4.00%	05/15/17		315,000	356,076
RB (Sanford Consortium) Series 2010A	4.00%	05/15/18		775,000	891,544
RB (Sanford Consortium) Series 2010A	5.00%	05/15/20		245,000	301,392
RB (USC-Soto St. Health Sciences Building) Series 2010	5.00%	12/01/19		470,000	579,797
RB (USC-Soto St. Health Sciences Building) Series 2010	3.25%	12/01/21	(b)	750,000	824,235
RB (USC-Soto St. Health Sciences Building) Series 2010	5.00%	12/01/23	(b)	720,000	864,418
Refunding RB (Pepperdine Univ) Series 2010	5.00%	11/01/26	(b)	400,000	462,012
Refunding RB (Pepperdine Univ) Series 2010	5.00%	11/01/27	(b)	200,000	229,682
California Public Works Board
Lease RB (California State Univ) Series 2009J	6.00%	11/01/29	(b)	400,000	486,156

See financial notes 35

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Lease RB (Dept of Corrections & Rehabilitation) Series 2011C	5.75%	10/01/31	(b)	1,000,000	1,199,790
Lease RB (Dept of Corrections) Series 1993E	5.50%	06/01/15		350,000	367,658
Lease RB (Judicial Council of California) Series 2011D	5.00%	12/01/22	(b)	1,000,000	1,194,260
Lease RB (Univ of California) Series 2011G	5.00%	12/01/25	(b)	2,700,000	3,336,660
Lease RB (Univ of California) Series 2011G	5.25%	12/01/26	(b)	1,000,000	1,242,140
Lease RB Series 2009G1	5.25%	10/01/24	(b)	2,100,000	2,431,422
Lease RB Series 2009I1	6.63%	11/01/34	(b)	2,735,000	2,958,121
Lease RB Series 2012A	5.00%	04/01/23	(b)	3,000,000	3,541,290
Lease RB Series 2012G	4.00%	11/01/16		1,000,000	1,104,370
Lease RB Series 2012G	4.00%	11/01/17		1,000,000	1,119,650
Lease RB Series 2012G	5.00%	11/01/18		1,990,000	2,346,170
Lease Refunding RB (Dept of Corrections & Rehabilitation) Series 2012C	5.00%	06/01/18		1,500,000	1,781,850
California Statewide Communities Development Auth
Health Facility RB (Monterey Peninsula Community Hospital) Series 2011A	6.00%	06/01/33	(b)	1,000,000	1,209,380
M/F Housing RB (740 S Olive St Apts) Series 2009L	2.10%	07/20/14	(a)	250,000	250,678
RB (Cottage Health) Series 2010	5.00%	11/01/16		225,000	250,949
RB (Cottage Health) Series 2010	5.00%	11/01/17		475,000	538,712
RB (Cottage Health) Series 2010	5.00%	11/01/18		600,000	689,208
RB (Enloe Medical Center) Series 2008A	5.50%	08/15/13	(a)	250,000	254,253
RB (Kaiser Permanente) Series 2009A	5.00%	04/01/14		4,340,000	4,540,899
RB (Kaiser Permanente) Series 2009A	4.63%	04/01/19		100,000	115,930
RB (Proposition 1A Receivables) Series 2009	5.00%	06/15/13		5,095,000	5,163,426
RB (St. Joseph Health) Series 2000	4.50%	07/01/18		4,520,000	4,809,732
RB (Sutter Health) Series 2011A	6.00%	08/15/42	(b)	875,000	1,066,564
Refunding RB Series 2012	5.00%	05/15/20		605,000	700,124
Refunding RB Series 2012	5.00%	05/15/21		300,000	347,778
Refunding RB Series 2012	5.00%	05/15/24	(b)	620,000	706,137
Refunding RB Series 2012	5.00%	05/15/42	(b)	2,450,000	2,674,224
Sr Living RB (Southern California Presbyterian Homes) Series 2009	5.25%	11/15/14		435,000	457,681
Carson Redevelopment Agency
Tax Allocation Sub Bonds (Merged & Amended Area) Series 2003D	6.00%	01/01/35	(b)(g)	500,000	523,510
Centralia SD
2012 GO Refunding Bonds	4.00%	08/01/20		205,000	237,367
2012 GO Refunding Bonds	4.00%	08/01/21		350,000	405,962
2012 GO Refunding Bonds	4.00%	08/01/24	(b)	575,000	660,387
Cerritos CCD
GO Bonds Series 2012D	0.00%	08/01/26	(f)	1,000,000	586,510
Chula Vista
Refunding IDRB (SDG & E) Series 2006A	1.65%	07/01/18	(b)	2,000,000	2,035,860
Citrus Heights Water District
Revenue Refunding COP Series 2010	3.00%	10/01/13		200,000	203,062
Revenue Refunding COP Series 2010	4.00%	10/01/20		120,000	130,961
Contra Costa CCD
GO Refunding Bonds 2012	4.00%	08/01/16		1,690,000	1,888,879
GO Refunding Bonds 2012	4.00%	08/01/17		625,000	714,319
GO Refunding Bonds 2012	4.00%	08/01/30	(b)	3,060,000	3,316,918
GO Refunding Bonds Series 2011	5.00%	08/01/22	(b)	1,040,000	1,284,806
Contra Costa Transportation Auth
Sales Tax RB Series 2012B	5.00%	03/01/24	(b)	2,025,000	2,459,140
Sales Tax RB Series 2012B	5.00%	03/01/25	(b)	1,000,000	1,206,350
Convention Center Expansion Financing Auth
Lease Refunding RB Series 2012A	4.00%	04/15/17		575,000	629,205
Lease Refunding RB Series 2012A	4.00%	04/15/18		1,000,000	1,104,380
Lease Refunding RB Series 2012A	5.00%	04/15/19		1,000,000	1,162,370
Cotati-Rohnert Park USD
GO Refunding Bonds 2013	3.00%	08/01/14		515,000	530,800
GO Refunding Bonds 2013	4.00%	08/01/15		775,000	828,777
GO Refunding Bonds 2013	4.00%	08/01/16		500,000	545,350
Cupertino Union SD
GO Refunding Bonds Series 2011A	5.00%	08/01/23	(b)	240,000	291,720
GO Refunding Bonds Series 2011A	5.00%	08/01/24	(b)	600,000	725,712
GO Refunding Bonds Series 2011A	5.00%	08/01/26	(b)	325,000	384,894
East Bay Municipal Utility District
Water System Refunding RB Series 2013A	5.00%	06/01/20	(d)	2,000,000	2,501,780
Water System Refunding RB Series 2013A	5.00%	06/01/21	(d)	3,000,000	3,797,550

36 See financial notes

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
East Bay Regional Park District
GO Refunding Bonds Series 2008	5.00%	09/01/13		135,000	138,124
El Camino CCD
GO Refunding Bonds Series 2012	5.00%	08/01/23	(b)	1,500,000	1,868,040
Emery USD
GO Bonds Series 2011A	6.50%	08/01/31	(b)	2,500,000	3,164,875
GO Bonds Series 2012D	0.00%	08/01/36	(b)(f)	2,550,000	779,229
GO Bonds Series 2012D	0.00%	08/01/42	(b)(f)	3,500,000	741,055
Foothill-DeAnza CCD
GO Refunding Bonds Series 2012	5.00%	08/01/22		1,380,000	1,763,240
Forestville Union SD
GO Bonds Series 2011	6.25%	08/01/32	(b)	835,000	1,052,259
Franklin-McKinley SD
GO Bonds Series 2012B	4.00%	08/01/16		325,000	358,137
GO Bonds Series 2012B	4.00%	08/01/17		150,000	168,587
GO Bonds Series 2012B	4.00%	08/01/18		500,000	565,775
Glendale Redevelopment Agency
Tax Allocation Bonds Series 2002	5.25%	12/01/19	(b)	3,275,000	3,336,635
Golden State Tobacco Securitization Corp
Tobacco Settlement Asset-Backed Bonds Series 2003A1	6.25%	06/01/33	(b)(g)	4,545,000	4,611,312
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/24		1,675,000	2,132,526
Grossmont UHSD
GO Refunding Bonds Series 2012	4.00%	08/01/20		2,500,000	2,915,525
Guerneville Elementary SD
GO Bonds Series 2012A	6.13%	08/01/42	(b)	1,105,000	1,323,956
Healdsburg Redevelopment Agency
Tax Allocation Bonds (Sotoyome) Series 2010	5.00%	08/01/25	(b)	575,000	656,581
Tax Allocation Bonds (Sotoyome) Series 2010	5.25%	08/01/30	(b)	1,000,000	1,132,780
Huntington Beach Public Finance Auth
Lease Refunding RB Series 2011A	2.50%	09/01/13		750,000	758,385
Imperial Irrigation District
Electric System Refunding RB Series 2011C	5.00%	11/01/14		200,000	214,956
Electric System Refunding RB Series 2011C	5.00%	11/01/15		365,000	406,015
Electric System Refunding RB Series 2011C	5.00%	11/01/17		600,000	705,606
Electric System Refunding RB Series 2011C	5.00%	11/01/18		425,000	510,212
Electric System Refunding RB Series 2011D	5.00%	11/01/19		720,000	863,892
Electric System Refunding RB Series 2011D	5.00%	11/01/20		750,000	905,407
Electric System Refunding RB Series 2011D	5.00%	11/01/21		1,235,000	1,496,400
Kern Cnty
Refunding COP 2011 Series A	5.00%	11/01/17		1,460,000	1,683,949
Refunding COP 2011 Series A	5.00%	11/01/18		1,235,000	1,453,842
Lodi Public Financing Auth
Wastewater Refunding RB Series 2012A	4.00%	10/01/16		300,000	329,064
Wastewater Refunding RB Series 2012A	4.00%	10/01/17		325,000	361,075
Wastewater Refunding RB Series 2012A	4.00%	10/01/18		500,000	559,195
Wastewater Refunding RB Series 2012A	4.00%	10/01/19		750,000	835,095
Wastewater Refunding RB Series 2012A	4.00%	10/01/20		450,000	498,919
Wastewater Refunding RB Series 2012A	4.00%	10/01/21		725,000	796,681
Long Beach CCD
GO Bonds Series 2012B	5.00%	08/01/24	(b)	770,000	953,737
Los Angeles
Airport Sr RB Series 2010A	4.00%	05/15/20		225,000	264,229
Judgment Obligation Bonds Series 2010A	5.00%	06/01/20		5,690,000	6,877,503
Wastewater System Sub Refunding RB Series 2012A	4.00%	06/01/16		575,000	636,243
Wastewater System Sub Refunding RB Series 2012A	5.00%	06/01/17		2,500,000	2,931,025
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/18		250,000	288,460
Wastewater System Sub Refunding RB Series 2012B	5.00%	06/01/19		250,000	305,590
Wastewater System Sub Refunding RB Series 2012B	5.00%	06/01/20		500,000	616,905
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/22		490,000	569,140
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/24	(b)	1,075,000	1,223,414
Wastewater System Sub Refunding RB Series 2012C	5.00%	06/01/21		225,000	280,091
Los Angeles CCD
GO Bonds Series 2009A	6.00%	08/01/33	(b)	1,545,000	1,900,180
Los Angeles Cnty
Refunding COP 2012	5.00%	09/01/22		2,250,000	2,645,617

See financial notes 37

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Los Angeles Dept of Airports
Airport Sub RB (Los Angeles Int’l Airport) Series 2010B	5.00%	05/15/21	(b)	280,000	339,570
Los Angeles Dept of Water & Power
Power System RB Series 2009B	5.25%	07/01/23	(b)	1,700,000	2,047,820
Power System RB Series 2011A	4.00%	07/01/16		515,000	573,226
Power System RB Series 2011A	5.00%	07/01/18		3,380,000	4,092,673
Power System RB Series 2012C	4.00%	01/01/16	(b)	1,925,000	2,095,420
Power System RB Series 2012C	5.00%	01/01/16	(b)	770,000	857,811
Power System RB Series 2013A	5.00%	07/01/17	(d)	3,500,000	4,125,450
Water System RB Series 2011A	5.00%	07/01/19		125,000	152,896
Los Angeles Harbor Dept
Refunding RB Series 2011B	5.00%	08/01/24	(b)	1,000,000	1,211,220
Los Angeles Municipal Improvement Corp
Lease RB (Capital Equipment) Series 2007A	5.00%	08/01/14		175,000	185,150
Lease RB (Capital Equipment) Series 2010A	4.00%	11/01/16		170,000	186,781
Lease RB (Capital Equipment) Series 2012A	4.00%	03/01/16		1,200,000	1,297,248
Lease RB (Capital Equipment) Series 2012A	5.00%	03/01/16		2,500,000	2,775,750
Lease RB (Real Property) Series 2012B	4.00%	03/01/24	(b)	260,000	282,916
Los Angeles USD
Refunding COP (Headquarters Building) Series 2012A	5.00%	10/01/20		2,375,000	2,748,540
Refunding COP (Headquarters Building) Series 2012A	5.00%	10/01/21		2,000,000	2,326,600
Refunding COP (Headquarters Building) Series 2012A	5.00%	10/01/22		2,800,000	3,252,760
Refunding COP (Headquarters Building) Series 2012B	4.00%	10/01/17		185,000	203,383
Los Gatos
COP (Library) 2010	5.00%	08/01/21	(b)	500,000	582,660
M-S-R Public Power Agency
Sub Lien RB Series 2008L	5.00%	07/01/16		830,000	944,349
Sub Lien RB Series 2008L	5.00%	07/01/17		855,000	1,001,684
Malibu
COP (City Hall) Series 2009A	4.00%	07/01/14		70,000	73,367
COP (City Hall) Series 2009A	4.00%	07/01/17		100,000	109,500
COP (City Hall) Series 2009A	4.00%	07/01/18		75,000	82,695
COP (City Hall) Series 2009A	5.00%	07/01/20	(b)	75,000	86,042
COP (City Hall) Series 2009A	5.00%	07/01/21	(b)	110,000	124,815
COP (City Hall) Series 2009A	5.00%	07/01/22	(b)	100,000	113,282
Midpeninsula Regional Open Space District
RB Series 2011	6.00%	09/01/41	(b)	3,000,000	3,505,890
Modesto Irrigation District
Electric System Refunding RB Series 2011A	5.00%	07/01/14		500,000	529,200
Electric System Refunding RB Series 2011A	5.00%	07/01/15		945,000	1,039,122
Electric System Refunding RB Series 2012A	5.00%	07/01/16		200,000	227,200
Electric System Refunding RB Series 2012A	5.00%	07/01/17		100,000	116,970
Electric System Refunding RB Series 2012A	5.00%	07/01/18		250,000	298,835
Electric System Refunding RB Series 2012A	5.00%	07/01/19		200,000	241,800
Mountain View Shoreline Regional Park Community
RB Series 2011A	5.00%	08/01/19		420,000	487,448
RB Series 2011A	5.00%	08/01/20		200,000	233,166
RB Series 2011A	5.00%	08/01/21		550,000	643,643
RB Series 2011A	5.75%	08/01/40	(b)	700,000	784,035
Mountain View Whisman SD
GO Bonds Series A	4.00%	09/01/30	(b)	840,000	913,534
Mt. Diablo Hospital District
Insured Hospital RB Series 1993A	5.00%	12/01/13	(g)	935,000	967,622
Newport-Mesa USD
GO Refunding Bonds Series 2012	5.00%	08/01/27	(b)	1,220,000	1,483,325
North City West School Facilities Financing Auth CFD No. 1
Sub Special Tax RB Series 2012A	4.00%	09/01/18		730,000	805,540
Sub Special Tax RB Series 2012A	4.00%	09/01/19		755,000	828,612
Northern California Transmission Agency
RB (California-Oregon Transmission) Series 1990A	7.00%	05/01/13		355,000	358,770
Novato Redevelopment Agency
Tax Allocation Bonds (Hamilton Field Redevelopment) Series 2011	6.75%	09/01/40	(b)	1,000,000	1,147,410
Oakland
GO Refunding Bonds Series 2012	5.00%	01/15/24	(b)	710,000	842,074
Oakland State Building Auth
Lease Refunding RB (Elihu M. Harris State Office Building) Series 2005A	4.50%	04/01/13		750,000	751,935

38 See financial notes

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Palo Alto
Limited Obligation Refunding Bonds (Univ Ave Area Off-St Parking Assessment District) Series 2012	5.00%	09/02/27	(b)	570,000	639,962
Limited Obligation Refunding Bonds (Univ Ave Area Off-St Parking Assessment District) Series 2012	5.00%	09/02/30	(b)	440,000	484,691
Pasadena Area CCD
GO Bonds Series 2009D	5.00%	08/01/21	(b)	130,000	151,973
Pasadena Public Financing Auth
Lease RB (Rose Bowl Renovation) Series 2010A	5.00%	03/01/25	(b)	200,000	235,688
Placentia-Yorba Linda USD
GO Refunding Bonds 2012	4.00%	08/01/16		950,000	1,056,333
GO Refunding Bonds 2012	5.00%	08/01/19		500,000	611,280
Pomona
S/F Mortgage Refunding RB Series 1990B	7.50%	08/01/23	(g)	875,000	1,158,675
Riverside Cnty Palm Desert Financing Auth
Lease RB (Cnty Facilities) Series 2008A	5.50%	05/01/18		1,790,000	2,091,579
Roseville
Special Tax Refunding RB Series 2010	3.00%	09/01/14		2,200,000	2,248,730
Roseville City SD
GO Refunding Bonds Series 2011	4.00%	08/01/14		500,000	526,075
GO Refunding Bonds Series 2011	5.00%	08/01/25	(b)	780,000	933,520
GO Refunding Bonds Series 2011	5.00%	08/01/28	(b)	1,000,000	1,172,720
Ross Valley SD
GO Bonds Series A	5.00%	08/01/31	(b)	1,000,000	1,169,440
San Bernardino CCD
GO Bonds Series A	6.25%	08/01/23	(b)	1,275,000	1,577,838
San Diego CCD
GO Bonds Series 2011	5.00%	08/01/36	(b)	2,000,000	2,325,840
San Diego Cnty Regional Airport Auth
Airport Sr RB Series 2013A	5.00%	07/01/23		200,000	249,360
Airport Sr RB Series 2013A	5.00%	07/01/24	(b)	350,000	432,393
Airport Sr RB Series 2013A	5.00%	07/01/25	(b)	505,000	619,221
Airport Sr RB Series 2013A	5.00%	07/01/26	(b)	490,000	595,850
Airport Sr RB Series 2013A	4.00%	07/01/30	(b)	1,000,000	1,076,200
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	5.00%	09/01/19		1,010,000	1,185,477
Lease Refunding RB Series 2010A	4.25%	03/01/20		950,000	1,055,355
Lease Refunding RB Series 2010A	5.00%	09/01/20		795,000	929,379
San Diego Regional Building Auth
Lease RB Series 2009A	4.00%	02/01/16		415,000	447,955
Lease RB Series 2009A	4.00%	02/01/17		890,000	978,706
San Diego USD
GO Refunding Bonds Series 2005C2	5.50%	07/01/21		2,570,000	3,227,226
San Francisco
COP Series 2009A	5.00%	04/01/15		550,000	596,068
COP Series 2009A	5.00%	04/01/17		950,000	1,090,191
COP Series 2009A	5.00%	04/01/21	(b)	4,225,000	4,878,354
Refunding COP (Moscone Center South) Series 2011A	5.00%	09/01/24	(b)	2,340,000	2,749,734
San Francisco Airport Commission
Second Series RB Series 2009E	5.25%	05/01/24	(b)	300,000	359,079
Second Series Refunding RB Series 2009D	4.00%	05/01/24	(b)	1,625,000	1,851,769
Second Series Refunding RB Series 2011B	5.50%	05/01/21		750,000	950,482
Second Series Refunding RB Series 2012A	5.00%	05/01/26	(b)	450,000	538,690
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2007B	5.00%	08/01/35	(b)	2,565,000	2,929,820
San Francisco CCD
GO Bonds Series 2004B	4.38%	06/15/23	(b)	2,700,000	2,760,669
San Francisco Public Utilities Commission
Water RB Series 2010F	4.00%	11/01/19		2,535,000	2,915,884
Water RB Series 2011A	5.00%	11/01/20		2,360,000	2,934,023
San Francisco Redevelopment Financing Auth
Tax Allocation RB Series 2011B	6.63%	08/01/41	(b)	1,060,000	1,266,064
Tax Allocation Refunding RB Series 2007B	5.00%	08/01/15		1,000,000	1,075,720
San Jose
Airport RB Series 2011A2	5.00%	03/01/19		610,000	722,636
Airport RB Series 2011A2	5.00%	03/01/21		810,000	971,384

See financial notes 39

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
San Jose USD
GO Refunding Bonds Series 2013	5.00%	08/01/24	(b)	2,035,000	2,566,644
San Lorenzo Valley USD
GO Bonds Series 2008A	0.00%	08/01/28	(f)	500,000	263,560
GO Bonds Series 2008A	0.00%	08/01/30	(f)	250,000	119,015
San Mateo Cnty Jt Powers Financing Auth
Lease Refunding RB (Youth Services Campus) Series 2008A	4.00%	07/15/17		425,000	479,468
Lease Refunding RB (Youth Services Campus) Series 2008A	5.00%	07/15/20	(b)	350,000	414,257
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	4.00%	09/01/17		1,840,000	2,101,722
GO Refunding Bonds Series 2012	4.00%	09/01/19		1,960,000	2,272,404
San Ramon Valley USD
GO Bonds Series 2013	3.13%	08/01/33	(b)(d)	3,000,000	2,862,210
Santa Clara Cnty Financing Auth
Lease RB (VMC Refunding) Series 2008A	5.00%	11/15/22	(b)	1,600,000	1,848,688
RB (El Camino Hospital) Series 2007A	5.00%	02/01/17		230,000	259,116
RB (El Camino Hospital) Series 2007B	5.00%	02/01/16	(e)	50,000	54,897
RB (El Camino Hospital) Series 2007B	5.00%	02/01/17		115,000	129,558
RB (El Camino Hospital) Series 2007C	5.00%	02/01/17		300,000	337,977
Santa Cruz Cnty Redevelopment Agency
Tax Allocation Bonds Series 2009A	7.00%	09/01/36	(b)	900,000	1,064,808
Santa Cruz HSD
GO Refunding Bonds Series 2005	5.00%	08/01/29	(b)	5,680,000	5,818,706
Santa Monica Public Financing Auth
Lease RB Series 2011A	5.00%	06/01/28	(b)	1,195,000	1,393,884
Lease RB Series 2011A	5.00%	06/01/30	(b)	2,420,000	2,797,641
Santa Monica Redevelopment Agency
Tax Allocation Bonds (Earthquake Recovery) Series 2011	5.88%	07/01/36	(b)	1,125,000	1,365,277
Santa Monica-Malibu USD
GO Bonds Series B	5.00%	08/01/17		115,000	136,305
GO Bonds Series B	5.00%	08/01/18		100,000	121,466
GO Bonds Series B	5.00%	08/01/19		75,000	92,417
Sequoia UHSD
GO Refunding Bonds 2012	4.00%	07/01/25	(b)	800,000	897,800
Sonoma-Marina Area Rail Transit District
Sales Tax RB Series 2011A	5.00%	03/01/18		500,000	593,875
Sales Tax RB Series 2011A	5.00%	03/01/20		500,000	608,295
Sales Tax RB Series 2011A	5.00%	03/01/29	(b)	500,000	584,285
South Orange Cnty Public Financing Auth
Facility Lease Refunding RB (Juvenile Justice Center) Series 2012	2.00%	06/01/14		600,000	609,228
Facility Lease Refunding RB (Juvenile Justice Center) Series 2012	4.00%	06/01/16		1,500,000	1,632,510
Southern California Metropolitan Water District
Water Refunding RB Series 1993A	5.75%	07/01/21		5,195,000	6,405,747
Water Refunding RB Series 2012F	5.00%	07/01/27	(b)	1,500,000	1,847,940
Tamalpais UHSD
GO Refunding Bonds Series 2011	5.00%	08/01/27	(b)	1,000,000	1,215,500
Tuolumne Wind Project Auth
RB Series 2009A	5.00%	01/01/22	(b)	475,000	548,136
Tustin USD
GO Bonds 2008 Election Series B	6.00%	08/01/36	(b)	950,000	1,181,087
Univ of California
General RB Series 2009Q	5.25%	05/15/26	(b)	3,980,000	4,630,690
General RB Series 2011AB	3.00%	05/15/18		845,000	933,041
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/19		1,165,000	1,349,128
COP (San Antonio Community Hospital) Series 2011	6.50%	01/01/41	(b)	1,500,000	1,768,410
Ventura Cnty Public Financing Auth
Lease RB Series 2013A	5.00%	11/01/20	(d)	250,000	304,173
Lease RB Series 2013A	5.00%	11/01/21	(d)	425,000	517,935
Lease RB Series 2013A	5.00%	11/01/22	(d)	1,000,000	1,217,090
Lease RB Series 2013A	5.00%	11/01/32	(b)(d)	1,000,000	1,144,880
Lease RB Series 2013A	5.00%	11/01/33	(b)(d)	1,000,000	1,141,320
Washington Township Health Care District
RB Series 2009A	4.50%	07/01/13		250,000	252,503
RB Series 2009A	5.00%	07/01/14		300,000	313,206
RB Series 2009A	5.00%	07/01/15		300,000	321,447

40 See financial notes

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
RB Series 2009A	5.00%	07/01/16	(e)	75,000	82,094
RB Series 2009A	5.13%	07/01/17		200,000	222,416
RB Series 2009A	5.25%	07/01/18		250,000	285,258
RB Series 2009A	5.50%	07/01/19		300,000	348,888
West Basin Municipal Water District
Refunding RB Series 2012A	5.00%	08/01/28	(b)	2,330,000	2,773,981
West Kern Water District
Revenue COP Series 2011	4.00%	06/01/18		70,000	76,746
Revenue COP Series 2011	4.00%	06/01/19		500,000	547,300
Revenue COP Series 2011	5.00%	06/01/20		500,000	577,985
Revenue COP Series 2011	5.00%	06/01/28	(b)	900,000	1,005,408
Westlands Water District
Refunding RB Series 2012A	2.00%	09/01/13		250,000	251,988
Refunding RB Series 2012A	3.00%	09/01/14		575,000	596,735
Refunding RB Series 2012A	4.00%	09/01/17		250,000	283,430
Refunding RB Series 2012A	4.00%	09/01/18		250,000	287,220
Refunding RB Series 2012A	4.00%	09/01/19		270,000	312,312
Whittier
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/15		700,000	761,663
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/16		2,100,000	2,352,021
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/17		2,050,000	2,346,286
Woodland Finance Auth
Water RB Series 2011	3.85%	03/01/18		145,000	157,532
Water RB Series 2011	4.15%	03/01/19		180,000	199,168
Water RB Series 2011	4.45%	03/01/20		100,000	112,569
Water RB Series 2011	4.65%	03/01/21		115,000	131,106

					429,208,219

PUERTO RICO 1.9%
Puerto Rico Electric Power Auth
Power RB Series NN	5.00%	07/01/32	(b)(g)	925,000	939,319
Power RB Series ZZ	5.25%	07/01/18		3,000,000	3,287,850
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Fincg Auth
Higher Education & Refunding RB (Inter American Univ of Puerto Rico) Series 2012	5.00%	10/01/16		500,000	552,915
Higher Education & Refunding RB (Inter American Univ of Puerto Rico) Series 2012	5.00%	10/01/17		500,000	557,805
Puerto Rico Sales Tax Financing Corp
Sales Tax RB Sr Series 2011C	5.00%	08/01/22	(b)	1,000,000	1,182,630
Sales Tax RB Sr Series 2011C	5.00%	08/01/40	(b)	2,000,000	2,151,860

					8,672,379

Total Fixed-Rate Obligations
(Cost $412,715,392)					437,880,598

Variable-Rate Obligations 7.7% of net assets

CALIFORNIA 6.6%
Bay Area Toll Auth
Toll Bridge RB Series 2007A1	0.81%	04/01/47	(b)	1,000,000	1,001,160
California
GO Bonds Series 2004A1	0.07%	05/01/34	(a)(b)	3,100,000	3,100,000
GO Bonds Series 2004A5	0.08%	05/01/34	(a)(b)	5,000,000	5,000,000
GO Bonds Series 2004B1	0.07%	05/01/34	(a)(b)	3,300,000	3,300,000
GO Bonds Series 2004B2	0.07%	05/01/34	(a)(b)	1,000,000	1,000,000
GO Refunding Bonds 2012B	1.01%	05/01/18	(b)	1,000,000	1,005,820
GO Refunding Bonds 2012B	1.26%	05/01/20	(b)	1,000,000	1,008,000
California Educational Facilities Auth
Refunding RB (Loyola Marymount Univ) Series 2010B	0.91%	10/01/15	(b)(e)	4,190,000	4,211,578
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2012B	1.06%	04/01/52	(b)	2,000,000	2,012,060
East Bay Municipal Utility District
Wastewater System Refunding RB Series 2011A	0.43%	06/01/38	(b)	2,070,000	2,070,021

See financial notes 41

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Los Angeles Dept of Water & Power
Water System RB Series 2006A2	0.11%	07/01/15	(a)(b)(c)	1,500,000	1,500,000
Southern California Metropolitan Water District
Water Refunding RB Series 2012B1	0.46%	07/01/27	(b)	2,000,000	2,000,980
Univ of California
RB Series 2007D	0.11%	10/01/15	(a)(b)(c)	3,500,000	3,500,000

					30,709,619

PUERTO RICO 1.1%
Puerto Rico Sales Tax Financing Corp
First Sub Sales Tax RB Series 2010A	0.36%	02/01/34	(a)(b)(c)	5,000,000	5,000,000

Total Variable-Rate Obligations
(Cost $35,660,000)					35,709,619

End of Investments.

At 02/28/13, the tax basis cost of the fund’s investments was $448,361,131 and the unrealized appreciation and depreciation were $25,521,771 and ($292,685), respectively, with a net unrealized appreciation of $25,229,086.

(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $10,000,000 or 2.2% of net assets.
(d)	Delayed-delivery security.
(e)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(f)	Zero Coupon Bond.
(g)	Refunded bond.

BAN —	Bond anticipation note
CCD —	Community college district
CFD —	Community facilities district
COP —	Certificate of participation
GO —	General obligation
HFA —	Housing finance agency/authority
HSD —	High school district
IDRB —	Industrial development revenue bond
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
UHSD —	Union high school district
USD —	Unified school district

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Fixed-Rate Obligations[1]	$—	$437,880,598	$—	$437,880,598
Variable-Rate Obligations[1]	—	35,709,619	—	35,709,619

Total	$—	$473,590,217	$—	$473,590,217

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2013.

42 See financial notes

 Schwab California Tax-Free Bond Fund

Statement of
Assets and Liabilities
As of February 28, 2013; unaudited

Assets

Investments, at value (cost $448,375,392)		$473,590,217
Cash		36,831
Receivables:
Investments sold		3,480,575
Interest		4,723,320
Fund shares sold	+	156,212

Total assets		481,987,155

Liabilities

Payables:
Investments bought		17,505,135
Investment adviser and administrator fees		7,834
Shareholder services fees		8,272
Fund shares redeemed		1,909,199
Distributions to shareholders		377,007
Accrued expenses	+	46,397

Total liabilities		19,853,844

Net Assets

Total assets		481,987,155
Total liabilities	−	19,853,844

Net assets		$462,133,311

Net Assets by Source
Capital received from investors		435,513,340
Net investment income not yet distributed		3,224
Net realized capital gains		1,401,922
Net unrealized capital gains		25,214,825

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$462,133,311		38,174,879		$12.11

See financial notes 43

 Schwab California Tax-Free Bond Fund

Statement of
Operations
For September 1, 2012 through February 28, 2013; unaudited

Investment Income

Interest		$6,592,973

Expenses

Investment adviser and administrator fees		669,902
Shareholder service fees		542,466
Portfolio accounting fees		38,887
Professional fees		20,706
Shareholder reports		11,603
Transfer agent fees		10,522
Custodian fees		6,646
Trustees’ fees		5,352
Registration fees		2,823
Interest expense		95
Other expenses	+	5,007

Total expenses		1,314,009
Expense reduction by CSIM and its affiliates	−	219,740
Custody credits	−	166

Net expenses	−	1,094,103

Net investment income		5,498,870

Realized and Unrealized Gains (Losses)

Net realized gains on investments		2,841,806
Net unrealized losses on investments	+	(1,888,702)

Net realized and unrealized gains		953,104

Increase in net assets resulting from operations		$6,451,974

44 See financial notes

 Schwab California Tax-Free Bond Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/12-2/28/13			9/1/11-8/31/12
Net investment income		$5,498,870	$11,517,250
Net realized gains		2,841,806	7,821,129
Net unrealized gains (losses)	+	(1,888,702)	10,686,626

Increase in net assets from operations		6,451,974	30,025,005

Distributions to shareholders

Distributions from net investment income		(5,494,847)	(11,506,474)
Distributions from net realized gains	+	(8,666,317)	(556,036)

Total distributions		($14,161,164)	($12,062,510)

Transactions in Fund Shares

		9/1/12-2/28/13		9/1/11-8/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,948,762	$72,980,840	8,575,667	$103,171,785
Shares reinvested		735,492	8,984,897	611,367	7,367,018
Shares redeemed	+	(3,755,498)	(45,935,513)	(6,159,853)	(73,949,444)

Net transactions in fund shares		2,928,756	$36,030,224	3,027,181	$36,589,359

Shares Outstanding and Net Assets

		9/1/12-2/28/13		9/1/11-8/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		35,246,123	$433,812,277	32,218,942	$379,260,423
Total increase	+	2,928,756	28,321,034	3,027,181	54,551,854

End of period		38,174,879	$462,133,311	35,246,123	$433,812,277

Distributions in excess of net investment income / Net investment income not yet distributed			$3,224		($799)

See financial notes 45

 Schwab Tax-Free Bond Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Investments (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Investments (organized October 26, 1990)	Schwab Total Bond Market Fund
Schwab Tax-Free Bond Fund	Schwab GNMA Fund
Schwab California Tax-Free Bond Fund	Schwab Treasury Inflation Protected Securities Fund
Schwab Short-Term Bond Market Fund	Schwab 1000 Index Fund
Schwab Intermediate-Term Bond Fund	Schwab Global Real Estate Fund
(formerly Schwab Premier Income Fund)

Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or

46

 Schwab Tax-Free Bond Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of February 28, 2013 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

 47

 Schwab Tax-Free Bond Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to the funds’ net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

(k) New Accounting Pronouncements:

In December 2011, Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of offset and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU No. 2011-11 may have on the funds’ financial statement disclosures.

3. Risk Factors:

The funds invest primarily in investment-grade municipal bond securities. These investments may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:

Market Risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of a shareholder’s investment in the funds will fluctuate, which means that the shareholder could lose money.

Investment Style Risk. The funds are not designed to offer substantial capital appreciation. In exchange for its goal of capital preservation, a fund may offer lower long-term performance than stock investments or certain other types of bond investments. The funds’ emphasis on quality and preservation of capital also could cause it to underperform certain other types of bond

48

 Schwab Tax-Free Bond Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

investments, particularly those that take greater maturity and credit risks. At the same time, some of the funds’ investments may have greater risks than securities in taxable bond funds.

Interest Rate Risk. Interest rates will rise and fall over time. During periods when interest rates are low, the fund’s yield and total return also may be low. Changes in interest rates also may affect the fund’s share price: a sharp rise in interest rates could cause the fund’s share price to fall. The longer the fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

Credit Risk. The funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the funds to lose money or underperform. The funds could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The funds may be unable to sell illiquid securities at an advantageous time or price.

High Yield Risk. High yield securities and unrated securities of similar credit quality (sometimes called junk bonds) that the funds may invest in are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Leverage Risk. Certain fund transactions, such as derivatives, may give rise to a form of leverage and may expose the funds to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of a fund’s portfolio securities. The use of leverage may cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Prepayment and Extension Risk. The funds’ investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the funds to hold securities paying lower-than-market rates of interest, which could hurt the funds’ yield or share price.

Municipal Securities Risk. The funds primarily invest in municipal securities whose interest, in the opinion of the issuers’ counsel, is exempt from federal income tax and from the AMT. Neither the investment adviser nor the funds guarantee that this opinion is correct, and there is no assurance that the Internal Revenue Service (IRS) will agree with such counsel’s opinion. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could be taxable. To the extent that a fund invests in municipal securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. In addition, many municipal securities are issued to finance specific projects (especially those relating to education, health care, transportation and utilities) and conditions in those sectors can affect the overall municipal market. National governmental actions, such as the elimination of tax-exempt status, or the reduction of financial support to municipalities, also could affect performance. Municipalities continue to experience difficulties in the current economic and political environment.

Non-Diversification Risk. The funds are non-diversified and, as such, may invest a greater percentage of their assets in the securities of a single issuer than a fund that is diversified. A non-diversified fund is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Derivatives Risk. The funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause a fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the funds. However, these risks are less severe when the funds use derivatives for hedging rather than to enhance the funds’ returns or as a substitute for a position or security.

Management Risk. As actively managed mutual funds, the funds are subject to the risk that their investment adviser will make poor security selections. The funds’ investment adviser applies its own investment techniques and risk analyses in making investment decisions for each fund, but there can be no guarantee that they will produce the desired results.

California State-Specific Risk. Because the Schwab California Tax-Free Bond Fund concentrates its investments in California municipal securities, the fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal.

 49

 Schwab Tax-Free Bond Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Lack of Governmental Insurance or Guarantee. An investment in the funds is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Please refer to the funds’ prospectus for a more complete description of these and other principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the following funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

	Schwab	Schwab
	Tax-Free	California Tax-Free
Average Daily Net Assets	Bond Fund	Bond Fund

First $500 million	0.30%	0.30%
Over $500 million	0.22%	0.22%

The Board has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payment received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement (“expense limitation”) with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board to limit the total annual fund operating expenses to 0.49%, excluding interest, taxes and certain non-routine expenses.

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended February 28, 2013, the funds had no direct security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but

50

 Schwab Tax-Free Bond Funds

Financial Notes, unaudited (continued)

5. Board of Trustees (continued):

it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers Table at the end of this report.

6. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended February 28, 2013, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab Tax-Free Bond Fund	$398,553,776	$360,587,302
Schwab California Tax-Free Bond Fund	266,842,904	223,722,588

8. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2012, the funds had no capital loss carryforwards.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended August 31, 2012, the funds had no capital losses deferred and no capital losses utilized.

As of August 31, 2012, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2012, the funds did not incur any interest or penalties.

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 51

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 94 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Investments since 2000.)	Chairman of JDN Corporate Advisory LLC.	77	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Investments since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	77	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Investments since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	77	Director, TOUSA (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Mission West Properties (1998 – 2012)
Director, Ditech Networks Corporation (1997 – 2012)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Investments since 2011.)	Private Investor.	77	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Investments since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	77	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Investments since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	77	Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present) Lead Independent Director, Board of Cooper Industries (2002 – 2012)

52

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Investments since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	77	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Investments since 199.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	77	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Investments since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	94	None

 53

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Investments since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer (Dec. 2010 – present) and Chief Investment Officer (Dec. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Investments since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Investments since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Secretary and Chief Legal Officer (Officer of Schwab Investments since 2011.)	Senior Vice President, Charles Schwab & Co., Inc., (Sept. 2011 – present); Senior Vice President and Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary, Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President (Officer of Schwab Investments since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab. In addition to their employment with Schwab, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation, the parent company of Schwab and the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

54

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset-backed securities Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

average rate The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.

Barclays 1-Year Municipal Bond Index An index that includes the 1-Year (1 − 2) component of the Barclays Capital General Municipal Bond Index.

Barclays 7-Year Municipal Bond Index An index that includes the 7-Year (6 − 8) component of the Barclays Capital General Municipal Bond Index.

Barclays General Municipal Bond Index An index that covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.

call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

certificate of participation A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.

coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. See chart below.

credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

discount rate The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.

duration A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration

Credit Ratings

Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.

 55

generally take into account the bond’s yield, interest payments, maturity date and call features.

weighted average duration A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

general obligation bonds Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.

interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.

interest rate risk The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

market risk Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”’

maturity The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The average portfolio maturity of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.

mortgage-backed securities Bond or other debt securities that represent ownership in a pool of mortgage loans.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

prepayment risk The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.

refunded bond A bond for which the principal and interest payments are secured or guaranteed by cash or U.S. government securities held in an escrow account.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue bonds Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 − 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

56

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Global Real Estate Fundtm
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2013 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13481-16
00093917

Item 2: Code of Ethics.
Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.
Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1)	Code of ethics — not applicable to this semi-annual report.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	April 12, 2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	April 12, 2013

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	April 12, 2013